United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
                             (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Tax-Exempt Income
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Intermediate
Municipal Portfolios


Semi-Annual Report--March 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 17, 2004


Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios for the semi-annual reporting period ended March 31, 2004.

Investment Objectives and Policies

The three portfolios of this open-end fund seek to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Each portfolio invests principally in investment grade bonds. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The following table provides performance for the three portfolios and their benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended March 31, 2004.

INVESTMENT RESULTS*
Periods Ended March 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Intermediate
California Portfolio
   Class A                      1.76%              3.50%
------------------------------------------------------------
   Class B                      1.47%              2.84%
------------------------------------------------------------
   Class C                      1.40%              2.77%
------------------------------------------------------------
Intermediate
Diversified Portfolio
   Class A                      1.78%              3.98%
------------------------------------------------------------
   Class B                      1.43%              3.27%
------------------------------------------------------------
   Class C                      1.43%              3.26%
------------------------------------------------------------
Intermediate
New York Portfolio
   Class A                      1.70%              3.98%
------------------------------------------------------------
   Class B                      1.34%              3.24%
------------------------------------------------------------
   Class C                      1.35%              3.24%
------------------------------------------------------------
Lehman Brothers 5-Year
General Obligation
Municipal Index                 1.37%              4.34%
------------------------------------------------------------

* Investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares for each portfolio as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of each class have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. An investor cannot invest directly in an index, and its results are not indicative of the performance


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1 for any specific investment, including AllianceBernstein Intermediate Municipal Portfolios.

Additional performance information can be found on pages 3-11.

During the six-month period ended March 31, 2004, each of the Portfolios' Class A shares performed well on an absolute basis and outperformed their national benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index. Positive security selection accounted for almost all of the value that has been added since September 2003. The Portfolios' small positions in municipal tobacco-backed bonds and industrial development bonds also added to performance.

Over the 12-month period ended March 31, 2004, the Portfolios performed well on an absolute basis, but underperformed their benchmark. We added modestly to the returns through security selection, but were hurt by the fact that the Portfolios had shorter average maturities than the benchmark in a falling interest rate environment. In addition, Intermediate California Portfolio also labored under poor maturity selection. During the reporting period, the Intermediate California Portfolio held overweight positions in short- and long-term bonds in California as compared to the benchmark. This proved to be a combination that underperformed concentrated-maturity portfolios like the LB 5-Year General Obligation Municipal Index.

Market Review and Investment Strategy

Intermediate- and longer-term municipal interest rates declined modestly over the whole reporting period as inflation remained subdued. Improvements in the national economy translated into stronger state and local tax receipts, indicating that municipal governments had likely turned the fiscal corner. According to the Nelson A. Rockefeller Institute of Government, after two years of decline, real state tax revenues increased during the last two quarters of 2003. Another indication of the easing budget situation can be found in the number of states that are reporting budget gaps. In February 2004, there were 18 such states, down from a high of 36 in 2003.

Nevertheless, states continue to face significant challenges. Fiscal 2005 budgets, which begin on July 1, 2004 for most states, are being crafted with modest revenue growth and continued spending pressures, especially in the areas of health and employee pension costs. In addition, many of the one-time funding sources, easy budget cuts and levels of reserves used in the last two years to close gaps, are no longer available. For example, the amount of rainy-day reserves reported by the states for fiscal years 2003 and 2004 was down to the lowest level in 10 years. Furthermore, an aversion to raising broad-based income and sales taxes continues to be prevalent in most states, leading them to concentrate on controlling the growth of spending. Major casualties of this approach have been the lower echelons of government, which depend heavily on state funding.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate California Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns           SEC Returns
                   1 Year                  3.50%                 -0.90%
          Since Inception*                 4.02%                  1.95%
                SEC Yield**                1.85%
 Taxable Equivalent Yield***               4.36%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate California Portfolio

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  2.84%                 -0.16%
          Since Inception*                 3.33%                  2.88%
                SEC Yield**                1.15%
 Taxable Equivalent Yield***               3.43%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate California Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  2.77%                  1.77%
          Since Inception*                 3.29%                  3.29%
                SEC Yield**                1.15%
 Taxable Equivalent Yield***               3.48%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate Diversified Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  3.98%                 -0.41%
          Since Inception*                 4.67%                  2.59%
                SEC Yield**                1.73%
 Taxable Equivalent Yield***               4.08%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate Diversified Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                       NAV Returns            SEC Returns
                   1 Year                  3.27%                  0.27%
          Since Inception*                 3.95%                  3.50%
                SEC Yield**                1.03%
 Taxable Equivalent Yield***               3.34%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate Diversified Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  3.26%                  2.26%
          Since Inception*                 3.93%                  3.93%
                SEC Yield**                1.03%
 Taxable Equivalent Yield***               3.18%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate New York Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  3.98%                 -0.47%
          Since Inception*                 4.76%                  2.69%
                SEC Yield**                1.84%
 Taxable Equivalent Yield***               4.51%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate New York Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  3.24%                  0.24%
          Since Inception*                 4.00%                  3.55%
                SEC Yield**                1.15%
 Taxable Equivalent Yield***               3.76%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Intermediate New York Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  3.24%                  2.24%
          Since Inception*                 4.03%                  4.03%
                SEC Yield**                1.15%
 Taxable Equivalent Yield***               3.76%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio can invest up to 20% of its assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolio is "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than a "diversified" fund. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 2/1/02.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tax-Exempt Variable-Rate Demand Notes-0.71%
$   1,500,000   Irvine Ranch Water District, Consolidated
                Bonds Refunding, Series B,
                1.11%, 10/01/2004                                 $   1,500,000
      700,000   Irvine Ranch Water District,
                Nos. 140-240-105-250, California,
                1.12%, 04/01/2033                                       700,000
    2,900,000   California State, Series A-2,
                1.12%, 05/01/2033                                     2,900,000
    1,200,000   Irvine Unified School
                District, Community Facilities
                District No. 01-1, California,
                1.12%, 09/01/2038                                     1,200,000
                                                                  -------------
                Total Tax-Exempt Variable-Rate
                  Demand Notes (Cost $6,300,000)                      6,300,000
                                                                  -------------
                Prerefunded/Escrowed-3.45%
    1,000,000   Washington Suburban Sanitation District,
                Maryland,
                6.60%, 06/01/2015,
                Prerefunded 06/01/2004 @ 100                          1,008,820
    2,000,000   Los Angeles, California, Department of
                Water & Power, California Electric Plant
                Revenue, FSA,
                5.25%, 06/15/2013,
                Prerefunded 06/15/2004 @ 101                          2,036,800
    3,955,000   Imperial Irrigation District, California
                Certificates of Participation, Electric
                System Project, MBIA,
                6.00%, 11/01/2015,
                Prerefunded 11/01/2004 @ 102                          4,148,518
    1,355,000   Los Angeles County
                Metropolitan Transportation Authority,
                California Sales Tax Revenue, Proposition
                C-2nd Senior Series A, AMBAC,
                5.00%, 07/01/2025,
                Prerefunded 07/01/2005 @ 100                          1,422,059
    9,515,000   San Bernardino County, California,
                Certificates of Participation, Medical Center
                Financing Project, Series A, MBIA,
                6.50%, 08/01/2028,
                Prerefunded 08/01/2005 @ 102                         10,392,378
      310,000   Burbank Redevelopment Agency, California,
                9.25%, 12/01/2005,
                Escrowed to Maturity                                    314,123



_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   California State Public Works Board,
                Lease Revenue, Department Of
                Corrections, Series A, AMBAC
                5.75%, 01/01/2012,
                Prerefunded 01/01/2006 @ 102                      $   1,097,630
    1,520,000   Corona, California Certificates of
                Participation,
                8.00%, 03/01/2015,
                Prerefunded 03/01/2006 @ 100                          1,712,584
    1,120,000   University of California Revenue, Hospital
                Medical Center, AMBAC,
                5.75%, 07/01/2024,
                Prerefunded 07/01/2006 @ 101                          1,240,478
      920,000   Northern California Power Agency,
                Public Power Revenue Series A, AMBAC,
                5.80%, 07/01/2009,
                Escrowed to Maturity                                  1,083,006
    1,295,000   Los Angeles, Unified School District,
                California Series D, FGIC,
                5.625%, 07/01/2015,
                Prerefunded 07/01/2010 @ 100                          1,521,651
    1,000,000   Kern High School District, California,
                7.10%, 08/01/2011,
                Escrowed to Maturity                                  1,277,510
    1,000,000   Pittsburg Redevelopment Agency,
                California Residential Mortgage Revenue,
                9.60%, 06/01/2016,
                Escrowed to Maturity                                  1,532,310
    1,615,000   Metropolitan Water District of Southern
                California, Waterworks Revenue Series A,
                5.75%, 07/01/2021,
                Escrowed to Maturity                                  1,897,803
                                                                  -------------
                Total Prerefunded/Escrowed
                  (Cost $29,312,675)                                 30,685,670
                                                                  -------------
                Insured-51.08%
    5,000,000   San Jose Redevelopment Agency,
                California, Tax Allocation, Merged Area
                Redevelopment Project, MBIA,
                3.00%, 08/01/2004(a)                                  5,033,000
    1,015,000   Covina Valley Unified School District,
                California, Series A, FSA,
                4.50%, 08/01/2004                                     1,026,581
    1,365,000   Rancho Water District Financing Authority,
                California Revenue, Series A, FSA,
                5.00%, 08/01/2004                                     1,382,772


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,835,000   Los Angeles, California, Harbor Department
                Revenue, AMBAC,
                5.50%, 08/01/2004                                 $   1,861,516
    1,960,000   Gateway Economic Development
                Corp., Greater Cleveland, Ohio, Excise
                Tax Revenue, FSA,
                5.125%, 09/01/2004                                    1,992,222
    1,600,000   Irvine Public Facilities & Infrastructure
                Authority, California, Assessment Revenue,
                Series B, AMBAC,
                3.00%, 09/02/2004                                     1,613,328
    1,000,000   Oakland Joint Powers Financing Authority,
                California, Lease Revenue, AMBAC,
                5.00%, 10/01/2004                                     1,019,710
   11,530,000   San Joaquin Hills Transportation Corridor
                Agency, California, Toll Road Revenue,
                Capital Appreciation Refunding
                Series A, MBIA,
                0.00%, 01/15/2005                                    11,435,569
    3,300,000   Industry Urban Development Agency,
                California, MBIA,
                5.00%, 05/01/2005                                     3,438,600
    3,225,000   East Bay Delta Housing & Finance Agency,
                California, Lease Revenue, MBIA,
                4.25%, 06/01/2005                                     3,337,617
    1,900,000   Association of Bay Area Governments,
                California, Bay Area Rapid Transit,
                Series A, AMBAC,
                5.00%, 06/15/2005                                     1,988,350
    1,270,000   Los Angeles, California, Series A, MBIA,
                3.00%, 09/01/2005                                     1,303,020
    8,080,000   Industry Urban Development Agency,
                California, MBIA,
                5.00%, 05/01/2006                                     8,668,547
    1,535,000   Long Beach, California, Harbor Revenue,
                Series A, FGIC,
                2.50%, 05/15/2006                                     1,559,698
    3,015,000   Puerto Rico Electric Power Authority,
                Power Revenue, Refunding Series Y, MBIA,
                6.50%, 07/01/2006                                     3,341,374
    1,000,000   Virgin Islands Public Finance Authority
                Revenue, Federal Highway Reimbursement
                Loan Note, FSA,
                5.00%, 09/01/2006                                     1,077,200
    2,030,000   Los Angeles, California, Certificates of
                Participation, Equipment & Real Estate
                Property Program, Series AU, MBIA,
                5.00%, 10/01/2006                                     2,207,097


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,940,000   Southern California Public Power Authority,
                Power Project Revenue Refunding,
                San Juan, Unit 3, Series A, FSA,
                5.00%, 01/01/2007                                 $   2,113,281
    6,960,000   California Department of Transportation,
                Revenue, Federal Highway Grant
                Anticipation Bonds, Series A, AMBAC,
                4.00%, 02/01/2007                                     7,409,059
      810,000   San Jose, California, Airport Revenue, FGIC,
                5.875%, 03/01/2007                                      871,560
    7,320,000   Industry Urban Development
                Agency, California, MBIA,
                5.00%, 05/01/2007                                     8,039,995
    1,130,000   Long Beach, California, Harbor Revenue,
                Series A, FGIC,
                3.00%, 05/15/2007                                     1,160,454
    8,240,000   East Bay Municipal Utility District, California,
                Water Systems Revenue, Refunding, FSA,
                4.00%, 06/01/2007                                     8,832,868
   13,075,000   Association of Bay Area Governments,
                California, Bay Area Rapid Transit,
                Series A, AMBAC,
                5.00%, 06/15/2007                                    14,432,185
    3,960,000   San Francisco City & County, California,
                Refunding, Series 1, FGIC,
                5.75%, 06/15/2007                                     4,463,078
    8,590,000   Los Angeles, California, Convention &
                Exhibition Center Authority, Lease
                Revenue, Series A, AMBAC,
                3.50%, 08/15/2007                                     9,092,944
    8,800,000   Southern California Public Power Authority,
                Power Project Revenue Refunding,
                San Juan, Unit 3, Series A, FSA,
                5.00%, 01/01/2008                                     9,746,264
    3,050,000   San Jose, California, Airport Revenue
                Refunding, Series B, FSA, AMT,
                5.00%, 03/01/2008                                     3,331,972
    2,135,000   San Diego County Regional Transportation
                Authority, California Sales Tax Revenue,
                Series A, FGIC,
                4.75%, 04/01/2008                                     2,359,025
    2,360,000   San Diego County Regional Transportation
                Authority, California, Sales Tax Revenue,
                Series A, FGIC,
                5.25%, 04/01/2008                                     2,652,664
    3,885,000   Long Beach, California, Harbor
                Revenue, MBIA, AMT,
                6.00%, 05/15/2008                                     4,142,964
    2,500,000   Puerto Rico Public Building Authority,
                Revenue Guaranteed Series L, FSA,
                5.60%, 07/01/2008                                     2,854,100


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Riverside, California, Sewer Revenue, FGIC,
                7.00%, 08/01/2008                                 $   1,199,120
    1,510,000   Castaic Lake Water Agency, California,
                Certificates of Participation, Water System
                Improvement Project, Series A, MBIA,
                7.25%, 08/01/2008                                     1,822,706
    9,300,000   Los Angeles, California Certificates of
                Participation, Equipment & Real Estate
                Property Program, Series AU, MBIA,
                5.00%, 10/01/2008                                    10,470,777
    9,000,000   Los Angeles County, California, Public
                Works Financing Authority, AMBAC,
                5.50%, 10/01/2008                                    10,172,970
    4,510,000   University of California Revenue,
                Series A, AMBAC,
                5.00%, 05/15/2009                                     5,093,459
    1,000,000   Redding Joint Powers Financing Authority,
                California, Electric System Revenue,
                Series A, MBIA,
                6.25%, 06/01/2009                                     1,188,290
    1,140,000   Florida State Department of Environmental
                Protection Preservation Revenue, Florida
                Forever, Series C, AMBAC,
                5.25%, 07/01/2009                                     1,292,395
    4,960,000   Northern California Power Agency,
                Geothermal Project No.3,
                Series A, AMBAC,
                5.80%, 07/01/2009                                     5,798,637
    1,100,000   South Orange County Public Finance
                Authority, California, Special Tax Revenue,
                Foothill Area, Series C, FGIC,
                8.00%, 08/15/2009                                     1,398,573
    5,130,000   California State, Refunding, FSA,
                5.25%, 02/01/2010                                     5,812,495
      600,000   Los Angeles, California Department of
                Airports, Airport Revenue, FGIC, AMT,
                5.80%, 05/15/2010                                       653,556
    2,000,000   Puerto Rico Commonwealth, FGIC,
                5.25%, 07/01/2010                                     2,294,660
    1,635,000   Pomona Public Financing Authority,
                California, Revenue, Merged
                Redevelopment Project,
                Series AH, AMBAC,
                5.00%, 02/01/2011                                     1,837,462
    4,235,000   Saint Petersburg, Florida, Public
                Improvement Revenue, MBIA,
                5.00%, 02/01/2011                                     4,765,010
    1,000,000   Kern High School District, California,
                Series A, MBIA,
                6.30%, 02/01/2011                                     1,201,460


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,145,000   San Francisco City & County, California,
                Airport Commission, International Airport
                Revenue, Second Series 10A, MBIA, AMT,
                5.45%, 05/01/2012                                 $   2,311,817
    4,630,000   University of California, Revenue,
                Series B, AMBAC,
                5.00%, 05/15/2012                                     5,231,668
    9,025,000   Puerto Rico Electric Power Authority,
                Power Revenue, Refunding,
                Series KK, FSA,
                5.25%, 07/01/2012                                    10,383,353
    5,930,000   M S R Public Power Agency, California,
                San Juan Project, Refunding,
                Series G, MBIA,
                5.30%, 07/01/2012                                     6,572,456
    1,075,000   Rancho Water District Financing Authority,
                California Revenue, Series A, FSA,
                5.50%, 08/01/2012                                     1,241,281
    2,500,000   Northern Mariana Islands, Commonwealth
                of, Series A, ACA,
                6.00%, 06/01/2014                                     2,771,725
    1,195,000   Culver City Redevelopment Finance
                Authority, California, Tax Allocation, AMBAC,
                5.50%, 11/01/2014                                     1,398,879
    1,000,000   Santa Clara, Redevelopment Agency
                California, Tax Allocation, Bayshore
                North Project, MBIA,
                5.00%, 06/01/2015                                     1,033,500
    8,785,000   Los Angeles Unified School District,
                California, Election of 1997, Series E, MBIA,
                5.50%, 07/01/2015                                    10,093,614
    1,000,000   San Jose Redevelopment Agency,
                California, Tax Allocation, Merged Area
                Redevelopment Project, MBIA,
                6.00%, 08/01/2015                                     1,213,180
    2,380,000   Antioch Public Finance Authority,
                California, Lease Revenue, Municipal
                Facilities Project, Series B, MBIA,
                5.50%, 01/01/2016                                     2,674,049
    1,430,000   San Mateo County Transportation
                District California, Series A, MBIA,
                5.50%, 06/01/2016                                     1,672,428
    5,225,000   California State Public Works Board, Lease
                Revenue, Department of Health Services,
                Series A, MBIA,
                5.75%, 11/01/2016                                     5,998,509
    2,685,000   Northern California Power Agency,
                Public Power Revenue, Hydroelectric
                Project No. 1, Series A, MBIA,
                5.00%, 07/01/2017                                     2,880,790


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   California Special Districts Association
                Finance Corp., Certificates of Participation,
                Series Z, FSA,
                5.50%, 08/01/2017                                 $   1,167,230
    1,460,000   Santa Fe Springs, California, Community
                Development Commission, Refunding,
                Series A, MBIA,
                5.375%, 09/01/2017                                    1,626,615
    3,130,000   Long Beach Bond Finance Authority,
                California, Lease Revenue, Civic Center
                Project, Series A, MBIA,
                5.00%, 10/01/2017                                     3,358,772
    7,495,000   San Bernardino County, California,
                Certificates of Participation, West Valley
                Detention Center, Refunding,
                Series A, MBIA,
                5.25%, 11/01/2017                                     8,364,195
    1,210,000   Culver City, Redevelopment Agency,
                California, Tax Allocation Redevelopment
                Project A, MBIA,
                5.50%, 11/01/2017                                     1,373,144
    6,390,000   Santa Clara County Financing Authority,
                California, Lease Revenue,
                Series A, AMBAC,
                5.00%, 11/15/2017                                     6,868,036
    5,930,000   Sacramento City Financing Authority,
                California, Revenue Capital Improvement,
                Series A, AMBAC,
                5.50%, 12/01/2017                                     6,710,744
    2,420,000   San Francisco City & County, California,
                Airport Commission, International Airport
                Revenue, Second Series 15A, FSA, AMT,
                5.00%, 05/01/2018                                     2,546,663
    2,000,000   Los Angeles, California, Department of
                Water & Power, Power System,
                Series A, FSA,
                5.25%, 07/01/2018                                     2,198,100
    5,000,000   Los Angeles, California, Department of
                Water & Power, Power System,
                Series A, MBIA,
                5.375%, 07/01/2018                                    5,554,150
    2,000,000   Los Altos School District, California,
                Series B, MBIA,
                5.00%, 08/01/2018                                     2,142,800
    2,075,000   Anaheim Public Financing Authority,
                California, Electric System Revenue,
                Distribution Facilities, MBIA,
                5.00%, 10/01/2018                                     2,219,213
    1,500,000   Imperial Irrigation District, California,
                Electric System Revenue, MBIA,
                5.00%, 11/01/2018                                     1,605,600


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Culver City, Redevelopment Agency,
                California, Tax Allocation Redevelopment
                Project A, MBIA,
                5.50%, 11/01/2018                                 $   1,137,530
    5,000,000   California State Department of Water
                Resources, Water Systems, Series Y, FGIC,
                5.25%, 12/01/2018                                     5,527,450
    1,440,000   Sacramento City Financing Authority,
                California, Revenue, City Hall &
                Redevelopment Projects, Series A, FSA,
                5.375%, 12/01/2018                                    1,609,258
    3,830,000   Los Angeles, California, Sanitation
                Equipment Charge Revenue, Series A, FSA,
                5.25%, 02/01/2019                                     4,180,024
    5,035,000   Anaheim Union High School
                District, California, Series A, FSA,
                5.375%, 08/01/2019                                    5,569,465
    1,000,000   Antelope Valley Union High School District,
                California, Series A, MBIA,
                5.375%, 08/01/2019                                    1,113,420
    1,185,000   Tahoe-Truckee Unified School District,
                California, MBIA,
                5.50%, 08/01/2019                                     1,376,710
    1,000,000   Long Beach Bond Finance Authority,
                California, Lease Revenue, Public Safety
                Facilities Projects, AMBAC,
                5.25%, 11/01/2019                                     1,096,010
    2,815,000   Los Angeles County, California, Certificates
                of Participation, Antelope Valley Courthouse,
                Series A, AMBAC,
                5.75%, 11/01/2019                                     3,224,780
    2,630,000   California State Public Works Board,
                Lease Revenue, Department of Corrections,
                State Prison, Series A, AMBAC,
                5.00%, 12/01/2019                                     2,869,488
    5,000,000   California State Department of Water
                Resources, Water Systems, Series Y, FGIC,
                5.25%, 12/01/2019                                     5,487,000
    4,525,000   Los Angeles, California, Sanitation
                Equipment Charge Revenue, Series A, FSA,
                5.25%, 02/01/2020                                     4,901,661
    2,050,000   Pasadena Unified School District, California,
                Series B, FGIC, 5.00%, 07/01/2020                     2,177,551
    6,295,000   Los Angeles, California, Department of
                Water & Power, Power System,
                Series A, MBIA,
                5.375%, 07/01/2020                                    6,916,946
    3,475,000   Ventura County Community College District,
                California, Series A, MBIA,
                5.00%, 08/01/2020                                     3,715,088


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,900,000   Gilroy Unified School District, California,
                FGIC,
                5.25%, 08/01/2020                                 $   2,075,465
    6,340,000   University of California, Multi-purpose
                Projects, Revenue, Series E, MBIA,
                5.125%, 09/01/2020                                    6,830,209
    1,000,000   Fontana Public Financing Authority,
                California, Tax Allocation Revenue,
                North Fontana Redevelopment Project,
                Series A, FSA,
                5.25%, 09/01/2020                                     1,086,860
    1,000,000   San Mateo County Community College
                District, California, 2001 Election,
                Series A, FGIC,
                5.375%, 09/01/2020                                    1,101,040
    2,075,000   Walnut Public Financing Authority, California,
                Tax Allocation Revenue, AMBAC,
                5.375%, 09/01/2020                                    2,306,964
    1,100,000   Mammoth Unified School District, California,
                Capital Appreciation, MBIA,
                0.00%, 08/01/2021                                       477,180
    1,800,000   San Francisco City & County, California,
                Public Utilities Commission, Waterworks
                Revenue Series A, FSA,
                5.00%, 11/01/2021                                     1,894,914
    1,050,000   Long Beach Bond Finance Authority,
                California, Lease Revenue, Public Safety
                Facilities Projects, AMBAC,
                5.25%, 11/01/2021                                     1,138,084
    1,100,000   Sacramento County Sanitation District
                Financing Authority, California, Revenue, FSA,
                5.50%, 12/01/2021                                     1,279,971
    1,000,000   Mammoth Unified School District,
                California, Capital Appreciation, MBIA,
                0.00%, 08/01/2022                                       407,510
    1,440,000   Anaheim Union High School District,
                California, Series A, FSA,
                5.00%, 08/01/2022                                     1,513,930
    3,050,000   California State University Headquarters
                Building Authority, Lease Revenue,
                Series B, MBIA,
                5.25%, 09/01/2022                                     3,250,995
    1,715,000   Long Beach Bond Finance Authority,
                California, Lease Revenue, Public Safety
                Facilities Projects, AMBAC,
                5.25%, 11/01/2022                                     1,848,581
    1,560,000   California State Department of Water
                Resources, Water Revenue, Series W, FSA,
                5.25%, 12/01/2022                                     1,681,025
    1,240,000   San Diego Community College District,
                California, Election of 2002, Series A, FSA,
                5.00%, 05/01/2023                                     1,301,740


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,700,000   San Diego Unified School District, California,
                Series C, FSA,
                5.00%, 07/01/2023                                 $   1,785,867
    2,000,000   William S. Hart Union High School District,
                California, Series A, MBIA,
                5.00%, 09/01/2023                                     2,102,540
    7,600,000   California State Department of Water
                Resources, Central Valley Project,
                Water Systems, Series AA, FGIC,
                5.00%, 12/01/2023                                     7,978,784
    3,450,000   San Francisco City & County, California,
                Airport Commission, International Airport
                Revenue, Second Series 16B, FSA,
                5.00%, 05/01/2024                                     3,589,242
    2,320,000   Azusa Unified School District, California,
                FSA,
                5.00%, 07/01/2024                                     2,416,790
    1,140,000   California State, MBIA,
                5.00%, 08/01/2024                                     1,192,041
    1,230,000   Gateway Unified School District, California,
                MBIA,
                5.00%, 08/01/2024                                     1,286,826
    9,995,000   Los Angeles Community College District,
                California, Series A, MBIA,
                5.00%, 06/01/2026                                    10,372,611
   30,000,000   Puerto Rico Commonwealth Highway &
                Transportation Authority, Highway Revenue,
                Refunding, Series AA, FSA,
                5.00%, 07/01/2026(b)                                 33,716,100
    7,525,000   Long Beach, California Harbor Revenue
                Series A, MBIA,
                4.00%, 05/15/2027(b)                                  7,548,553
    4,125,000   Long Beach, California Harbor Revenue
                Series B, MBIA,
                4.00%, 05/15/2027(b)                                  4,138,365
      410,000   California Housing Finance Agency, Home
                Mortgage Revenue, Series I, MBIA, AMT,
                4.95%, 08/01/2028                                       412,218
    3,790,000   California Housing Finance Agency, Home
                Mortgage Revenue, Series B, MBIA, AMT,
                0.00%, 08/01/2029                                     1,130,633
    5,000,000   Santa Clara Valley Transportation Authority,
                California, Sales Tax Revenue, Measure A,
                AMBAC,
                4.00%, 04/01/2036(b)                                  5,295,750
    2,245,000   San Jose Financing Authority, California,
                Lease Revenue, Civic Center Project,
                Series C, AMBAC,
                5.00%, 06/01/2039(b)                                  2,402,577
                                                                  -------------
                Total Insured
                  (Cost $432,171,770)                               454,468,441
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tax Supported-19.13%
                State General Obligations-7.21%
$   2,890,000   California State,
                6.10%, 09/01/2004                                 $   2,945,286
    3,055,000   California State,
                6.20%, 09/01/2005                                     3,252,597
      785,000   California State,
                4.00%, 02/01/2008                                       824,132
    1,200,000   California State,
                5.00%, 03/01/2008                                     1,305,336
    2,985,000   California State,
                4.00%, 02/01/2009                                     3,127,563
    5,400,000   California State,
                5.00%, 02/01/2009                                     5,898,042
    1,675,000   California State,
                5.00%, 02/01/2010                                     1,830,205
    2,420,000   California State,
                5.75%, 10/01/2010                                     2,772,909
    5,000,000   Maryland State, Capital Improvement
                State & Local Facilities, 1A,
                5.25%, 03/01/2011                                     5,743,900
    2,205,000   California State,
                5.00%, 02/01/2012                                     2,394,917
    1,000,000   Maryland State, Capital Improvement
                State & Local Facilities, Series A,
                5.50%, 03/01/2012                                     1,166,340
    4,230,000   Puerto Rico Commonwealth, Refunding
                Public Improvement, Series C,
                5.00%, 07/01/2018(b)                                  4,645,513
    1,870,000   California State,
                5.25%, 09/01/2018                                     1,983,509
   12,240,000   California State,
                5.00%, 02/01/2020                                    12,593,369
    2,045,000   California State,
                5.25%, 09/01/2020                                     2,143,344
   10,060,000   California State,
                5.25%, 10/01/2020                                    10,529,601
    1,000,000   California State,
                5.00%, 10/01/2023                                     1,007,150
                                                                  -------------
                Total State General Obligations
                  (Cost $63,630,829)                                 64,163,713
                                                                  -------------
                Local General Obligations-5.90%
    4,940,000   New York City, New York, Series G,
                5.00%, 08/01/2010                                     5,433,209
    3,920,000   Gwinnett County, School
                District, Georgia, Refunding,
                5.00%, 02/01/2011                                     4,420,898


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,200,000   Los Angeles Unified School
                District, California, Series A, MBIA,
                5.00%, 07/01/2011                                 $   2,495,020
   15,260,000   New York City, New York, Series G,
                5.00%, 08/01/2011                                    16,705,885
    5,450,000   Gwinnett County, School
                District, Georgia, Refunding,
                5.00%, 02/01/2012                                     6,147,981
    5,000,000   Los Angeles Unified School
                District, California, Series A, MBIA,
                5.25%, 07/01/2012                                     5,748,650
    1,145,000   Los Gatos-Saratoga Joint Union
                High School District, California,
                Election of 1998, Series B,
                5.75%, 12/01/2019                                     1,300,697
    1,440,000   Los Angeles Unified School
                District, California, Series A, FSA,
                5.25%, 07/01/2020                                     1,571,990
    2,210,000   Salinas Union High School
                District, California, Series A, FGIC,
                5.25%, 10/01/2020                                     2,417,210
    1,325,000   Los Gatos-Saratoga Joint Union
                High School District, California,
                Election of 1998, Series B,
                5.75%, 12/01/2020                                     1,502,643
    2,420,000   Salinas Union High School
                District, California, Series A, FGIC,
                5.25%, 10/01/2021                                     2,631,000
    2,000,000   San Diego Unified School District,
                California, Capital Appreciation,
                Election of 1998, Series D, FGIC,
                5.25%, 07/01/2025                                     2,141,720
                                                                  -------------
                Total Local General Obligations
                  (Cost $52,043,169)                                 52,516,903
                                                                  -------------
                Tax Lease-1.08%
    3,360,000   Los Angeles County, California, Capital
                Asset Leasing Corp., Lease Revenue,
                Series A,
                3.00%, 06/01/2004                                     3,366,854
      310,000   Puerto Rico Urban Renewal & Housing
                Corp.,
                7.875%, 10/01/2004                                      311,011
      860,000   Gilroy Unified School District, California,
                Certificates of Participation,
                5.85%, 07/01/2008                                       885,998
    2,590,000   Taft Public Financing Authority, California,
                Lease Revenue, Community
                Correctional Facility Project A,
                5.95%, 01/01/2011                                     2,828,979


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,000,000   Sacramento Finance Authority,
                California, Lease Revenue, Series B,
                5.40%, 11/01/2020                                 $   2,233,500
                                                                  -------------
                Total Tax Lease
                  (Cost $8,946,366)                                   9,626,342
                                                                  -------------
                Special Tax-4.94%
    1,150,000   New Jersey State Transportation Trust Fund
                Authority, Transportation Systems, Series A,
                5.25%, 06/15/2004                                     1,159,522
      365,000   Vacaville, California, Improvement Bond
                Act 1915, Refunding & Improvement
                Consolidated Reassessment, Series A,
                3.40%, 09/02/2004                                       365,679
      200,000   Chula Vista, California, Community
                Facilities District, Special Tax, No. 06-1
                Eastlake Woods Area, Series A,
                2.90%, 09/01/2005                                       202,508
      645,000   Vacaville, California, Improvement Bond
                Act 1915, Refunding & Improvement
                Consolidated Reassessment, Series A,
                3.95%, 09/02/2005                                       656,862
      515,000   Contra Costa County, California,
                Improvement Bond Act 1915,
                5.45%, 09/02/2005                                       534,647
    1,760,000   South Tahoe, California, Joint Powers
                Financing Authority, Bond Anticipation
                Notes, Redevelopment Project 1-B,
                3.50%, 10/01/2005                                     1,771,440
      200,000   Etiwanda School District, California,
                Refunding Community Facilities
                District No. 3,
                3.90%, 08/01/2006                                       202,922
    4,270,000   Santa Clara County Financing Authority,
                California, Special Obligation Measure B,
                Transportation Improvement Program,
                5.00%, 08/01/2006                                     4,582,350
      500,000   Chula Vista, California, Community
                Facilities District Special Tax, No. 06-1
                Eastlake Woods Area, Series A,
                3.60%, 09/01/2006                                       503,545
    1,075,000   Riverside, California Improvement Bond
                Act of 1915, Canyon Springs Assessment,
                2.40%, 09/02/2006                                     1,073,484
      665,000   Vacaville, California, Improvement Bond
                Act 1915, Refunding & Improvement
                Consolidated Reassessment, Series A,
                4.25%, 09/02/2006                                       676,711


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$     275,000   Salinas Public Financing Authority, California,
                Revenue Refunding Assessment Districts,
                Refinancing Subordinated, Series B,
                4.75%, 09/02/2006                                 $     283,442
    1,665,000   North Las Vegas, Nevada, Special
                Improvement District No. 60 Aliante,
                3.90%, 12/01/2006                                     1,685,912
    1,815,000   Henderson, Nevada, Local
                Improvement Districts No. T-14,
                3.75%, 03/01/2007                                     1,820,409
      350,000   Etiwanda School District, California,
                Refunding Community Facilities
                District No. 3,
                4.25%, 08/01/2007                                       357,599
    1,420,000   Fishhawk Community Development
                District No. 2, Florida, Special
                Assessment Revenue, Series B,
                5.00%, 11/01/2007                                     1,442,621
    1,180,000   Reunion East Community Development
                District, Florida, Special Assessment,
                5.20%, 11/01/2007                                     1,191,422
    1,000,000   Vizcaya Community Development District,
                Florida, Special Assessment, Series B,
                5.40%, 11/01/2007                                     1,011,600
    2,200,000   Village Community Development District
                No. 5, Florida, Special Assessment
                Revenue, Series B,
                5.00%, 05/01/2008                                     2,221,692
      925,000   Villasol Community Development District,
                Florida, Special Assessment Revenue,
                Series B,
                5.375%, 05/01/2008                                      943,333
      480,000   Etiwanda School District, California,
                Refunding Community Facilities
                District No. 3,
                4.50%, 08/01/2008                                       491,712
      565,000   Chula Vista, California, Community
                Facilities District Special Tax, No. 06-1
                Eastlake Woods Area, Series A,
                4.25%, 09/01/2008                                       571,091
      375,000   Salinas Public Financing Authority,
                California, Revenue, Refunding Assessment
                Districts, Refinancing Subordinated,
                Series B,
                4.75%, 09/02/2008                                       386,250
    2,250,000   Seven Oaks Community Development
                District No. 2, Florida, Special Assessment
                Revenue, Series B,
                5.30%, 11/01/2008                                     2,294,033


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Middle Village Community Development
                District, Florida, Special Assessment,
                Series B,
                5.00%, 05/01/2009                                 $   1,004,670
      495,000   Etiwanda School District, California,
                Refunding Community Facilities
                District No. 3,
                4.70%, 08/01/2009                                       505,251
      680,000   Chula Vista, California, Community
                Facilities District Special Tax, No. 06-1
                Eastlake Woods Area, Series A,
                4.60%, 09/01/2009                                       689,064
      295,000   Salinas Public Financing Authority,
                California, Revenue Refunding
                Assessment Districts, Refinancing
                Subordinated Series B,
                5.00%, 09/02/2009                                       304,284
    2,300,000   Meadow Pointe III Community
                Development District, Florida, Capital
                Improvement Revenue, Series 2004-1,
                4.80%, 11/01/2009                                     2,293,813
    1,470,000   Gateway Services Community
                Development District, Florida,
                Special Assessment, Sun City
                Center, Fort Myers Project, Series B,
                5.50%, 05/01/2010                                     1,496,019
      470,000   Etiwanda School District, California,
                Refunding Community Facilities
                District No. 3,
                4.80%, 08/01/2010                                       480,082
    1,000,000   Sterling Hill Community Development
                District, Florida, Capital Improvement
                Revenue, Series B,
                5.50%, 11/01/2010                                     1,013,920
    1,000,000   Concorde Estates Community
                Development District, Florida, Capital
                Improvement Revenue, Series B,
                5.00%, 05/01/2011                                       989,410
    2,000,000   Clark County, Nevada, Special
                Improvement District No. 142,
                5.30%, 08/01/2011                                     2,027,700
      310,000   Salinas Public Financing Authority,
                California, Revenue Refunding,
                Assessment Districts, Refinancing
                Subordinated, Series B,
                5.25%, 09/02/2011                                       319,858
    2,125,000   Venetian Community Development
                District, Florida, Capital
                Improvement Revenue, Series B,
                5.95%, 05/01/2012                                     2,218,925


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,600,000   Fiddlers Creek Community Development
                District No. 2, Florida, Special Assessment
                Revenue, Series B,
                5.75%, 05/01/2013                                 $   1,624,768
    1,250,000   Celebrate Community Development
                Authority, Virginia, Special Assessment
                Revenue, North Virginia Project, Series B,
                6.25%, 03/01/2018                                     1,269,850
    1,175,000   Beacon Tradeport Community
                Development District, Florida,
                Industrial Project, Series B,
                7.125%, 05/01/2022                                    1,233,445
                                                                  -------------
                Total Special Tax
                  (Cost $43,272,572)                                 43,901,845
                                                                  -------------
                Total Tax Supported
                  (Cost $167,892,936)                               170,208,803
                                                                  -------------
                Revenue-23.64%
                Airport Revenue-0.07%
      500,000   Denver City & County, Colorado, Airport
                Revenue, Series D, AMT,
                7.75%, 11/15/2013                                       615,870
                                                                  -------------
                Total Airport Revenue
                  (Cost $490,078)                                       615,870
                                                                  -------------
                Electric Revenue-9.82%
   17,400,000   Los Angeles, California, Department of
                Water & Power Revenue, Power Systems,
                Series A, Subseries A-1,
                4.50%, 07/01/2007                                    18,899,880
    3,440,000   San Antonio, Texas Electric & Gas,
                5.25%, 02/01/2009                                     3,872,133
   19,000,000   California State Department of Water
                Resources, Power Supply Revenue,
                Series A,
                5.50%, 05/01/2009                                    21,428,770
   13,525,000   Los Angeles, California, Department of
                Water & Power Revenue, Power Systems,
                Series A, Subseries A-1,
                5.00%, 07/01/2009                                    15,245,921
   21,165,000   California State Department of Water
                Resources, Power Supply Revenue,
                Series A,
                5.25%, 05/01/2010                                    24,029,047


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,580,000   North Carolina Eastern Municipal Power
                Agency, Power Systems Revenue,
                Refunding, Series C,
                5.30%, 01/01/2015                                 $   3,851,758
                                                                  -------------
                Total Electric Revenue
                  (Cost $84,707,675)                                 87,327,509
                                                                  -------------
                Health Care Revenue-1.46%
    1,195,000   Association of Bay Area Governments
                Finance Authority for Nonprofit Corp.,
                California, Revenue, San Diego
                Hospital Associates, Series A,
                6.00%, 08/15/2004                                     1,212,459
    3,045,000   California Statewide Communities
                Development Authority, Revenue, Kaiser
                Permanente, Series C,
                3.70%, 11/01/2029(b)                                  3,122,983
    3,455,000   California Statewide Communities
                Development Authority Revenue, Kaiser
                Permanente, Series C,
                3.85%, 08/01/2031(b)                                  3,603,254
    5,085,000   California Statewide Communities
                Development Authority Revenue, Kaiser
                Permanente, Series F,
                2.30%, 04/01/2033(b)                                  5,080,474
                                                                  -------------
                Total Health Care Revenue
                  (Cost $12,813,488)                                 13,019,170
                                                                  -------------
                Higher Education Revenue-1.28%
    1,280,000   University of California, Revenue, Series A,
                5.00%, 05/15/2006                                     1,373,568
    2,105,000   California Educational Facilities Authority
                Revenue, University of The Pacific,
                5.50%, 11/01/2018                                     2,342,886
    7,575,000   CSUCI Financing Authority Revenue,
                California, Rental Housing,
                3.375%, 08/01/2031(b)                                 7,624,995
                                                                  -------------
                Total Higher Education Revenue
                  (Cost $11,116,487)                                 11,341,449
                                                                  -------------
                Tobacco Revenue-1.67%
       65,000   Children's Trust Fund, Puerto Rico,
                Tobacco Settlement Revenue,
                5.75%, 07/01/2020                                        72,572


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,840,000   Tobacco Securitization Authority of Northern
                California, Tobacco Settlement
                Asset-Backed Bonds, Series B,
                Sacramento County Tobacco
                Securitization Corp.,
                4.375%, 06/01/2021                                $   1,842,502
    3,060,000   California Counties, Tobacco Securitization
                Agency, Fresno County Tobacco
                Funding Corp.,
                5.625%, 06/01/2023                                    2,969,914
    7,475,000   Tobacco Securitization Authority of
                Southern California, Tobacco Settlement
                Asset-Backed Bonds, Series A, San Diego
                County Tobacco Securitization Corp.,
                5.25%, 06/01/2027                                     7,348,074
    2,750,000   Badger Tobacco Asset Securitization Corp.,
                Wisconsin, Tobacco Settlement
                Asset-Backed Bonds,
                6.125%, 06/01/2027                                    2,665,465
                                                                  -------------
                Total Tobacco Revenue
                  (Cost $14,939,142)                                 14,898,527
                                                                  -------------
                Water/Sewer Revenue-2.48%
    8,150,000   Metropolitan Water District of Southern
                California, Waterworks Revenue, Series B,
                5.00%, 07/01/2010                                     9,229,305
    2,460,000   San Francisco City & County Public Utilities
                Commission, California, Waterworks
                Revenue, Series A,
                5.00%, 11/01/2012                                     2,645,582
    2,285,000   California State Department of Water
                Resources, Water System Revenue,
                Series O,
                5.00%, 12/01/2015                                     2,398,542
    5,000,000   Sacramento County Sanitation District
                Financing Authority, California, Revenue,
                Series A,
                5.60%, 12/01/2016                                     5,374,900
    2,045,000   Metropolitan Water District of Southern
                California, Waterworks Revenue, Series A,
                5.75%, 07/01/2021                                     2,436,515
                                                                  -------------
                Total Water/Sewer Revenue
                  (Cost $21,019,447)                                 22,084,844
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Miscellaneous Revenue-2.78%
$   1,850,000   Ohio State Revenue, Major New State
                Infrastructure-1,
                5.00%, 06/15/2004                                 $   1,864,338
    6,485,000   Los Angeles, California, Harbor
                Department Revenue, Series B, AMT,
                5.75%, 08/01/2009                                     7,072,541
    8,975,000   Los Angeles County Public Works
                Financing Authority, California, Refunding
                Flood Control District, Series A,
                5.00%, 03/01/2010                                    10,131,249
    2,170,000   Los Angeles County Metropolitan
                Transportation Authority, California, Sales
                Tax Revenue, Refunding Proposition C,
                Second Senior Series A, MBIA,
                5.00%, 07/01/2010                                     2,457,373
    1,190,000   Broad Street Community Development
                Authority, Virginia, Revenue,
                7.125%, 06/01/2015                                    1,218,346
    2,000,000   Oakland Joint Powers Financing Authority,
                California, Revenue, California Fruitvale
                Transit Village, Series A,
                3.125%, 07/01/2033(b)                                 2,010,340
                                                                  -------------
                Total Miscellaneous Revenue
                  (Cost $23,802,650)                                 24,754,187
                                                                  -------------
                Industrial Development/Pollution
                Control Revenue-4.08%
    5,165,000   California Pollution Control Financing
                Authority, Pollution Control Revenue,
                Southern California Edison, Series B,
                2.00%, 03/01/2008(b)                                  5,158,234
    2,900,000   California Pollution Control Financing
                Authority, Pollution Control Revenue,
                Southern California Edison, Series C,
                2.00%, 03/01/2008(b)                                  2,896,201
    3,280,000   Louisa Industrial Development Authority,
                Virginia, Pollution Control Revenue,
                Virginia Electric & Power Co.,
                5.25%, 12/01/2008(b)                                  3,531,379
    5,750,000   California Statewide Communities
                Development Authority, Solid Waste
                Revenue,
                2.90%, 04/01/2011(b)                                  5,750,000
    2,500,000   California Statewide Communities
                Development Authority, Solid Waste
                Facilities Revenue, Series A, AMT,
                4.95%, 12/01/2012                                     2,554,575


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$     415,000   Michigan State Strategic Fund,
                Solid Waste Disposal Revenue,
                Limited Obligation Waste Management,
                3.00%, 12/01/2013(b)                              $     416,780
    2,500,000   Putnam County, West Virginia,
                Pollution Control Revenue,
                Appalachian Power Co., Project
                Series E,
                2.80%, 05/01/2019(b)                                  2,516,050
    3,050,000   Pope County, Arkansas, Revenue
                Refunding, Entergy Arkansas, Inc. Project,
                5.05%, 09/01/2028(b)                                  3,113,379
    4,400,000   Maricopa County Arizona Pollution Control
                Revenue, Arizona Public Service Co.,
                Series F,
                1.875%, 05/01/2029(b)                                 4,400,000
    3,415,000   Beaver County Industrial Development
                Authority, Pennsylvania Pollution Control
                Revenue, Cleveland Electric Project,
                3.75%, 10/01/2030(b)                                  3,470,255
    1,000,000   Maricopa County Industrial Development
                Authority, Arizona, Solid Waste Disposal
                Revenue, Waste Management, Inc., Project,
                4.80%, 12/01/2031(b)                                  1,021,230
    1,500,000   California Pollution Control Financing
                Authority, Solid Waste Disposal Revenue,
                Republic Services Inc., Project,
                2.00%, 12/01/2033(b)                                  1,501,545
                                                                  -------------
                Total Industrial Development/Pollution
                Control Revenue
                  (Cost $35,904,111)                                 36,329,628
                                                                  -------------
                Total Revenue
                  (Cost $204,793,078)                               210,371,184
                                                                  -------------
                Asset-Backed Securities-2.45%
                Housing-2.45%
    3,325,000   Munimae Trust, Series 2001-1, Class A,
                4.35%, 10/26/2016                                     3,420,428
    3,875,000   Munimae Trust, Series 2001-2, Class A,
                .35%, 10/26/2016                                      3,986,212
    1,045,000   California Rural Home Mortgage Finance
                Authority, Single-Family Mortgage Revenue,
                Mortgage-Backed Securities Program,
                Series A, GNMA/FNMA,
                6.55%, 06/01/2030(b)                                  1,109,570


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  13,235,000   California Statewide Communities
                Development Authority, Fountains Seacliff
                Apartments,
                2.10%, 10/15/2035(b)                              $  13,276,955
                                                                  -------------
                Total Housing
                  (Cost $21,544,233)                                 21,793,165
                                                                  -------------
                Total Asset-Backed Securities
                  (Cost $21,544,233)                                 21,793,165
                                                                  -------------
                Investment Summary
                Total Investments-100.46%
                  (Cost $862,014,692)(c)                            893,827,263
                Cash and Other Assets,
                  Less Liabilities-(0.46)%                           (4,080,025)
                                                                  -------------
                Net Assets-100.00%                                $ 889,747,238
                                                                  =============


SHORT FUTURES CONTRACT

                Contract                                             Unrealized
Contracts       Description                             Amount     Depreciation
-------------------------------------------------------------------------------
13              Interest Rate
                Swap 10 Yr. Future
                June 2004                           $1,467,781    $      (5,281)
                                                                  --------------
                Total Short Futures Contract                      $      (5,281)
                                                                  --------------



INTEREST RATE SWAPS


Notional                             Rate             Rate          Termination       Unrealized
Amount          Description        Received           Paid              Date          Gain/(Loss)
--------------------------------------------------------------------------------------------------
$ 43,700,000     Interest          85.10% of         Variable*       02/03/2006        $(26,852)
                 Rate Swap       1 Month LIBOR+

   5,000,000     BMA Interest        2.90            Variable*       10/15/2008          95,801
                 Rate Swap

   5,000,000     BMA Interest      Variable*           3.62%         07/01/2012        (160,052)
                 Rate Swap
                                                                                       --------
Total Interest Rate Swaps                                                              $(91,103)
                                                                                       ========


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       California Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


+  Interest based on LIBOR (London Interbank Offered Rate)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract and interest rate swaps.

(b)  Variable Rate coupon, rate shown as of March 31, 2004.

(c) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $32,808,737 and gross unrealized depreciation of investments was $996,166, resulting in net unrealized appreciation of $31,812,571.

Explanation of abbreviations:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CSUI - California State University College Imps.
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corporation


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tax-Exempt Variable-Rate
                Demand Notes-1.54%
$  37,710,000   Texas State Tax & Revenue
                Anticipation Notes,
                2.00%, 08/31/2004(a)                              $  37,869,513
    1,300,000   King George County, Virginia,
                Industrial Development
                Authority Exempt Facility
                Revenue, Birchwood Power
                Partners, Series A,
                1.15%, 04/01/2026                                     1,300,000
    1,400,000   Port Bellingham, Washington,
                Industrial Development Corp.,
                Environmental Facilities, West
                Coast Products LLC,
                1.15%, 03/01/2038                                     1,400,000
                                                                  -------------
                Total Tax-Exempt Variable-Rate
                  Demand Notes
                  (Cost $40,545,169)                                 40,569,513
                                                                  -------------
                Prerefunded/Escrowed-6.82%
    8,150,000   District of Columbia, Series B,
                6.00%, 06/01/2007,
                Prerefunded 06/01/2004 @ 102                          8,377,140
      700,000   Metropolitan Pier & Exposition
                Authority, Illinois, Dedicated
                State Tax Revenue, McCormick
                Place, Series A,
                5.70%, 06/15/2005,
                Prerefunded 06/15/2004 @ 102                            720,475
    1,525,000   Cumberland County,
                Pennsylvania, Municipal
                Authority Revenue, 1st
                Mortgage Carlisle Hospital & Health,
                6.80%, 11/15/2023,
                Prerefunded 11/15/2004 @ 102                          1,609,043
    2,330,000   Fulton County Building
                Authority, Georgia, Series A,
                8.75%, 01/01/2005,
                Escrowed to Maturity                                  2,461,272
    1,445,000   New York City, New York,
                Series D,
                6.50%, 02/15/2005,
                Escrowed to Maturity                                  1,512,698
    1,400,000   Massachusetts Consolidated
                Loans, Series A, MBIA,
                5.00%, 01/01/2008,
                Prerefunded 01/01/2006 @ 101                          1,499,918


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   4,950,000   Ohio State, Turnpike
                Commission, Turnpike Revenue Series A,
                5.70%, 02/15/2013,
                Prerefunded 02/15/2006 @ 102                      $   5,431,189
    1,530,000   New York City, Series I,
                5.875%, 03/15/2013,
                Prerefunded 03/15/2006 @ 101.5                        1,683,199
    1,035,000   Massachusetts State
                Consolidated Loans, Series B, FGIC,
                5.50%, 06/01/2012,
                Prerefunded 06/01/2006 @ 101                          1,134,815
    2,145,000   Nebraska Public Power District
                Revenue, Power Supply Systems,
                Series C,
                4.75%, 01/01/2007,
                Escrowed to Maturity                                  2,186,034
    4,775,000   Chicago, Illinois, Emergency
                Telephone System, FGIC,
                5.50%, 01/01/2007,
                Escrowed to Maturity                                  5,257,084
    1,780,000   Jefferson County, Alabama,
                Sewer Revenue, Refunding
                Warrants, Series A, FGIC,
                5.375%, 02/01/2027,
                Prefunded 02/01/2007 @ 100                            1,956,362
    2,030,000   MTA, New York Commuter
                Facilities Revenue, Series C-1, FGIC,
                6.00%, 07/01/2007,
                Escrowed to Maturity                                  2,306,628
    1,000,000   Illinois Educational
                Facilities Authority Revenue,
                Loyola University, Chicago, Series A,
                7.00%, 07/01/2007,
                Escrowed to Maturity                                  1,133,380
    1,000,000   Cook County, Illinois, MBIA,
                7.25%, 11/01/2007,
                Escrowed to Maturity                                  1,100,630
       10,000   Connecticut State,
                5.50%, 12/01/2007,
                Escrowed to Maturity                                     11,280
    1,265,000   Intermountain Power Agency,
                Utah, Power Supply Revenue,
                Series A, AMBAC,
                6.50%, 07/01/2008,
                Escrowed to Maturity                                  1,491,815
    2,785,000   Massachusetts Consolidated
                Loan, Series C,
                5.25%, 08/01/2011,
                Prerefunded 08/01/2008 @ 101                          3,157,410


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  11,895,000   Jefferson County, Alabama,
                Sewer Revenue, Capital
                Improvement Warrants, Series A, FGIC,
                5.00%, 02/01/2033,
                Prerefunded 02/01/2009 @ 101                      $  13,372,002
    1,000,000   Jefferson County, Alabama,
                Sewer Revenue, Series A,
                5.75%, 02/01/2038,
                Prerefunded 02/01/2009 @ 101                          1,163,050
    3,495,000   Ohio State Public Facilities
                Commission, Higher Education
                Capital Facilities, Series A, AMBAC,
                5.25%, 05/01/2009,
                Escrowed to Maturity                                  3,652,240
      175,000   District of Columbia,
                Prerefunded 2001 Series B, FSA,
                5.50%, 06/01/2009,
                Escrowed to Maturity                                    201,154
    1,130,000   Michigan Municipal Bond
                Authority Revenue, Clean Water
                Revolving Fund,
                5.625%, 10/01/2011,
                Prerefunded 10/01/2009 @ 101                          1,326,281
    3,745,000   Michigan Municipal Bond
                Authority Revenue, Clean Water
                Revolving Fund,
                5.75%, 10/01/2014,
                Prerefunded 10/01/2009 @ 101                          4,419,437
      235,000   Palm Beach County Solid Waste
                Authority, Florida, Revenue,
                Series A, AMBAC,
                6.00%, 10/01/2009,
                Escrowed to Maturity                                    278,264
    1,145,000   Montgomery County, Ohio,
                Hospital Revenue, Grandview
                Hospital & Medical Center,
                5.40%, 12/01/2009,
                Escrowed to Maturity                                  1,297,171
    2,100,000   Montgomery County, Ohio,
                Hospital Revenue, Grandview
                Hospital & Medical Center,
                5.50%, 12/01/2010,
                Prerefunded 12/01/2009 @ 100                          2,386,419
    1,000,000   Montgomery County, Ohio,
                Hospital Revenue, Grandview
                Hospital & Medical Center,
                5.60%, 12/01/2011,
                Prerefunded 12/01/2009 @ 100                          1,139,890


_______________________________________________________________________________

36 . ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,475,000   Detroit, Michigan, Water
                Supply Systems Revenue, Senior
                Lien Series A, FGIC,
                5.875%, 07/01/2022,
                Prerefunded 01/01/2010 @ 101                      $   4,093,654
    2,815,000   Detroit, Michigan, Sewage
                Disposal Revenue, Series A,
                6.00%, 07/01/2029,
                Prerefunded 01/01/2010 @ 101                          3,334,762
    3,000,000   Colorado Department of
                Transportation, Transportation
                Revenue, AMBAC,
                6.00%, 06/15/2015,
                Prerefunded 06/15/2010 @ 100.5                        3,570,030
    2,790,000   Massachusetts Consolidated
                Loan, Series C,
                5.75%, 10/01/2014,
                Prerefunded 10/01/2010 @ 100                          3,262,626
    2,390,000   Illinois State, First Series,
                MBIA,
                5.75%, 12/01/2013,
                Prerefunded 12/01/2010 @ 100                          2,828,063
   11,870,000   Massachusetts Consolidated
                Loan, Series C,
                5.375%, 12/01/2018,
                Prerefunded 12/01/2011 @ 100                         13,723,500
    7,725,000   Jefferson County, Alabama,
                Sewer Revenue, Capital
                Improvement Warrants, FGIC,
                5.00%, 02/01/2041,
                Prefunded 08/01/2012 @ 100                            8,637,786
   21,000,000   Jefferson County, Alabama,
                Sewer Revenue, Capital
                Improvement Warrants, FGIC,
                5.125%, 02/01/2042,
                Prerefunded 08/01/2012 @ 100                         23,670,570
    2,465,000   Massachusetts State,
                Consolidated Loan, Series D, MBIA,
                5.375%, 08/01/2022,
                Prerefunded 08/01/2012 @ 100                          2,822,869
      110,000   Massachusetts State,
                Consolidated Loan, Series D,
                5.375%, 08/01/2022,
                Prerefunded 08/01/2012 @ 100                            125,970
    2,755,000   Tarrant County Health
                Facilities Development Corp.,
                Texas, Harris Methodist Health
                System, Series A,
                5.125%, 09/01/2012,
                Escrowed to Maturity                                  3,090,421


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,075,000   Anchorage, Alaska, School
                Improvement, Series B, FGIC,
                5.875%, 12/01/2012,
                Escrowed to Maturity                              $   1,280,164
    4,100,000   North Carolina Municipal Power
                Agency No. 1, Catawba Electric
                Revenue,
                5.50%, 01/01/2013,
                Escrowed to Maturity                                  4,713,524
    2,045,000   Retama Development Corp.,
                Texas, Special Facilities
                Revenue, Retama Racetrack,
                8.75%, 12/15/2013,
                Escrowed to Maturity                                  2,963,103
      150,000   Florida State Board of
                Education, Capital Outlay,
                9.125%, 06/01/2014,
                Escrowed to Maturity                                    209,072
      950,000   Massachusetts State, Water
                Pollution Abatement, Series B,
                5.25%, 08/01/2014,
                Escrowed to Maturity                                  1,092,937
    2,690,000   MTA, New York Dedicated Tax
                Fund, Series A, FGIC,
                5.00%, 04/01/2023,
                Prerefunded 10/01/2015 @ 100                          3,060,816
    3,860,000   Retama Development Corp.,
                Texas, Special Facilities
                Revenue, Retama Racetrack,
                8.75%, 12/15/2015,
                Escrowed to Maturity                                  5,680,723
    1,125,000   Retama Development Corp.,
                Texas Special Facilities
                Revenue, Retama Racetrack,
                8.75%, 12/15/2018,
                Escrowed to Maturity                                  1,673,933
    1,000,000   Bell County Health Facilities
                Development Corp., Texas,
                Lutheran General Healthcare System,
                6.50%, 07/01/2019,
                Escrowed to Maturity                                  1,264,550
    4,940,000   Rhode Island Depositors
                Economic Protection Corp.,
                Series A, FSA,
                5.75%, 08/01/2019,
                Escrowed to Maturity                                  5,878,946
    1,500,000   Rhode Island Depositors
                Economic Protection Corp.,
                Series A, FSA,
                5.50%, 08/01/2020,
                Escrowed to Maturity                                  1,715,700


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,685,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series A,
                6.00%, 01/01/2026,
                Prerefunded 01/01/2022 @ 100                      $   2,042,540
    5,780,000   Rhode Island Depositors
                Economic Protection Corp.,
                Series A,
                6.375%, 08/01/2022,
                Escrowed to Maturity                                  7,289,505
                                                                  -------------
                Total Prerefunded/Escrowed
                  (Cost $165,354,714)                               180,292,044
                                                                  -------------
                Inflation Adjusted-0.94%
    1,900,000   Orlando, Florida, Waste Water
                System Revenue, Series A,
                Variable Rate CPI Bond,
                2.604%, 10/01/2004(b)                                 1,917,385
    2,050,000   Orlando, Florida, Waste Water
                System Revenue, Series A,
                Variable Rate CPI Bond,
                2.624%, 10/01/2005(b)                                 2,095,982
    2,165,000   Orlando, Florida, Waste Water
                System Revenue, Series A,
                Variable Rate CPI Bond,
                2.644%, 10/01/2006(b)                                 2,227,785
    1,790,000   Orlando, Florida, Waste Water
                System Revenue, Series A,
                Variable Rate CPI Bond,
                2.664%, 10/01/2007(b)                                 1,839,422
    5,995,000   Orlando, Florida Waste Water
                System Revenue Series A,
                Variable Rate CPI Bond,
                Mandatory Put 10/01/2015,
                2.664%, 10/01/2015(b)                                 6,160,522
    5,705,000   Illinois Development Finance
                Authority, Adventist Health
                System Series B, Variable Rate
                CPI Bond, MBIA,
                3.34%, 01/01/2019(b)                                  5,799,646
    4,750,000   Delaware Valley Regional
                Finance Authority,
                Pennsylvania Local Government
                Revenue Series A, Variable
                Rate CPI Bond, AMBAC,
                Mandatory Put 07/01/2007,
                2.97%, 07/01/2027(b)                                  4,924,752
                                                                  -------------
                Total Inflation Adjusted
                  (Cost $23,785,278)                                 24,965,494
                                                                  -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Insured-41.78%
$   3,590,000   Kansas City, Missouri,
                Passenger Facility Charge
                Revenue, AMBAC,
                5.00%, 04/01/2004                                 $   3,590,000
    3,190,000   Illinois State, MBIA,
                5.50%, 04/01/2004                                     3,190,000
      810,000   Pennsylvania Economic
                Development Financing
                Authority, Northwestern Human
                Services Series A, ACA,
                4.60%, 06/01/2004                                       814,204
    1,000,000   District of Columbia,
                Series B-3, MBIA,
                5.20%, 06/01/2004                                     1,006,510
    1,000,000   Port of Portland, Oregon,
                Airport Revenue, AMT Refunding
                International Airport 15B, FGIC,
                4.50%, 07/01/2004                                     1,007,970
    1,780,000   Louisville & Jefferson County
                Regional Airport Authority,
                Kentucky, Airport Systems
                Revenue, Series A, FSA,
                5.00%, 07/01/2004                                     1,795,664
    1,265,000   Rhode Island State Economic
                Development Corp., Providence
                Place Mall, Senior Note
                Obligation, Asset Guaranty, Radian,
                5.45%, 07/01/2004                                     1,277,815
    2,750,000   Maricopa County Unified School
                District No. 69, Arizona,
                Paradise Valley Project of
                1999 Series A, MBIA,
                5.75%, 07/01/2004                                     2,781,240
    4,030,000   Regional Transportation
                Authority, Illinois, MBIA,
                5.75%, 07/01/2004                                     4,075,579
    2,000,000   Kentucky State Property &
                Buildings Commission Refunding
                Project No. 69, Series C, FSA,
                5.00%, 08/01/2004                                     2,025,700
    4,250,000   Duval County School District,
                Florida Refunding, AMBAC,
                6.125%, 08/01/2004(b)                                 4,320,210
    1,945,000   Pittsburgh School District,
                Pennsylvania, Series A, AMBAC,
                5.50%, 09/01/2004                                     1,980,321
    2,430,000   Tampa, Florida, Utility Tax &
                Special Revenue Refunding,
                AMBAC,
                6.00%, 10/01/2004                                     2,489,341


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,440,000   New Jersey State Turnpike
                Authority Revenue, Series A,
                MBIA,
                5.25%, 01/01/2005                                 $   2,516,299
    3,275,000   New Jersey State Turnpike
                Authority, Turnpike Revenue,
                Series A, MBIA,
                5.25%, 01/01/2005                                     3,374,200
    8,870,000   New York City, New York,
                Series E, AMBAC,
                6.50%, 02/15/2005                                     9,290,261
    1,250,000   Minneapolis, Minnesota,
                Healthcare System Revenue,
                Fairview Health Services,
                Series B, MBIA,
                4.50%, 05/15/2005                                     1,295,375
      800,000   Metropolitan Pier & Exposition
                Authority, Illinois, Dedicated
                State Tax Revenue, McCormick
                Place Series A, MBIA,
                5.70%, 06/15/2005                                       823,064
    1,875,000   Washington State Public Power
                Supply System Revenue, Nuclear
                Project No. 1, Series A, AMBAC,
                6.00%, 07/01/2005                                     1,983,150
    2,395,000   Hawaii State, Airports Systems
                Revenue Series B, FGIC,
                6.125%, 07/01/2005                                    2,531,611
    1,640,000   New York State Dormitory
                Authority Revenue, City
                University System
                Consolidated, Series C, AMBAC,
                6.25%, 07/01/2005                                     1,741,303
    2,745,000   Orangeburg, South Carolina,
                Projects Corporation, Capital
                Projects Sales & Use Tax
                Revenue, MBIA,
                4.50%, 10/01/2005                                     2,869,129
    2,000,000   Chicago, Illinois, Refunding,
                Series A, AMBAC,
                4.50%, 01/01/2006                                     2,106,460
    2,500,000   Hawaii State, Series CA, FSA,
                5.50%, 01/01/2006                                     2,675,875
    1,000,000   Allegheny County, Pennsylvania,
                Airport Revenue, Pittsburgh
                International Airport Series
                A-1, MBIA, AMT,
                5.75%, 01/01/2006                                     1,067,650
    1,200,000   Williamson County, Texas, FSA,
                5.00%, 02/15/2006                                     1,278,840


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,385,000   Johnston County, North
                Carolina, Public Improvement, FSA,
                4.00%, 03/01/2006                                 $   2,503,010
    1,000,000   Utah State Board of Regents,
                Student Loan Revenue, Series J,
                AMBAC, AMT,
                6.00%, 05/01/2006                                     1,073,800
    1,895,000   Minneapolis, Minnesota,
                Healthcare System Revenue,
                Fairview Health Services,
                Series B, MBIA,
                4.50%, 05/15/2006                                     2,004,133
    9,000,000   Michigan State Comprehensive
                Transportation Revenue,
                Refunding, Series A, FSA,
                5.00%, 05/15/2006                                     9,644,220
    1,970,000   Clark County, Nevada, Bond
                Bank, MBIA,
                5.00%, 06/01/2006                                     2,113,928
    1,340,000   Arlington, Texas, Waterworks &
                Sewer Revenue, AMBAC,
                6.00%, 06/01/2006                                     1,463,200
   12,780,000   Clark County School District,
                Nevada, Series C, MBIA,
                5.00%, 06/15/2006                                    13,730,321
    6,520,000   Delaware Transportation
                Authority, Transportation
                System Revenue Refunding, FSA,
                4.375%, 07/01/2006                                    6,923,653
    2,095,000   Virginia Port Authority
                Facilities Revenue, MBIA, AMT,
                6.00%, 07/01/2006                                     2,290,066
    2,200,000   Clark County Public Utility
                District No. 1, Washington,
                Electric Revenue, AMBAC,
                5.50%, 01/01/2007                                     2,414,038
    4,485,000   Cleveland, Ohio, Waterworks
                Revenue, Series G, MBIA,
                5.50%, 01/01/2007                                     4,933,994
    6,110,000   Chicago, Illinois, O'Hare
                International Airport Revenue,
                Second Lien-Series A, AMBAC,
                6.00%, 01/01/2007                                     6,742,507
    5,015,000   Massachusetts State Refunding,
                Series A, MBIA,
                5.50%, 02/01/2007                                     5,521,766
   18,510,000   New Jersey State Transit Corp.
                Capital Grant Anticipation
                Notes, Series B, AMBAC,
                5.75%, 02/01/2007                                    20,394,133


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------




Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,725,000   Garland, Texas, Independent
                School District, Refunding
                Series A, PSF-Guaranteed,
                4.00%, 02/15/2007                                 $   2,892,179
    1,000,000   Williamson County, Texas,
                Limited Tax Notes, Series B, FSA,
                5.00%, 02/15/2007                                     1,089,120
    1,965,000   Waco Independent School
                District, Texas, Refunding,
                PSF Guaranteed,
                5.25%, 02/15/2007                                     2,153,758
    1,000,000   Prince George's County,
                Maryland, Consolidated Public
                Improvement, Series A, MBIA,
                6.00%, 03/15/2007                                     1,121,130
    5,140,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series B, AMBAC,
                5.00%, 04/01/2007                                     5,610,259
    2,375,000   New Jersey Economic
                Development Authority Revenue
                Transportation Project
                Sublease, Series A, FSA,
                5.50%, 05/01/2007                                     2,631,191
    2,000,000   Walled Lake Consolidated
                School District, Michigan, MBIA,
                6.00%, 05/01/2007                                     2,244,200
    1,000,000   Massachusetts State Health &
                Educational Facilities
                Authority Revenue, New England
                Medical Center Hospital,
                Series H, FGIC,
                5.00%, 05/15/2007                                     1,093,520
    1,000,000   Michigan State Comprehensive
                Transportation Revenue,
                Series B, FSA,
                5.00%, 05/15/2007                                     1,095,110
    1,715,000   Northeast Hospital Authority,
                Texas Northeast Medical Center
                Hospital Revenue, FSA,
                5.75%, 05/15/2007                                     1,908,555
    9,885,000   District of Columbia
                Refunding, Series B-1, AMBAC,
                5.50%, 06/01/2007                                    10,966,419
    2,500,000   New Jersey State Certificates
                of Participation, Refunding,
                Series A, FSA,
                5.25%, 06/15/2007                                     2,760,775
    2,525,000   Philadelphia, Pennsylvania,
                Airport Revenue Series A, FGIC,
                6.00%, 06/15/2007                                     2,851,028


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,200,000   Philadelphia, Pennsylvania,
                Airport Revenue Series B,
                FGIC, AMT,
                6.00%, 06/15/2007                                 $   1,341,060
    9,600,000   Wisconsin State Transportation
                Revenue, Series A, MBIA,
                5.00%, 07/01/2007                                    10,533,408
    1,065,000   Oklahoma City, Oklahoma,
                Airport Trust Junior Lien-27th
                Series-Series B, FSA,
                5.50%, 07/01/2007                                     1,173,194
    1,105,000   Delaware Transportation
                Authority System Revenue, AMBAC,
                6.00%, 07/01/2007                                     1,253,335
    2,775,000   Washington State Public Power
                Supply System Revenue, Nuclear
                Project No.1 Series A, AMBAC,
                6.00%, 07/01/2007                                     3,092,682
    5,775,000   Washoe County School District,
                Nevada, Refunding, FSA,
                5.00%, 08/01/2007                                     6,340,777
    6,075,000   Hawaii State, Series CV, FGIC,
                5.50%, 08/01/2007                                     6,792,396
    2,635,000   Orangeburg, South Carolina,
                Projects Corporation, Capital
                Projects Sales & Use Tax
                Revenue, MBIA,
                4.75%, 10/01/2007                                     2,888,276
    3,100,000   South Carolina Transportation
                Infrastructure Revenue,
                Series A, AMBAC,
                5.00%, 10/01/2007                                     3,424,012
    3,420,000   Denver City & County,
                Colorado, Airport Revenue
                Series C, AMT, MBIA,
                5.375%, 11/15/2007                                    3,730,878
    2,115,000   Connecticut State Resource
                Recovery Authority,
                Mid-Connecticut System,
                Series A, MBIA,
                5.75%, 11/15/2007                                     2,390,711
    1,000,000   Palm Beach, Florida, Beach
                Restoration Project, Series A, FSA,
                5.00%, 01/01/2008                                     1,103,350
    1,000,000   District of Columbia
                Certificates of Participation, AMBAC,
                5.25%, 01/01/2008                                     1,102,430
    2,270,000   Clark County Public Utility
                District No. 1, Washington,
                Electric Revenue, AMBAC,
                5.50%, 01/01/2008                                     2,535,635


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,465,000   Sangamon County School
                District No. 186, Illinois, FGIC,
                5.55%, 01/01/2008                                 $   1,595,927
    1,000,000   Berkley City School District,
                Michigan, FGIC,
                7.00%, 01/01/2008                                     1,168,590
    5,330,000   Hawaii State Refunding,
                Series CY, FSA,
                5.25%, 02/01/2008                                     5,935,115
   19,620,000   Massachusetts State Refunding,
                Series A, MBIA,
                5.50%, 02/01/2008                                    22,026,393
    2,000,000   Garland, Texas, Independent
                School District, Refunding
                Series A, PSF Guaranteed,
                4.00%, 02/15/2008                                     2,136,340
    5,320,000   Cypress-Fairbanks Independent
                School District, Texas, PSF
                Guaranteed,
                5.75%, 02/15/2008                                     6,025,804
    1,000,000   Memphis-Shelby County Airport
                Authority, Tennessee, Revenue,
                Series A, MBIA, AMT,
                6.00%, 02/15/2008                                     1,129,600
    7,500,000   Houston, Texas, Refunding
                Public Improvement,
                Series A, FSA,
                5.00%, 03/01/2008                                     8,296,500
    1,000,000   New Jersey Environmental
                Infrastructure Trust,
                Wastewater Treatment, AMBAC,
                5.00%, 03/01/2008                                     1,106,990
    1,875,000   Port of Port Arthur Navigation
                District, Texas, AMBAC,
                6.00%, 03/01/2008                                     2,140,219
    1,320,000   Connecticut State,
                Series G, MBIA,
                5.00%, 03/15/2008                                     1,464,698
    4,440,000   New York State Thruway
                Authority Highway & Bridge
                Trust Fund, Second General
                Series B, FSA,
                5.00%, 04/01/2008                                     4,908,687
    4,035,000   Ohio State Building Authority,
                Workers Compensation
                Facilities Series A, FGIC,
                5.00%, 04/01/2008                                     4,469,085
    2,920,000   Lower Colorado River
                Authority, Texas, Revenue
                5.00%, 05/15/2008(c)                                  3,231,155


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Massachusetts State Health &
                Educational Facilities
                Authority Revenue, New England
                Medical Center Hospital,
                Series H, FGIC,
                5.00%, 05/15/2008                                 $   1,108,630
    8,400,000   District of Columbia,
                Refunding, Series B-1, AMBAC,
                5.50%, 06/01/2008                                     9,473,436
   16,285,000   Texas State Public Finance
                Authority Revenue,
                Unemployment Compensation
                Assessment, Series A, FSA,
                5.00%, 06/15/2008                                    18,053,714
    1,095,000   Haverhill, Massachusetts,
                FGIC,
                6.00%, 06/15/2008                                     1,237,207
    1,000,000   Ivy Tech State College,
                Indiana, Student Fee,
                Series G, AMBAC,
                5.00%, 07/01/2008                                     1,110,560
    1,925,000   Wayne County Community
                College, Michigan, Community
                College Improvement, FGIC,
                5.00%, 07/01/2008                                     2,140,292
    6,100,000   Anchorage, Alaska, Refunding,
                Series B, MBIA,
                5.25%, 07/01/2008                                     6,840,967
      735,000   Intermountain Power Agency,
                Utah, Power Supply Revenue,
                Series A, AMBAC,
                6.50%, 07/01/2008                                       856,701
    3,295,000   Trinity River Authority,
                Texas, Regional Wastewater
                Systems Revenue, MBIA,
                5.25%, 08/01/2008                                     3,682,558
    2,000,000   New York City, New York,
                Series D, FGIC,
                6.00%, 08/01/2008                                     2,304,500
    8,405,000   Westmoreland County,
                Pennsylvania, Municipal
                Authority, Municipal Service
                Revenue, FGIC,
                5.00%, 08/15/2008                                     9,333,921
    5,430,000   Ohio State Building Authority,
                State Facilities
                Administration Building Fund,
                Refunding Project B, FSA,
                5.25%, 10/01/2008                                     6,116,895


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,820,000   New York State Dormitory
                Authority, School Districts
                Revenue Financing Series E, MBIA,
                5.50%, 10/01/2008                                 $   4,335,012
    4,140,000   Metropolitan Washington
                Airport Authority, Virginia,
                Revenue, Series A, MBIA, AMT,
                5.80%, 10/01/2008                                     4,308,374
    1,265,000   Emerald Peoples Utility
                District, Oregon, FGIC,
                7.35%, 11/01/2008                                     1,536,431
    2,750,000   Indianapolis, Indiana,
                Resource Recovery Revenue,
                Ogden Martin System, Inc.
                Project, AMBAC,
                6.75%, 12/01/2008                                     3,175,425
   11,960,000   New Jersey State
                Transportation Trust Fund
                Authority, Series C, AMBAC,
                5.25%, 12/15/2008                                    13,532,501
    3,215,000   Washington State, Refunding
                Motor Vehicle Fuel Tax, MBIA,
                4.50%, 01/01/2009                                     3,508,079
   10,655,000   Washington State, Refunding,
                FGIC,
                4.50%, 01/01/2009                                    11,626,310
   19,700,000   Pennsylvania State, First
                Series, MBIA,
                5.00%, 01/01/2009                                    22,055,726
    5,000,000   Clark County Public Utility
                District No. 1, Washington,
                Electric Revenue, AMBAC,
                5.25%, 01/01/2009                                     5,608,300
    4,310,000   Allegheny County,
                Pennsylvania, Airport Revenue,
                Pittsburgh International
                Airport, Series A-1, MBIA, AMT,
                5.75%, 01/01/2009                                     4,787,462
    1,675,000   Chicago, Illinois, O'Hare
                International Airport Revenue,
                Second Lien-Series C, MBIA,
                5.75%, 01/01/2009                                     1,913,554
    2,070,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series B, ACA,
                6.125%, 01/01/2009                                    2,338,044
    1,300,000   Illinois State, Refunding,
                First Series, FGIC,
                5.25%, 02/01/2009                                     1,465,191


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,940,000   Hoover, Alabama, Board of
                Education Capital Outlay
                Warrants, Refunding Tax
                Anticipation Notes, MBIA,
                4.50%, 02/15/2009                                 $   2,119,295
    1,345,000   Frisco, Texas, FSA,
                5.00%, 02/15/2009                                     1,499,285
    1,180,000   Chicago, Illinois, Public
                Building Commission, Building
                Revenue, Chicago Transit
                Authority, AMBAC,
                5.00%, 03/01/2009                                     1,315,370
    6,270,000   Houston, Texas, Refunding
                Public Improvement Series B, FSA,
                5.50%, 03/01/2009                                     7,148,740
    5,835,000   Seattle, Washington, Municipal
                Light & Power Revenue, FSA,
                5.50%, 03/01/2009                                     6,635,387
    2,665,000   Hawaii State, Series CN, FGIC,
                6.00%, 03/01/2009                                     3,101,074
    1,000,000   Middlesex County Utilities
                Authority, New Jersey, Sewer
                Revenue, Series A, FGIC,
                5.15%, 03/15/2009                                     1,072,730
    6,650,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Second General
                Series B, FSA,
                5.00%, 04/01/2009                                     7,435,166
   13,815,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series A, MBIA,
                5.00%, 04/01/2009                                    15,446,137
    1,045,000   Illinois State Refunding First
                Series, FSA,
                5.25%, 04/01/2009                                     1,181,090
    2,790,000   Northeast Maryland Waste
                Disposal Authority, AMBAC,
                5.25%, 04/01/2009                                     3,080,216
   32,445,000   California Department of Water
                Resources, Power Supply
                Revenue Series A, MBIA,
                5.25%, 05/01/2009                                    36,669,988
    1,000,000   Lower Colorado River
                Authority, Texas, Revenue
                AMBAC,
                5.00%, 05/15/2009(c)                                  1,118,720
    2,100,000   District of Columbia 2001,
                Series B, FSA,
                5.50%, 06/01/2009                                     2,395,260


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,125,000   New Jersey Economic
                Development Authority Revenue,
                School Facilities Construction
                Series C, MBIA,
                5.00%, 06/15/2009                                 $   3,509,719
    1,185,000   New Mexico State Highway
                Commission Revenue,
                Subordinated Lien-Tax
                Series B, AMBAC,
                5.00%, 06/15/2009                                     1,327,816
    7,000,000   Metropolitan Pier & Exposition
                Authority, Illinois Dedicated
                State Tax Revenue, McCormick
                Place, Series A, MBIA,
                5.25%, 06/15/2009                                     7,913,780
    3,790,000   New Jersey Economic
                Development Authority, Market
                Transition Facilities Revenue
                Senior Lien, Series A, MBIA,
                5.00%, 07/01/2009                                     4,250,409
    1,780,000   Massachusetts Port Authority
                Revenue, Series B, FSA,
                5.50%, 07/01/2009                                     2,005,188
    2,000,000   Missouri State Regional
                Convention & Sports Complex
                Authority, Refunding
                Convention & Sports Facility
                Project, Series A-1, AMBAC,
                5.00%, 08/15/2009                                     2,250,420
    4,055,000   Westmoreland County,
                Pennsylvania, Municipal
                Authority, Municipal Service
                Revenue, FGIC,
                5.00%, 08/15/2009                                     4,547,601
    1,370,000   Mobile, Alabama (Warrants
                expiring 08/15/2009), AMBAC,
                5.25%, 08/15/2009                                     1,556,416
    1,530,000   Texas Municipal Power Agency
                Revenue, MBIA,
                5.25%, 09/01/2009                                     1,732,373
    6,410,000   Metropolitan Washington
                Airport Authority, Virginia,
                Revenue, General Airport
                Series A, MBIA,
                5.90%, 10/01/2009                                     6,673,771
    1,000,000   Anchorage, Alaska, FGIC,
                6.00%, 10/01/2009                                     1,176,230
    4,070,000   Palm Beach County Solid Waste
                Authority, Florida, Series A, AMBAC,
                6.00%, 10/01/2009                                     4,771,302


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,370,000   Indiana State Transportation
                Finance Authority, Airport
                Facilities Lease Revenue,
                Series A, AMBAC,
                6.00%, 11/01/2009                                 $   1,603,941
    5,000,000   Connecticut State Resource
                Recovery Authority, Series A, MBIA,
                5.375%, 11/15/2009                                    5,526,150
    1,000,000   Providence Public Building
                Authority, Rhode Island,
                Series A, FSA,
                5.10%, 12/15/2009                                     1,107,130
    8,570,000   Washington State, Refunding
                Motor Vehicle Fuel Tax, MBIA,
                4.50%, 01/01/2010                                     9,365,639
    1,890,000   Chicago, Illinois, O'Hare
                International Airport Revenue,
                Second Lien-Series C, MBIA,
                5.00%, 01/01/2010                                     2,098,353
    8,975,000   Michigan Public Power Agency
                Revenue, Refunding Belle River
                Project, Series A, MBIA,
                5.25%, 01/01/2010                                    10,153,238
   10,910,000   Tacoma, Washington, Electric
                Systems Revenue, Series B, FSA,
                5.50%, 01/01/2010                                    12,423,981
    1,400,000   Allegheny County,
                Pennsylvania, Airport Revenue,
                Pittsburgh International
                Airport Series A-1, MBIA, AMT,
                5.75%, 01/01/2010                                     1,560,874
    2,000,000   Jefferson County, Alabama,
                Sewer Revenue, Refunding
                Series B8, FSA,
                5.25%, 02/01/2010                                     2,263,780
   15,820,000   Massachusetts State,
                Series A, MBIA,
                5.50%, 02/01/2010                                    18,145,224
    4,630,000   Dallas County, Texas, Utility
                & Reclamation District, MBIA,
                5.00%, 02/15/2010                                     5,190,230
    1,700,000   Plano, Texas, Independent
                School District, PSF
                Guaranteed,
                5.00%, 02/15/2010(c)                                  1,901,875
    1,000,000   Memphis-Shelby County Airport
                Authority, Tennessee, Series A,
                MBIA, AMT,
                6.25%, 02/15/2010                                     1,161,780


-------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,225,000   Richland County, South
                Carolina, School District No.
                001, FSA, SCSDE,
                4.75%, 03/01/2010                                 $   2,471,107
    1,810,000   Maury County, Tennessee,
                Refunding, Series A, MBIA,
                5.00%, 04/01/2010                                     2,032,394
    7,635,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Second General
                Series B, FSA,
                5.00%, 04/01/2010                                     8,568,608
    7,100,000   California Department of Water
                Resources, Power Supply
                Revenue, Series A, MBIA,
                5.50%, 05/01/2010                                     8,159,178
    1,065,000   Detroit City School District,
                Michigan, Series A, AMBAC,
                6.50%, 05/01/2010                                     1,279,661
    1,420,000   District of Columbia,
                Series A, MBIA,
                5.50%, 06/01/2010                                     1,630,160
    1,000,000   Maricopa County Unified School
                District No. 48, Arizona,
                Refunding Series B, FSA,
                4.75%, 07/01/2010                                     1,112,690
    1,420,000   Intermountain Power Agency,
                Utah, Power Supply Revenue
                Refunding, AMBAC,
                5.00%, 07/01/2010                                     1,596,762
    2,510,000   Detroit, Michigan, Sewage
                Disposal Revenue, Series B, MBIA,
                6.00%, 07/01/2010                                     2,965,163
    3,000,000   Houston, Texas, Hotel
                Occupancy Tax & Special
                Revenue, Refunding Convention
                & Entertainment, Series A, AMBAC,
                5.50%, 09/01/2010                                     3,451,020
    1,500,000   Brownsville, Texas, Utilities
                System Revenue, AMBAC,
                6.25%, 09/01/2010                                     1,785,990
    2,065,000   Broward County, Florida,
                Airport System Revenue, Series E,
                MBIA, AMT,
                5.25%, 10/01/2010                                     2,279,574
    4,565,000   Metropolitan Washington
                Airport Authority, District of
                Columbia Revenue, Virginia
                General Airport Series A, MBIA,
                5.90%, 10/01/2010                                     4,752,850


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   5,000,000   Connecticut State Resource
                Recovery Authority, Series A, MBIA,
                5.375%, 11/15/2010                                $   5,526,150
    4,600,000   Florida State Board of
                Education, Series C, MBIA,
                5.25%, 01/01/2011                                     5,239,078
    5,435,000   Massachusetts State Refunding,
                Series A,
                5.50%, 02/01/2011                                     6,260,142
    1,000,000   Amarillo Junior College
                District, Texas, FGIC,
                5.125%, 02/15/2011                                    1,029,050
    2,000,000   Louisiana State Office
                Facilities Corp., Lease
                Revenue, Capitol Complex
                Program, Series A, MBIA,
                5.50%, 03/01/2011                                     2,280,100
    1,000,000   Ohio State Building Authority,
                Workers Compensation
                Facilities, Series A, FGIC,
                5.00%, 04/01/2011                                     1,123,910
    2,930,000   New Jersey Economic
                Development Authority, MBIA,
                16.49%, 07/01/2011(d)                                 4,380,965
    1,915,000   Philadelphia Parking
                Authority, Pennsylvania,
                Revenue, FSA,
                5.50%, 09/01/2011                                     2,181,875
    1,275,000   Brownsville, Texas, Utility
                System Revenue, AMBAC,
                6.25%, 09/01/2011                                     1,527,692
    2,100,000   Grand Rapids, Michigan, Water
                Supply Systems Revenue, FGIC,
                5.75%, 01/01/2012                                     2,424,933
    4,000,000   Richmond, Virginia, FSA,
                5.50%, 01/15/2012                                     4,604,480
    1,025,000   Goose Creek Independent School
                District, Texas, PSF Guaranteed,
                5.00%, 02/15/2012                                     1,059,870
    1,000,000   Amarillo Junior College
                District, Texas, FGIC,
                5.125%, 02/15/2012                                    1,028,260
    8,060,000   Dade County, Florida, School
                District, MBIA,
                5.00%, 08/01/2012                                     9,080,880
    3,455,000   Hamilton County, Ohio, Sales
                Tax Subordinated,
                Series B, AMBAC,
                5.75%, 12/01/2012                                     3,981,438


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,500,000   Northern Colorado Conservancy
                District, Municipal
                Sub-District Revenue,
                Series F, AMBAC,
                6.50%, 12/01/2012                                 $   3,980,480
    2,475,000   Chicago Public Building
                Commission, Illinois, Revenue,
                Chicago Park District,
                Series A, FGIC,
                5.375%, 01/01/2013                                    2,743,810
    2,910,000   Manchester Housing &
                Redevelopment Authority, New
                Hampshire, Revenue,
                Series A, ACA,
                6.75%, 01/01/2013                                     3,325,199
    2,085,000   New York State Dormitory
                Authority, Mental Health
                Facilities Improvement
                Project, Series 1, FSA,
                5.125%, 01/15/2013                                    2,291,019
    1,195,000   New York State Dormitory
                Authority, Mental Health
                Service Facilities, Series D, MBIA,
                5.25%, 02/15/2013                                     1,331,206
    2,000,000   Walled Lake Consolidated
                School District, Michigan,
                Q-SBLF,
                5.75%, 05/01/2013                                     2,312,800
    1,035,000   Sacramento Municipal Utility
                District, California, Series G, MBIA,
                6.50%, 09/01/2013                                     1,252,040
    2,445,000   Sunrise, Florida, Utility
                System Revenue, AMBAC,
                5.50%, 10/01/2013                                     2,843,364
    3,410,000   St. Clair County, Illinois,
                FGIC,
                5.625%, 10/01/2013                                    3,914,066
    3,000,000   Hamilton County, Ohio, Sales
                Tax Subordinated, Series B, AMBAC,
                5.75%, 12/01/2013                                     3,539,850
    2,235,000   Manchester Housing &
                Redevelopment Authority, New
                Hampshire, Revenue, Series A, ACA,
                6.75%, 01/01/2014                                     2,535,496
    1,555,000   Washoe County School District,
                Nevada, FGIC,
                5.25%, 06/01/2014                                     1,706,612
    5,425,000   Washington State Health Care
                Facilities Authority,
                Children's Hospital & Regional
                Medical Center, FSA,
                5.25%, 10/01/2014                                     5,947,916


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,150,000   Douglas County School District
                No. 206 (Eastmont),
                Washington, FGIC,
                5.75%, 12/01/2014                                 $   1,338,565
    1,000,000   Manchester Housing &
                Redevelopment Authority, New
                Hampshire, Revenue, Series A, ACA,
                6.75%, 01/01/2015                                     1,129,000
    3,370,000   Cypress-Fairbanks Independent
                School District, Texas, PSF
                Guaranteed,
                5.25%, 02/15/2016                                     3,654,630
    3,515,000   Lansing Community College
                Michigan, FGIC,
                5.50%, 05/01/2016                                     4,002,882
   10,745,000   Lower Colorado River
                Authority, Texas, Revenue,
                Series A, FSA,
                5.875%, 05/15/2016                                   12,384,472
    1,800,000   Magnolia Independent School
                District, Texas, PSF
                Guaranteed,
                5.00%, 08/15/2016                                     1,938,150
    1,555,000   District of Columbia Water &
                Sewer Authority, Public
                Utility Revenue, FSA,
                6.00%, 10/01/2016                                     1,915,371
    3,000,000   Houston, Texas, Water & Sewer
                Systems Revenue, Refunding
                Junior Lien Forward, Series B,
                AMBAC,
                5.75%, 12/01/2016                                     3,512,370
    6,995,000   Hawaii State, Series CX, FSA,
                5.50%, 02/01/2017                                     7,929,392
    2,000,000   Wisconsin State, Series B,
                FSA,
                5.25%, 05/01/2017                                     2,209,620
    1,025,000   Regional Transportation
                Authority, Illinois,
                Refunding, Series B, FGIC,
                5.50%, 06/01/2017                                     1,187,872
    1,760,000   Clark County, Nevada,
                Series A, AMBAC,
                6.50%, 06/01/2017                                     2,208,642
    7,000,000   Energy Northwest Washington
                Electric Revenue, Refunding,
                Project 1A, MBIA,
                5.75%, 07/01/2017                                     7,994,630
    3,415,000   Tampa, Florida, Occupational
                License Tax, Refunding,
                Series A, FGIC,
                5.375%, 10/01/2017                                    3,849,661


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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,065,000   University of Connecticut
                Revenue, Refunding, Student
                Fee, Series A, FGIC,
                5.25%, 11/15/2017                                 $   3,442,056
    2,405,000   Weld County School District
                No. 6 (Greeley), Colorado, FSA,
                5.25%, 12/01/2017                                     2,653,124
    2,000,000   Houston, Texas, Water & Sewer
                Systems Revenue, Refunding
                Junior Lien Forward, Series B,
                AMBAC,
                5.75%, 12/01/2017                                     2,333,440
    1,575,000   Allen County, Indiana,
                Juvenile Justice Center, First
                Mortgage Revenue, AMBAC,
                5.50%, 01/01/2018                                     1,776,033
    3,000,000   Memphis-Shelby County Airport
                Authority, Tennessee, Revenue,
                Series D, AMBAC,
                6.25%, 03/01/2018                                     3,431,670
    4,000,000   San Antonio, Texas, Water
                Revenue, Refunding Systems, FSA,
                5.50%, 05/15/2018                                     4,467,720
    6,425,000   Energy Northwest, Washington,
                Electric Revenue, Refunding
                Project 3B Convertible to
                ARCS, MBIA,
                5.00%, 07/01/2018                                     6,486,230
    3,200,000   Florida State Department of
                Environmental Protection
                Preservation Revenue, Florida
                Forever Series A, FGIC,
                5.00%, 07/01/2018                                     3,487,872
    2,455,000   Energy Northwest Washington
                Electric Revenue, Refunding
                Columbia Generating Series A, MBIA,
                5.75%, 07/01/2018                                     2,796,368
    2,865,000   New York State Dormitory
                Authority, New York University,
                Series A, MBIA,
                6.00%, 07/01/2018                                     3,489,226
    2,310,000   University of Illinois
                Certificates of Participation,
                Utilities Infrastructure
                Projects, Series A, AMBAC,
                5.50%, 08/15/2018                                     2,693,783
    4,695,000   Tampa, Florida, Occupational
                License Tax Refunding,
                Series A, FGIC,
                5.375%, 10/01/2018                                    5,263,424


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 55

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,400,000   Allegheny County,
                Pennsylvania, Series C-54, MBIA,
                5.375%, 11/01/2018                                $   3,772,810
    1,110,000   Michigan State Trunk Line,
                Series A, FSA,
                5.50%, 11/01/2018                                     1,257,308
    2,725,000   University of Colorado
                Enterprise Systems Revenue,
                Refunding & Improvement,
                AMBAC,
                5.375%, 06/01/2019                                    3,009,354
    4,745,000   Michigan State Certificates of
                Participation, New Center
                Development, Inc., MBIA,
                5.375%, 09/01/2019                                    5,210,437
    1,435,000   Cowlitz County, Washington,
                Special Sewer Revenue, CSOB
                Wastewater Treatment, FGIC,
                5.50%, 11/01/2019                                     1,666,308
    5,775,000   South Carolina State Public
                Service Authority, Revenue
                Refunding, Series D, FSA,
                5.00%, 01/01/2020                                     6,144,427
    2,360,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured Series D, MBIA,
                5.25%, 02/01/2020                                     2,571,857
    3,255,000   Fresno Unified School
                District, California,
                Refunding, Series A, MBIA,
                6.00%, 02/01/2020                                     3,969,538
    2,270,000   Killeen Independent School
                District, Texas, Refunding,
                PSF Guaranteed,
                5.25%, 02/15/2020                                     2,461,247
    1,000,000   Texas State University Systems
                Financing Revenue Refunding, FSA,
                5.00%, 03/15/2020                                     1,055,620
    1,705,000   Lower Colorado River
                Authority, Texas, Revenue
                Refunding, MBIA,
                5.00%, 05/15/2020                                     1,811,290
    3,000,000   San Antonio, Texas, Water
                Revenue, Refunding Systems, FSA,
                5.50%, 05/15/2020                                     3,315,510
    1,005,000   Regional Transportation
                Authority, Illinois, Series C, FGIC,
                7.75%, 06/01/2020                                     1,379,905


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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   8,140,000   Los Angeles Department of
                Water & Power, Power System,
                California, Series A,
                Subseries A-2, MBIA,
                5.00%, 07/01/2020                                 $   8,698,241
   11,000,000   Metropolitan Atlanta Rapid
                Transit Authority, Georgia,
                Sales Tax Revenue, Second
                Indenture Series B, MBIA,
                5.10%, 07/01/2020                                    11,886,050
    1,785,000   Los Angeles Unified School
                District, California, Series A, FSA,
                5.25%, 07/01/2020                                     1,948,613
    7,090,000   New Hampshire Health &
                Education Facilities Finance
                Authority, University System
                of New Hampshire, AMBAC,
                5.375%, 07/01/2020                                    7,835,017
    4,000,000   Kentucky State Property &
                Buildings Commission,
                Refunding Project No. 76,
                AMBAC,
                5.50%, 08/01/2020                                     4,656,160
    2,850,000   Mobile, Alabama, (Warrants
                expiring 08/15/2020), AMBAC,
                5.25%, 08/15/2020                                     3,123,429
    3,135,000   Illinois State, Dedicated Tax
                Revenue, AMBAC,
                6.25%, 12/15/2020                                     3,896,115
    4,970,000   South Carolina State Public
                Service Authority, Revenue
                Refunding, Series D, FSA,
                5.00%, 01/01/2021                                     5,265,466
   10,985,000   Orange County, Florida, Sales
                Tax Revenue, Refunding,
                Series A, FGIC,
                5.125%, 01/01/2021                                   11,812,610
    2,760,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured Series E,
                MBIA,
                5.25%, 02/01/2021                                     2,994,959
    2,540,000   Hawaii State, Series CX, FSA,
                5.50%, 02/01/2021                                     2,806,166
    3,000,000   Arlington Independent School
                District, Texas, PSF
                Guaranteed,
                5.00%, 02/15/2021                                     3,121,770


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 57

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   4,000,000   Chicago, Illinois, Public
                Building Commission Building
                Revenue, Chicago Transit
                Authority, AMBAC,
                5.25%, 03/01/2021                                 $   4,327,760
    4,525,000   New York State Thruway
                Authority Highway & Bridge
                Trust Fund, Series A, MBIA,
                5.00%, 04/01/2021                                     4,814,600
    2,465,000   Florida State Board of
                Education, Refunding Public
                Education, Series B, MBIA,
                5.00%, 06/01/2021                                     2,621,182
    7,000,000   MTA, New York Service Contract
                Refunding, Series A, FGIC,
                5.00%, 07/01/2021                                     7,416,220
   14,565,000   Puerto Rico Commonwealth,
                Refunding Public Improvement,
                Series C, FSA,
                5.00%, 07/01/2021(b)                                 16,069,710
    1,000,000   New Jersey Healthcare
                Facilities Financing Authority
                Revenue, Jersey City Medical
                Center, AMBAC, FHA,
                4.80%, 08/01/2021                                     1,051,840
    2,680,000   Harris County, Texas,
                Refunding Toll Road, Senior
                Lien, FSA,
                5.375%, 08/15/2021                                    2,913,750
    1,705,000   Illinois State, First
                Series, MBIA,
                5.25%, 10/01/2021                                     1,854,563
    2,000,000   Sarasota County, Florida,
                Utility Systems Revenue,
                Refunding, Series C, FGIC,
                5.25%, 10/01/2021                                     2,167,960
    3,000,000   Municipal Electric Authority
                of Georgia, Combustion Turbine
                Project, Series A, MBIA,
                5.25%, 11/01/2021                                     3,262,980
   15,620,000   Orange County, Florida, Sales
                Tax Revenue, Refunding,
                Series A, FGIC,
                5.125%, 01/01/2022                                   16,702,154
    3,170,000   King County, Washington, Sewer
                Revenue, Refunding, Series A, FGIC,
                5.25%, 01/01/2022                                     3,407,401
    4,685,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured Series E, MBIA,
                5.25%, 02/01/2022                                     5,055,021


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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  37,500,000   Regional Transportation
                District, Colorado,
                Certificates of Participation
                Transit Vehicles, Series A, AMBAC,
                2.30%, 12/01/2022(b)                              $  37,693,125
    3,980,000   McGee-Creek Authority,
                Oklahoma, Water Revenue, MBIA,
                6.00%, 01/01/2023                                     4,828,854
    3,455,000   Seguin Independent School
                District, Texas, PSF
                Guaranteed,
                5.00%, 04/01/2023                                     3,567,046
    2,770,000   Harris County, Texas,
                Refunding Toll Road Senior
                Lien, FSA,
                5.375%, 08/15/2023                                    2,991,268
    2,000,000   Terrebonne Parish, Louisiana,
                Waterworks District No. 001,
                Water Revenue Series A, AMBAC,
                5.25%, 11/01/2023                                     2,165,300
    2,000,000   Harris County, Texas, Toll
                Road Senior Lien, MBIA,
                5.00%, 08/15/2024                                     2,057,140
                                                                  -------------
                Total Insured
                  (Cost $1,053,776,080)                           1,104,052,621
                                                                  -------------
                Tax Supported-26.17%
                State General Obligations-6.53%
    1,165,000   California State,
                7.10%, 05/01/2004                                     1,169,812
    6,725,000   Illinois State,
                5.00%, 06/01/2004                                     6,766,695
    1,760,000   Texas State, Series A,
                5.80%, 10/01/2004                                     1,801,096
    4,355,000   Washington State, Motor
                Vehicle Fuel, Series D,
                5.00%, 01/01/2005                                     4,482,210
    3,950,000   Washington State, Various
                Purpose, Series C,
                5.00%, 01/01/2005                                     4,065,379
    1,000,000   Massachusetts State Refunding,
                Series B,
                5.00%, 02/01/2006                                     1,063,970
    2,540,000   Florida State Board of
                Education Capital Outlay,
                Public Education, Series B,
                5.00%, 06/01/2006                                     2,730,068
    5,000,000   Pennsylvania State,
                5.00%, 02/01/2007                                     5,448,350


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,450,000   Ohio State, Highway Capital
                Improvements, Series F,
                5.00%, 05/01/2007                                 $   2,685,592
    1,455,000   Florida State Board of
                Education Capital Outlay,
                Public Education, Series B,
                5.00%, 06/01/2007                                     1,598,114
    3,285,000   Florida State Board of
                Education Capital Outlay,
                Refunding, Series A,
                5.50%, 06/01/2007                                     3,658,274
    2,465,000   Delaware State, Series A,
                5.00%, 01/01/2008                                     2,730,998
    8,325,000   Maryland State, Refunding
                State & Local Facilities, 2nd
                Lien Series B,
                5.25%, 02/01/2008                                     9,318,839
    2,600,000   Georgia State, Series A,
                6.25%, 04/01/2008                                     3,015,116
    5,755,000   Massachusetts State, Refunding
                Series A,
                5.00%, 08/01/2008                                     6,370,670
    1,670,000   Georgia State, Series D,
                6.70%, 08/01/2008                                     1,984,995
    8,765,000   California State,
                6.10%, 10/01/2008                                    10,028,825
    6,440,000   Massachusetts State,
                Consolidated Loan, Series C,
                5.25%, 12/01/2008                                     7,237,658
    4,380,000   Delaware State, Series A,
                5.00%, 01/01/2009                                     4,907,921
    4,975,000   Maryland State, Refunding
                State & Local Facilities, 2nd
                Lien, Series B,
                5.25%, 02/01/2009                                     5,641,103
    1,000,000   South Carolina State, Series A,
                5.00%, 03/01/2009                                     1,052,390
   14,855,000   Texas State, Series B,
                5.125%, 10/01/2009                                   16,578,180
    1,110,000   New Jersey State,
                5.50%, 02/01/2010                                     1,273,148
    1,185,000   Massachusetts State,
                Consolidated Loan, Series A,
                6.00%, 02/01/2010                                     1,383,902
    2,225,000   Massachusetts Bay
                Transportation Authority,
                Series A,
                5.75%, 03/01/2010                                     2,572,056
    2,275,000   Ohio State, Community Schools,
                Series A,
                5.00%, 03/15/2010                                     2,560,558


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,490,000   Georgia State, Series C,
                6.25%, 08/01/2010                                 $   1,797,387
    1,220,000   Massachusetts State, Series A,
                5.50%, 01/01/2011                                     1,395,973
    1,040,000   California State,
                5.00%, 02/01/2011                                     1,134,557
   15,760,000   California State,
                6.00%, 02/01/2011                                    18,142,124
   10,000,000   North Carolina State, Public
                Improvement, Series B,
                5.00%, 04/01/2011                                    11,340,100
      800,000   California State,
                5.00%, 02/01/2012                                       868,904
    5,000,000   North Carolina State, Public
                Improvement, Series A,
                5.25%, 03/01/2012                                     5,748,450
    3,780,000   Massachusetts Bay
                Transportation Authority,
                Series A,
                5.50%, 03/01/2012                                     4,351,990
    1,000,000   Georgia State, Series B,
                6.00%, 03/01/2012                                     1,199,590
    8,935,000   Massachusetts State,
                Consolidated Loan, Series A,
                5.00%, 08/01/2012                                     9,956,449
      990,000   Florida State Board of
                Education Capital Outlay,
                9.125%, 06/01/2014                                    1,355,290
    2,875,000   Texas State Water,
                5.25%, 08/01/2021                                     3,067,884
                                                                  -------------
                Total State General Obligations
                  (Cost $167,480,918)                               172,484,617
                                                                  -------------
                Local General Obligations-9.08%
    1,265,000   Box Elder County School
                District, Utah, Refunding,
                4.50%, 06/15/2004                                     1,273,640
      765,000   Pennsylvania Convention &
                Exhibition Center Authority
                Revenue, Series A,
                6.25%, 09/01/2004                                       776,942
    3,000,000   Winnebago & Boone Counties,
                Illinois, School District
                No. 205 Tax Anticipation Notes,
                2.28%, 10/29/2004(c)                                  3,015,270
    2,180,000   Ware County School District,
                Georgia,
                4.00%, 02/01/2005                                     2,233,214


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Anoka-Hennepin Independent
                School District No. 11,
                Minnesota, Refunding, Series A,
                4.50%, 02/01/2005                                 $   1,028,490
    1,245,000   Huntsville, Alabama, Series A,
                (Warrants expiring
                02/01/2005),
                5.00%, 02/01/2005                                     1,285,350
    1,530,000   New York City, New York,
                Series D,
                6.50%, 02/15/2005                                     1,601,543
   19,830,000   Franklin, Massachusetts, Bond
                Anticipation Notes,
                3.00%, 04/01/2005                                    20,213,314
    3,700,000   Anderson County School
                District No. 5, South
                Carolina, Series A,
                4.00%, 04/01/2005                                     3,807,855
    1,130,000   Anoka-Hennepin Independent
                School District No. 11,
                Minnesota, Refunding, Series A,
                4.50%, 02/01/2006                                     1,193,212
    2,730,000   Wake County, North Carolina,
                Series B,
                4.50%, 02/01/2006                                     2,885,255
    6,300,000   Anne Arundel County, Maryland,
                5.00%, 03/01/2006                                     6,726,132
    3,660,000   New York City, New York,
                Series I,
                6.25%, 04/15/2006                                     3,986,692
   12,085,000   Fairfax County, Virginia,
                Series A,
                4.25%, 06/01/2006                                    12,818,922
    2,860,000   Bexar County, Texas,
                5.00%, 06/15/2006                                     3,072,012
    1,455,000   Montgomery County, Maryland,
                Series A,
                5.75%, 07/01/2006                                     1,593,312
    6,215,000   New York City, New York,
                Series E,
                5.00%, 08/01/2006                                     6,653,406
    6,185,000   New York City, New York,
                Series G,
                5.00%, 08/01/2006                                     6,621,290
    1,175,000   Anoka-Hennepin Independent
                School District No. 11,
                Minnesota, Refunding, Series A,
                5.00%, 02/01/2007                                     1,278,999
    6,525,000   Port of Seattle, Washington, AMT,
                5.50%, 05/01/2007                                     6,676,510


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,000,000   Bexar County, Texas,
                5.00%, 06/15/2007                                 $   2,194,500
    2,245,000   New York City, New York,
                Series G,
                5.00%, 08/01/2007                                     2,440,742
    3,500,000   Ocean County, New Jersey,
                Refunding, Series A,
                5.00%, 08/01/2007                                     3,846,430
    3,205,000   Carrollton, Texas, Refunding &
                Improvement,
                5.00%, 08/15/2007                                     3,518,161
    2,620,000   Jersey City, New Jersey,
                Series A,
                6.00%, 10/01/2007                                     2,975,272
    2,000,000   McLean County Public Building
                Commission, Illinois,
                7.25%, 11/01/2007                                     2,357,940
    2,915,000   Mecklenburg County, North
                Carolina, Public Improvement,
                Series A,
                4.00%, 02/01/2008                                     3,126,221
    2,050,000   Fairfax County, Virginia,
                Series B,
                4.00%, 06/01/2008                                     2,204,181
    2,585,000   Broward County, Florida,
                Refunding, Series B,
                5.00%, 01/01/2009                                     2,883,050
    2,000,000   Charlotte, North Carolina,
                Series B,
                4.50%, 02/01/2009                                     2,195,860
    1,660,000   Charlotte, North Carolina,
                Refunding,
                5.00%, 02/01/2009                                     1,860,196
    2,665,000   Dallas, Texas,
                4.00%, 02/15/2009                                     2,853,149
    3,355,000   Dallas County, Texas,
                Community College District,
                Maintenance Tax Notes,
                5.00%, 02/15/2009(c)                                  3,749,615
    3,060,000   Horry County School District,
                South Carolina, Series A, SCSDE,
                5.00%, 03/01/2009                                     3,423,038
    6,910,000   Du Page County, Illinois,
                Water Commission, Refunding,
                5.25%, 03/01/2009                                     7,792,200
    3,750,000   New York City, New York,
                Series G,
                5.00%, 08/01/2009(c)                                  4,129,800
    3,735,000   New York City, New York,
                Series I,
                5.00%, 08/01/2009                                     4,113,281


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   8,500,000   New York City, New York,
                Series B,
                5.25%, 08/01/2009                                 $   9,464,920
    1,020,000   Indianapolis Local Public
                Improvement Bond Bank,
                Indiana, Series B,
                5.00%, 02/01/2010                                     1,096,286
    5,540,000   Wake County, North Carolina,
                Series A,
                5.00%, 03/01/2010                                     6,237,929
    5,000,000   Du Page County, Illinois,
                Water Commission, Refunding,
                5.25%, 03/01/2010                                     5,676,950
    3,500,000   Alpine School District, Utah,
                Refunding,
                5.00%, 03/15/2010                                     3,925,005
    1,170,000   Austin, Texas, Public
                Improvement,
                5.75%, 09/01/2010                                     1,343,885
    1,190,000   Roanoke, Virginia,
                5.00%, 02/01/2011                                     1,289,996
    7,360,000   New York City, New York,
                Refunding, Series G,
                5.00%, 08/01/2011                                     8,057,360
   20,530,000   New York City, New York,
                Series G,
                5.00%, 08/01/2012                                    22,410,343
    6,250,000   New York City, New York,
                Series I,
                5.875%, 03/15/2013                                    6,779,625
    2,285,000   Shelby County, Tennessee,
                Public Improvement, Series A,
                5.625%, 04/01/2014                                    2,557,075
    1,400,000   Travis County, Texas,
                5.00%, 03/01/2015                                     1,459,122
    2,965,000   Montgomery County, Maryland,
                Public Improvement, Series A,
                5.00%, 02/01/2016                                     3,280,921
    1,000,000   Harris County, Texas, Toll Road,
                5.125%, 08/15/2017                                    1,067,750
    5,285,000   Horry County School District,
                South Carolina, Series A, SCSDE,
                5.375%, 03/01/2018                                    5,867,671
    2,375,000   Harris County, Texas,
                Refunding,
                5.375%, 10/01/2018                                    2,618,437
    6,735,000   Du Page County, Illinois, Jail
                Project,
                5.60%, 01/01/2021                                     7,811,388
    1,920,000   Du Page County, Illinois,
                Stormwater Project,
                5.60%, 01/01/2021                                     2,226,854


_______________________________________________________________________________

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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,160,000   Beachwood City School
                District, Ohio, Refunding &
                Improvement,
                5.50%, 12/01/2021                                 $   2,415,074
                                                                  -------------
                Total Local General Obligations
                  (Cost $232,307,734)                               239,991,587
                                                                  -------------
                Tax Lease-2.29%
    3,380,000   Virginia Public School
                Authority, Series A,
                5.50%, 08/01/2004                                     3,429,416
    1,315,000   New York State Urban
                Development Corp.,
                Correctional Facilities Series 5,
                6.00%, 01/01/2005                                     1,363,563
      600,000   New Jersey State, Certificates
                of Participation, Series A,
                6.40%, 04/01/2005                                       614,832
    2,000,000   New York State Dormitory
                Authority, State University,
                Series A,
                5.50%, 05/15/2005                                     2,091,880
    1,005,000   New York State Dormitory
                Authority, City University,
                Series 2A,
                5.70%, 07/01/2005                                     1,058,375
    1,005,000   New York State Dormitory
                Authority, City University,
                Series C,
                5.70%, 07/01/2005                                     1,058,376
    1,000,000   City University of New York
                Certificates of Participation,
                John Jay College,
                5.75%, 08/15/2005                                     1,058,990
    1,040,000   Alabama State Public School &
                College Authority, Capital
                Improvement Pool, Series A,
                5.00%, 02/01/2006                                     1,105,551
    1,000,000   New York State Dormitory
                Authority, State University,
                Series A,
                6.50%, 05/15/2006                                     1,098,440
    1,000,000   New York State Dormitory
                Authority, City University,
                Series A,
                5.75%, 07/01/2007                                     1,113,010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 65
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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   7,480,000   New York State Thruway
                Authority, Service Contract
                Revenue, Local Highway &
                Bridge, Series A,
                5.00%, 03/15/2008                                 $   8,231,366
    4,060,000   Virginia Public School
                Authority,
                4.00%, 04/15/2008                                     4,356,421
    2,160,000   New York State Dormitory
                Authority Revenue, Mental
                Health Facilities Improvement,
                Series B,
                5.00%, 02/15/2010                                     2,381,983
    5,215,000   Michigan Municipal Bond
                Authority Revenue, Refunding
                School Loan, Series A,
                5.25%, 12/01/2010                                     5,961,892
    1,280,000   New York State Dormitory
                Authority, City University,
                Series A,
                5.75%, 07/01/2013                                     1,488,026
    1,585,000   Virginia College Building
                Authority, Educational
                Facilities Revenue, Public
                Higher Education, Series A,
                5.75%, 09/01/2013                                     1,860,441
   16,495,000   Tobacco Settlement Financing
                Corp., New York Tobacco
                Asset-Backed Settlement,
                Series C-1,
                5.50%, 06/01/2014                                    17,908,457
    1,000,000   Sacramento City Finance
                Authority, California Lease
                Revenue Series B,
                5.40%, 11/01/2020                                     1,116,750
    2,925,000   New York State Urban
                Development Corp., Correctional
                & Youth Facilities Service
                Contract Revenue, Series A,
                5.00%, 01/01/2027                                     3,227,737
                                                                  -------------
                Total Tax Lease
                  (Cost $58,529,883)                                 60,525,506
                                                                  -------------
                Special Tax-8.03%
    1,070,000   Las Vegas Special Improvement
                District No. 808-Summerlin
                Area, Nevada Local Improvement
                Bonds,
                5.20%, 06/01/2004                                     1,071,691


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,310,000   New Mexico State Highway
                Commission, Commerce Tax
                Revenue, Senior Subordinated Lien,
                4.75%, 06/15/2004                                 $   1,319,524
    2,000,000   New Mexico State Severance
                Tax, Series B,
                5.00%, 07/01/2004                                     2,019,060
    5,100,000   Municipal Assistance
                Corporation, New York, Series J,
                6.00%, 07/01/2004                                     5,161,098
    4,790,000   South Tahoe, California, Joint
                Powers Financing Authority,
                Bond Anticipation Notes,
                Redevelopment Project 1-B,
                3.00%, 10/01/2004                                     4,791,341
    4,300,000   Reunion West Community
                Development District, Florida,
                Special Assessment, Bond
                Anticipation Notes,
                5.25%, 10/01/2004                                     4,307,138
    1,850,000   Chicago, Illinois, Tax
                Increment, Allocation
                Subordinated Central Loop
                Redevelopment, Series A,
                6.45%, 12/01/2004                                     1,894,085
      840,000   Heritage Isles Community
                Development District, Florida,
                Special Assessment Revenue,
                Series A,
                5.75%, 05/01/2005                                       843,083
      405,000   Sampson Creek Community
                Development District, Florida,
                Capital Improvement Revenue,
                Series B,
                6.30%, 05/01/2005                                       409,281
    1,185,000   Las Vegas Special Improvement
                District No. 808-Summerlin
                Area, Nevada Local
                Improvement Bonds,
                5.375%, 06/01/2005                                    1,199,030
    9,820,000   Municipal Assistance
                Corporation, New York, Series G,
                6.00%, 07/01/2005                                    10,400,264
    1,585,000   Palm Beach County Solid Waste
                Authority, Florida, Revenue
                Refunding Series A,
                5.00%, 10/01/2005                                     1,661,096
    2,060,000   Chicago, Illinois, Tax
                Increment, Allocation
                Subordinated Central Loop
                Redevelopment, Series A,
                6.50%, 12/01/2005                                     2,161,846


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67
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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$      65,000   Meadow Pointe III Community
                Development District, Florida,
                Capital Improvement Revenue,
                Series 2001-1,
                5.90%, 01/01/2006                                 $      66,141
    1,265,000   Harbour Lake Estates Community
                Development District, Florida,
                Special Assessment,
                6.40%, 02/01/2006                                     1,291,439
    1,120,000   Capital Region Community
                Development District, Florida,
                Revenue Capital Improvement,
                Series B,
                5.95%, 05/01/2006                                     1,139,107
      375,000   Vistancia Community Facilities
                District, Arizona,
                4.25%, 07/15/2006                                       378,956
    1,500,000   Connecticut State Special Tax
                Obligation Revenue, Series B,
                6.00%, 09/01/2006                                     1,653,990
    1,540,000   Bella Terra Community
                Development District, Florida,
                Special Assessment,
                5.65%, 11/01/2006                                     1,561,221
    3,100,000   Dove Mountain Resort Community
                Facilities District, Arizona,
                Assessment Lien,
                6.00%, 12/01/2006                                     3,152,855
    8,770,000   Village Community Development
                District No. 5, Florida,
                Special Assessment Revenue,
                Series B,
                5.40%, 05/01/2007                                     8,938,384
    1,115,000   Double Branch Community
                Development District, Florida,
                Special Assessment, Series B-1,
                5.60%, 05/01/2007                                     1,142,551
    2,440,000   Vizcaya Community Development
                District, Florida, Special
                Assessment,
                5.90%, 05/01/2007                                     2,493,363
    2,790,000   University Place Community
                Development District, Florida,
                Special Assessment, Series B,
                6.10%, 05/01/2007                                     2,854,756
      295,000   Fishhawk Community Development
                District, Florida, Special Assessment,
                6.65%, 05/01/2007                                       304,732


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$     355,000   Lake Powell Residential Golf
                Community Development
                District, Florida, Special
                Assessment Revenue, Series C,
                6.70%, 05/01/2007                                 $     365,760
      730,000   Fayetteville Sales & Use Tax
                Capital Improvement, Arkansas,
                3.20%, 06/01/2007                                       730,949
    1,030,000   Las Vegas Special Improvement
                District No. 808-Summerlin
                Area, Nevada, Local
                Improvement Bonds,
                5.50%, 06/01/2007                                     1,056,265
      300,000   Vistancia Community Facilities
                District, Arizona,
                4.75%, 07/15/2007                                       304,434
    1,095,000   Connecticut State Special Tax
                Obligation Revenue, Series A,
                5.25%, 09/01/2007                                     1,213,107
    2,000,000   Meadow Pointe IV Community
                Development District, Florida,
                Capital Improvement Revenue,
                Series B,
                5.125%, 11/01/2007                                    2,033,560
    1,255,000   Reunion East Community
                Development District, Florida,
                Special Assessment, Series B,
                5.90%, 11/01/2007                                     1,286,777
    1,670,000   North Las Vegas Local
                Improvement, Nevada Special
                Improvement District No. 60
                Aliante,
                4.25%, 12/01/2007                                     1,698,206
    5,055,000   Live Oak, Florida, Community
                Development District No. 001,
                Special Assessment, Series B,
                5.30%, 05/01/2008                                     5,136,082
      485,000   Stoneybrook Community
                Development District, Florida,
                Capital Improvement Revenue,
                Series B,
                5.70%, 05/01/2008                                       494,487
    3,820,000   Narcoossee Community
                Development District, Florida,
                Special Assessment, Series B,
                5.75%, 05/01/2008                                     3,914,316
      640,000   Waterchase Community
                Development District, Florida,
                Capital Improvement Revenue
                Series B,
                5.90%, 05/01/2008                                       649,241


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69
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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,700,000   Gateway Services Community
                Development District, Florida,
                Special Assessment,
                Stoneybrook Project,
                5.50%, 07/01/2008                                 $   2,742,012
      400,000   Vistancia Community Facilities
                District, Arizona,
                5.00%, 07/15/2008                                       407,520
   20,570,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured, Subseries D-1,
                5.00%, 11/01/2008                                    22,938,636
    3,605,000   Heritage Harbour South
                Community Development
                District, Florida, Special
                Assessment Revenue, Capital
                Improvement, Series B,
                5.40%, 11/01/2008                                     3,682,327
    1,920,000   North Las Vegas Local
                Improvement, Nevada, Special
                Improvement District No. 60 Aliante,
                4.65%, 12/01/2008                                     1,960,166
    2,345,000   Henderson, Nevada, Local
                Improvement Districts No. T-14,
                4.35%, 03/01/2009                                     2,356,233
    1,440,000   Middle Village, Community
                Development District, Florida,
                Special Assessment, Series C,
                5.125%, 05/01/2009                                    1,446,768
    2,495,000   Bonita Springs, Florida,
                Vasari Community Development
                District Revenue, Capital
                Improvement, Series B,
                6.20%, 05/01/2009                                     2,616,182
    1,235,000   Greyhawk Landing Community,
                Development District, Florida,
                Special Assessment Revenue,
                Series B,
                6.25%, 05/01/2009                                     1,273,248
      620,000   Saddlebrook Community
                Development District,
                Florida, Special Assessment,
                Series B,
                6.25%, 05/01/2009                                       646,424
   10,900,000   Tulsa County, Oklahoma,
                Industrial Authority Capital
                Improvements Revenue, Series B,
                5.00%, 05/15/2009                                    12,188,489


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  10,130,000   Katy, Texas, Development
                Authority Revenue, Metro
                Contract, Series A,
                5.75%, 06/01/2009                                 $  10,802,125
    1,150,000   Illinois State Sales Tax
                Revenue, Series U,
                5.00%, 06/15/2009                                     1,181,476
      500,000   Vistancia Community Facilities
                District, Arizona,
                5.30%, 07/15/2009                                       511,260
    1,000,000   Connecticut State Special Tax
                Obligation Series B,
                6.15%, 09/01/2009                                     1,182,900
    1,000,000   North Las Vegas Local
                Improvement, Nevada, Special
                Improvement District No. 60
                Aliante,
                5.00%, 12/01/2009                                     1,024,660
    3,655,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured, Series E,
                5.00%, 02/01/2010                                     4,084,097
    7,890,000   New York City Transitional
                Finance Authority, New York,
                Future Tax, Series C,
                5.00%, 02/15/2010                                     8,822,046
    2,845,000   Harbor Bay Community
                Development District, Florida
                Capital Improvement Revenue,
                Series B,
                6.35%, 05/01/2010                                     2,980,194
      500,000   Vistancia Community Facilities
                District, Arizona,
                5.55%, 07/15/2010                                       512,995
    3,485,000   Clark County, Nevada, Special
                Improvement District No. 142,
                5.00%, 08/01/2010                                     3,528,075
      520,000   Lakewood Ranch Community
                Development District No. 5,
                Florida, Special Assessment
                Revenue, Series B,
                6.00%, 05/01/2011                                       542,615
    1,590,000   Clark County, Nevada, Special
                Improvement District No. 142,
                5.30%, 08/01/2011                                     1,612,021
    3,990,000   Venetian Community Development
                District, Florida, Capital
                Improvement Revenue, Series B,
                5.95%, 05/01/2012                                     4,166,358


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 71
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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,000,000   Bonnet Creek Resort Community
                Development District, Florida,
                Special Assessment,
                7.125%, 05/01/2012                                $   2,113,380
    2,670,000   Miromar Lakes Community
                Development District, Florida,
                Capital Improvement Revenue
                Series B,
                7.25%, 05/01/2012                                     2,835,326
    3,225,000   Illinois State Sales Tax
                Revenue, Series Q,
                6.00%, 06/15/2012                                     3,830,268
    2,365,000   Hot Springs, Arkansas, Sales &
                Use Tax, Refunding & Improvement,
                4.125%, 07/01/2012                                    2,426,301
    1,525,000   Dyer Redevelopment Authority,
                Indiana, Economic Development
                Lease,
                6.875%, 07/15/2014                                    1,741,657
    2,315,000   Arizona Tourism & Sports
                Authority Tax Revenue,
                Baseball Training Facilities Project,
                5.00%, 07/01/2015                                     2,410,447
    1,500,000   Arizona Tourism & Sports
                Authority Tax Revenue,
                Baseball Training Facilities Project,
                5.00%, 07/01/2016                                     1,554,930
    3,561,000   Celebrate Community
                Development Authority, North,
                Special Assessment Revenue
                Project, Series B,
                6.25%, 03/01/2018                                     3,617,549
    3,600,000   Massachusetts Bay
                Transportation Authority,
                Massachusetts Sales Tax
                Revenue, Series A,
                5.25%, 07/01/2020                                     4,085,928
    2,695,000   Dyer Redevelopment Authority,
                Indiana, Economic Development Lease,
                6.55%, 07/15/2020                                     3,014,789
    3,695,000   Beacon Tradeport Community
                Development District, Florida,
                Industrial Project, Series B,
                7.125%, 05/01/2022                                    3,878,789
    5,000,000   Westchester Community
                Development District No. 1,
                Florida, Special Assessment,
                6.00%, 05/01/2023                                     5,121,200


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,140,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured, Series B,
                5.25%, 02/01/2029(b)                              $   1,278,453
                                                                  -------------
                Total Special Tax
                  (Cost $206,446,655)                               212,217,060
                                                                  -------------
                Miscellaneous Tax-0.24%
    5,325,000   Indianapolis Local Public
                Improvement Bond Bank,
                Indiana, Series B,
                6.00%, 01/10/2013                                     6,257,035
                                                                  -------------
                Total Miscellaneous Tax
                  (Cost $5,243,321)                                   6,257,035
                                                                  -------------
                Total Tax Supported
                  (Cost $670,008,511)                               691,475,805
                                                                  -------------
                Revenue-21.36%
                Airport Revenue-0.03%
      800,000   Denver City & County,
                Colorado, Airport Revenue,
                Series A, AMT,
                7.50%, 11/15/2006                                       844,104
                                                                  -------------
                Total Airport Revenue
                  (Cost $814,423)                                       844,104
                                                                  -------------
                Electric Revenue-8.02%
    1,470,000   Energy Northwest, Washington,
                Wind Project Revenue, Series A,
                4.00%, 07/01/2004                                     1,477,526
    9,915,000   Salt River Agricultural
                Improvement & Power District,
                Arizona, Electric Systems
                Revenue, Refunding Salt River
                Project, Series A,
                5.00%, 01/01/2005                                    10,201,643
    5,000,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series B,
                6.00%, 01/01/2005                                     5,103,500
    2,145,000   California Department of Water
                Resources, Power Supply
                Revenue, Series A,
                5.50%, 05/01/2005                                     2,235,905
    1,530,000   Energy Northwest, Washington,
                Wind Project Revenue, Series A,
                4.30%, 07/01/2005                                     1,572,243


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73

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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  19,580,000   Long Island Power Authority,
                New York Electric Systems
                Revenue, Series B,
                5.00%, 06/01/2006                                 $  20,817,064
    4,350,000   Salt River Agricultural
                Improvement & Power District,
                Arizona Power Distribution
                Electric Systems Revenue,
                Refunding Salt River Project,
                Series D,
                5.00%, 01/01/2007                                     4,732,452
   15,215,000   California Department of Water
                Resources, Power Supply
                Revenue, Series A,
                5.50%, 05/01/2007                                    16,741,369
    7,000,000   Long Island Power Authority,
                New York Electric Systems
                Revenue, Series A,
                5.00%, 06/01/2007                                     7,576,310
    3,500,000   Washington State Public Power
                Supply System Revenue, Nuclear
                Project No. 3, Series B,
                5.60%, 07/01/2007                                     3,896,655
    1,000,000   San Antonio, Texas, Electric &
                Gas, Power System Revenue,
                5.25%, 02/01/2008                                     1,111,970
   27,350,000   San Antonio, Texas, Electric &
                Gas, Refunding,
                5.25%, 02/01/2008                                    30,412,380
   24,025,000   California Department of Water
                Resources, Power Supply
                Revenue, Series A,
                5.50%, 05/01/2008                                    26,828,237
    6,080,000   Long Island Power Authority,
                New York, Electric Systems
                Revenue, Series A,
                5.00%, 06/01/2008                                     6,643,494
    2,260,000   Salt River Agricultural
                Improvement & Power District,
                Arizona, Power Distribution
                Electric Systems Revenue,
                Refunding Salt River Project,
                Series A,
                5.00%, 01/01/2009                                     2,528,104
    3,775,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series B,
                6.125%, 01/01/2009                                    4,253,179
    4,130,000   San Antonio, Texas, Electric &
                Gas, Refunding Systems,
                5.25%, 02/01/2009                                     4,648,811


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   8,515,000   California Department of Water
                Resources, Power Supply
                Revenue, Series A,
                5.50%, 05/01/2009                                 $   9,603,472
    7,130,000   Salt River Agricultural
                Improvement & Power District,
                Arizona, Power Distribution
                Electric Systems Revenue,
                Refunding Salt River Project,
                Series A,
                5.00%, 01/01/2010                                     8,016,331
    2,875,000   Salt River Agricultural
                Improvement & Power District,
                Arizona, Power Distribution
                Electric Systems Revenue,
                Refunding Salt River Project,
                Series C,
                5.00%, 01/01/2010                                     3,232,391
    2,765,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Refunding,
                Series C,
                5.25%, 01/01/2011                                     3,021,841
    3,470,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Refunding,
                Series A,
                5.50%, 01/01/2011                                     3,843,684
   10,000,000   North Carolina Municipal Power
                Agency No. 1, Catawba Electric
                Revenue, Series A,
                5.50%, 01/01/2012                                    11,201,100
    2,395,000   Seattle, Washington, Municipal
                Light & Power Revenue,
                5.625%, 12/01/2012                                    2,725,175
    3,600,000   North Carolina Municipal Power
                Agency No. 1, Catawba Electric
                Revenue, Series A,
                5.50%, 01/01/2013                                     4,022,856
      630,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series D,
                6.45%, 01/01/2014                                       714,464
    2,345,000   Seattle, Washington, Municipal
                Light & Power Revenue,
                5.625%, 12/01/2014                                    2,666,781
    1,850,000   Seattle, Washington, Municipal
                Light & Power Revenue,
                5.625%, 12/01/2016                                    2,102,673


_______________________________________________________________________________

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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,880,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Revenue, Series B,
                5.70%, 01/01/2017                                 $   2,013,969
    2,500,000   San Antonio, Texas, Electric &
                Gas, Power System Revenue,
                5.375%, 02/01/2020                                    2,732,300
    4,815,000   Orlando Utilities Commission,
                Florida, Water & Electric Revenue,
                5.25%, 10/01/2020                                     5,236,938
                                                                  -------------
                Total Electric Revenue
                  (Cost $204,737,592)                               211,914,817
                                                                  -------------
                Health Care Revenue-1.49%
    1,225,000   Oklahoma Development Finance
                Authority Revenue, Hillcrest
                Healthcare System, Series A,
                4.70%, 08/15/2005                                     1,178,401
    1,360,000   Connecticut State, Health &
                Educational Facility Authority
                Revenue, Hospital for Special
                Care, Series B,
                5.125%, 07/01/2007                                    1,368,146
    1,000,000   Oklahoma Development Finance
                Authority Revenue, Hillcrest
                Healthcare System, Series A,
                5.00%, 08/15/2009                                       893,230
    2,430,000   Cuyahoga County, Ohio,
                Hospital Facilities Revenue,
                Canton Incorporated Project,
                6.75%, 01/01/2010                                     2,731,028
    3,215,000   Chattanooga Health,
                Educational & Housing Facility
                Board, Tennessee, Catholic
                Health Initiatives, Series A,
                5.375%, 12/01/2011                                    3,477,826
    1,240,000   Kentucky Economic Development
                Finance Authority Revenue,
                Catholic Health Initiatives,
                Series A,
                5.375%, 12/01/2011                                    1,342,375
    2,240,000   Oklahoma Development Finance
                Authority Revenue, Hillcrest
                Healthcare System, Series A,
                5.75%, 08/15/2013                                     1,986,365
    1,300,000   Chester County Health &
                Education Facilities
                Authority, Pennsylvania,
                Hospital Revenue, Chester
                County Hospital Series A,
                6.75%, 07/01/2021                                     1,300,624


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,000,000   Allegheny County Hospital
                Development Authority,
                Pennsylvania, Revenue, West
                Pennsylvania Health System,
                Series B,
                9.25%, 11/15/2022                                 $   3,332,760
    9,000,000   Jacksonville, Florida,
                Economic Development
                Commission, Healthcare
                Facilities Revenue, Series B,
                4.00%, 09/01/2023(b)                                  9,420,750
   12,410,000   California Statewide
                Communities Development
                Authority Revenue, Kaiser
                Permanente, Series F,
                2.30%, 04/01/2033(b)                                 12,398,955
                                                                  -------------
                Total Health Care Revenue
                  (Cost $38,515,648)                                 39,430,460
                                                                  -------------
                Higher Education Revenue-0.48%
    2,660,000   Pennsylvania State University,
                Revenue,
                5.00%, 08/15/2005                                     2,794,170
    1,415,000   Virginia Polytechnic Institute
                & State University Revenue,
                Series A,
                5.25%, 06/01/2008                                     1,541,473
    1,165,000   Vermont Educational & Health
                Buildings Financing Agency
                Revenue, Norwich University
                Project,
                5.50%, 07/01/2018                                     1,223,669
    1,230,000   University of Texas University
                Revenue, Financing Systems,
                Series B,
                5.375%, 08/15/2019                                    1,424,254
    2,820,000   Massachusetts Health &
                Educational Facilities
                Authority Revenue, Harvard
                University, Series N,
                6.25%, 04/01/2020                                     3,537,352
    2,155,000   Milledgeville-Baldwin County
                Development Authority,
                Georgia, Student Housing
                Revenue, Georgia College &
                State University Foundation,
                4.00%, 09/01/2032(b)                                  2,178,252
                                                                  -------------
                Total Higher Education Revenue
                  (Cost $11,650,707)                                 12,699,170
                                                                  -------------


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tobacco Revenue-3.17%
$   7,095,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Asset-Backed Bonds, Series A-1,
                5.00%, 06/01/2008                                 $   7,770,160
   11,115,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Asset-Backed Bonds, Series A-1,
                5.00%, 06/01/2011                                    11,672,751
    8,590,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Asset-Backed Bonds, Series A-1,
                5.25%, 06/01/2012                                     9,071,298
    8,075,000   Tobacco Settlement Revenue
                Management Authority, South
                Carolina, Tobacco Settlement
                Asset-Backed Bonds, Series B,
                6.00%, 05/15/2022                                     7,772,753
    5,345,000   Northern Tobacco
                Securitization Corp., Alaska
                Tobacco Settlement
                Asset-Backed Bonds,
                6.20%, 06/01/2022                                     5,360,714
   13,125,000   Tobacco Settlement Financing
                Corp., Rhode Island Tobacco
                Asset-Backed Bonds, Series A,
                6.00%, 06/01/2023                                    12,618,637
    1,775,000   District of Columbia Tobacco
                Settlement Financing Corp.,
                Tobacco Settlement
                Asset-Backed Bonds,
                6.25%, 05/15/2024                                     1,739,074
    9,335,000   Tobacco Settlement Authority,
                Washington Tobacco Settlement
                Asset-Backed Bonds,
                6.50%, 06/01/2026                                     9,181,253
   19,090,000   Badger Tobacco Asset
                Securitization Corp.,
                Wisconsin Tobacco Settlement
                Asset-Backed Bonds,
                6.125%, 06/01/2027                                   18,503,173
                                                                  -------------
                Total Tobacco Revenue
                  (Cost $84,004,884)                                 83,689,813
                                                                  -------------


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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Toll Revenue-0.80%
$  19,735,000   Triborough Bridge & Tunnel
                Authority, New York, Toll
                Revenue Series B,
                5.00%, 11/15/2020                                 $  21,011,855
                                                                  -------------
                Total Toll Revenue
                  (Cost $20,551,515)                                 21,011,855
                                                                  -------------
                Water/Sewer Revenue-2.65%
   19,855,000   Logan/Todd Regional Water
                Commission, Kentucky, Revenue
                Refunding,
                4.00%, 02/01/2007                                    21,040,145
    1,500,000   Florida Water Pollution
                Control Financing Corp.
                Revenue, Water Pollution Control,
                5.00%, 01/15/2008(c)                                  1,656,570
    2,000,000   Indiana Bond Bank Revenue, Series B,
                5.00%, 02/01/2008                                     2,201,060
    4,165,000   Florida Water Pollution
                Control Financing Corp.
                Revenue, Water Pollution Control,
                5.00%, 01/15/2009                                     4,648,931
    1,940,000   Massachusetts Water Pollution
                Abatement Trust, Pool Program
                Bonds, Series 7,
                5.25%, 02/01/2010                                     2,203,685
    2,230,000   Texas State Water Development
                Board Revenue, Revolving
                Senior Lien, Series A,
                5.50%, 07/15/2010                                     2,407,553
    1,525,000   Arizona Water Infrastructure
                Finance Authority Revenue,
                Water Quality, Series A,
                5.75%, 10/01/2011                                     1,777,372
    3,620,000   Dallas, Texas, Waterworks &
                Sewer System Revenue,
                5.00%, 10/01/2013                                     3,983,883
       55,000   Massachusetts Water Pollution
                Abatement Trust, Series B,
                5.25%, 08/01/2014                                        63,741
    3,460,000   Massachusetts Water Pollution
                Abatement Trust, New Bedford
                Program, Series A,
                5.125%, 02/01/2016                                    3,759,082
    3,450,000   Ohio State Water Development
                Authority Pollution Control
                Revenue,
                5.25%, 06/01/2017                                     3,828,465


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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   6,850,000   Ohio State Water Development
                Authority Pollution Control Revenue,
                5.25%, 12/01/2017                                 $   7,601,445
    3,460,000   Michigan Municipal Bond
                Authority Revenue, Drinking
                Water Revolving Fund,
                5.25%, 10/01/2018                                     3,821,120
    1,160,000   Tampa, Florida, Water & Sewer
                Revenue Refunding, Series A,
                5.25%, 10/01/2018                                     1,277,485
    4,500,000   Michigan Municipal Bond
                Authority Revenue, Clean Water
                State Revolving Fund,
                5.25%, 10/01/2019                                     4,935,420
    4,325,000   Michigan Municipal Bond
                Authority Revenue, Clean Water
                State Revolving Fund,
                5.375%, 10/01/2021                                    4,755,986
                                                                  -------------
                Total Water/Sewer Revenue
                  (Cost $67,397,230)                                 69,961,943
                                                                  -------------
                Miscellaneous Revenue-1.23%
   10,635,000   Broward County, Florida,
                Resource Recovery Revenue,
                Wheelabrator Florida, Series A,
                5.00%, 12/01/2004                                    10,903,640
    6,850,000   Massachusetts State Federal
                Highway, Grant Anticipation
                Notes, Series A,
                5.00%, 06/15/2006                                     7,345,461
    1,540,000   Broward County, Florida,
                Resource Recovery Revenue,
                Refunding Wheelabrator South,
                Series A,
                5.00%, 12/01/2006                                     1,657,625
    2,105,000   Massachusetts State Federal
                Highway, Grant Anticipation
                Notes, Series A,
                5.75%, 06/15/2007                                     2,348,717
    1,780,000   Chicago, Illinois, Park
                District Harbor Facilities Revenue,
                5.875%, 01/01/2013                                    2,093,618
    1,920,000   Chicago, Illinois, Park
                District Harbor Facilities Revenue,
                5.875%, 01/01/2014                                    2,258,285
    2,035,000   Chicago, Illinois, Park
                District Harbor Facilities Revenue,
                5.875%, 01/01/2015                                    2,393,547


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                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,510,000   Broad Street Community
                Development Authority,
                Virginia, Revenue,
                7.125%, 06/01/2015                                $   3,593,608
                                                                  -------------
                Total Miscellaneous Revenue
                  (Cost $31,211,117)                                 32,594,501
                                                                  -------------
                Industrial Development/Pollution
                Control Revenue-3.49%
    1,025,000   Richland County, South
                Carolina, Environmental
                Improvement Revenue,
                International Paper Co.
                Projects, Series A,
                4.25%, 10/01/2007                                     1,084,573
    3,000,000   Russell County, Virginia,
                Industrial Development
                Authority, Pollution Control
                Revenue, Appalachian Power Co.
                Project, Series I,
                2.70%, 11/01/2007(b)                                  3,018,570
    6,100,000   Springfield Airport Authority,
                Illinois, Garrett Aviation
                Services Project,
                4.40%, 02/01/2008                                     6,503,698
    3,600,000   Chesapeake, Virginia,
                Industrial Development
                Authority Revenue, Pollution
                Control Project,
                5.25%, 02/01/2008(b)                                  3,789,036
    1,700,000   Mashantucket Western Pequot
                Tribe, Connecticut, Special
                Revenue, Sub 144A, Series B,
                5.55%, 09/01/2008                                     1,856,077
    4,280,000   Midland County, Michigan,
                Economic Development Corp.,
                Pollution Control Revenue,
                Series A, AMT,
                6.875%, 07/23/2009                                    4,486,767
    2,710,000   New York State Environmental
                Facilities Corp., Waste
                Management Project, Series A,
                4.00%, 05/01/2012(b)                                  2,714,769
    4,300,000   New Jersey Economic
                Development Authority, Exempt
                Facilities Revenue, Waste
                Management, Inc. Project,
                4.00%, 11/01/2013(b)                                  4,360,243


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,950,000   Morehouse Parish, Louisiana,
                Pollution Control Revenue,
                Refunding International Paper
                Co. Project, Series A,
                5.70%, 04/01/2014                                 $   4,443,039
    2,070,000   North Carolina Capital
                Facilities Finance Agency,
                Exempt Facilities Revenue,
                Waste Management of Carolinas
                Project,
                4.00%, 08/01/2014(b)                                  2,086,312
    4,435,000   Dickinson County Economic
                Development Corp., Michigan,
                Environmental Improvement
                Revenue, International Paper
                Co. Project, Series A,
                5.75%, 06/01/2016                                     4,854,019
    3,500,000   South Carolina Jobs Economic
                Development Authority Revenue,
                Waste Management Inc. Project,
                4.10%, 11/01/2016(b)                                  3,551,030
    3,760,000   New Hampshire State, Business
                Finance Authority Pollution
                Control Revenue, Public
                Service Co., Series D,
                6.00%, 05/01/2021(b)                                  3,944,127
      955,000   Louisiana Local Government
                Environmental Facilities &
                Community Development
                Authority Revenue, Air Cargo,
                6.65%, 01/01/2025                                     1,011,269
    9,100,000   Pope County, Arkansas,
                Revenue, Refunding Entergy
                Arkansas, Inc. Project,
                5.05%, 09/01/2028(b)                                  9,289,098
    6,190,000   Maricopa County, Arizona,
                Pollution Control Revenue,
                Arizona Public Service
                Company, Series E,
                1.875%, 05/01/2029(b)                                 6,190,000
    2,745,000   Maricopa County, Arizona,
                Pollution Control Revenue,
                Arizona Public Service
                Company, Series F,
                1.875%, 05/01/2029(b)                                 2,745,000
    5,055,000   Matagorda County, Texas,
                Navigation District No. 1,
                Pollution Control Revenue,
                Refunding, Central Power, Series A,
                2.15%, 05/01/2030(b)                                  5,059,246


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  12,795,000   Beaver County Industrial
                Development
                Authority, Pennsylvania,
                Pollution Control Revenue,
                Refunding Cleveland Electric Project,
                3.75%, 10/01/2030(b)                              $  13,002,023
    4,960,000   Brazos River Authority, Texas
                Pollution Control Revenue, TXU
                Electric Co. Project, Series A,
                4.95%, 10/01/2030(b)                                  4,960,000
    1,060,000   Clark County, Nevada,
                Pollution Control Revenue,
                Southern California, Series C,
                3.25%, 06/01/2031(b)                                  1,056,640
    2,250,000   California Pollution Control
                Financing Authority, Solid
                Waste Disposal Revenue,
                Republic Services Inc. Project,
                2.00%, 12/01/2033(b)                                  2,252,317
                                                                  -------------
                Total Industrial Development/Pollution
                Control Revenue
                  (Cost $89,337,149)                                 92,257,853
                                                                  -------------
                Total Revenue
                  (Cost $548,220,265)                               564,404,516
                                                                  -------------
                Asset-Backed Securities-1.09%
                Higher Education Revenue-0.06%
    1,550,000   New Mexico Educational
                Assistance Foundation, Student
                Loan, Education Loan Senior,
                Series A3,
                4.95%, 03/01/2009                                     1,665,646
                                                                  -------------
                Total Higher Education Revenue
                  (Cost $1,634,081)                                   1,665,646
                                                                  -------------
                Housing-1.03%
    5,900,000   Rhode Island Housing &
                Mortgage Finance Corp.,
                Homeownership Opportunity
                Note, Series 39C,
                4.00%, 03/24/2005                                     6,052,397
    1,385,000   Rhode Island Housing &
                Mortgage Finance Corp.,
                Homeownership Opportunity
                Note, Series 41C,
                3.375%, 11/01/2005                                    1,419,306


_______________________________________________________________________________

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


                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,200,000   Minneapolis, Minnesota,
                Multifamily Revenue, Sumner
                Field Phase II LP Project,
                AIG, AMT,
                2.60%, 08/20/2008                                 $   2,198,482
      810,000   West Virginia State, Housing
                Development Fund, Series D, AMT,
                3.25%, 11/01/2015                                       810,381
    2,150,000   Maricopa County Industrial
                Development Authority,
                Arizona, Multifamily Housing
                Revenue, Steeplechase
                Apartments Project, Series B, AMT,
                6.25%, 12/01/2020                                     2,213,081
    1,635,000   Sedgwick & Shawnee Counties,
                Kansas, Single-Family Revenue,
                GNMA Mortgage-Backed
                Securities Program, Series A-1, AMT,
                6.50%, 12/01/2022(b)                                  1,734,408
    1,065,000   Jefferson Parish, Louisiana,
                Home Mortgage Revenue, FNMA &
                GNMA Mortgage-Backed
                Securities, Series C-1, AMT,
                5.40%, 12/01/2024                                     1,066,225
    2,275,000   Muni Mae Trust, Certificate
                Class A-5, FHLMC,
                4.80%, 07/14/2026                                     2,363,543
    1,150,000   District of Columbia Housing
                Finance Agency, Single-Family
                FNMA & GNMA Mortgage Revenue,
                Series A, AMT,
                6.25%, 12/01/2028                                     1,163,697
      470,000   Oklahoma Housing Finance
                Agency, Single-Family
                Redevelopment, Mortgage
                Homeownership Loan, Series
                B-2, AMT,
                6.55%, 03/01/2029                                       479,104
    1,035,000   Missouri State Housing
                Development Commission, FNMA &
                GNMA Mortgage Revenue,
                Single-Family, Series B-2, AMT,
                6.40%, 09/01/2029                                     1,074,309
      310,000   Chicago, Illinois, Single
                Family Mortgage Revenue Series
                A, FNMA, GNMA,
                6.35%, 10/01/2030                                       324,269


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-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,925,000   Multifamily Housing Revenue
                Bond, Passthrough
                Certificates, Kansas,
                Beneficial Ownership, Series 2000-6,
                5.95%, 11/01/2033(b)                              $   2,888,789
    3,465,000   Multifamily Housing Revenue
                Bond, Passthrough
                Certificates, Washington,
                Beneficial Ownership, Series 2000-7,
                6.00%, 11/01/2033(b)                                  3,418,326
                                                                 --------------
                Total Housing
                  (Cost $27,066,098)                                 27,206,317
                                                                 --------------
                Total Asset-Backed Securities
                  (Cost $28,700,179)                                 28,871,963
                                                                 --------------
                Investment Summary
                Total Investments-99.70%
                  (Cost $2,530,390,196)(e)                        2,634,631,956
                Cash and Other Assets,
                  Less Liabilities-0.30%                              7,796,525
                                                                 --------------
                Net Assets-100.00%                               $2,642,428,481
                                                                 ==============


INTEREST RATE SWAPS



  Notional                             Rate            Rate        Termination      Unrealized
   Amount          Description       Received          Paid            Date         Gain/(Loss)
-----------------------------------------------------------------------------------------------
$129,000,000      Interest           85.10% of       Variable*       02/03/2006      $(79,264)
                  Rate Swap       1 Month LIBOR+

  21,000,000      BMA Interest         2.75          Variable*       10/01/2008       275,372
                  Rate Swap

  21,000,000      BMA Interest       Variable*         3.43%         08/01/2012      (375,209)
                  Rate Swap
                                                                                    ---------
Total Interest Rate Swaps                                                           $(179,101)
                                                                                    =========


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85

                      Diversified Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


+  Interest based on LIBOR (London Interbank Offered Rate)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b)  Variable rate coupon, rate shown as of March 31, 2004.

(c)  When-issued security.

(d) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(e) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $106,792,725 and gross unrealized depreciation of investments was $2,550,965, resulting in net unrealized appreciation of $104,241,760.

Explanation of abbreviations:

ACA - American Capital Access
AIG - American International Group
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
ARCS - Auction Rate Certificate
CPI - Consumer Price Index
CSOB - Cowlitz Sewer Operation Board
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corporation
MTA - Metropolitan Transportation Authority
PSF Guaranteed - (Texas) Permanent Schools Funds
Q-SBLF - Qualified School Bond Loan Fund
RADIAN - Radian Group Inc.
SCSDE - South Carolina State Department of Education


See notes to financial statements.


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-------------------------------------------------------------------------------


Allocation of Portfolio net assets at March 31, 2004:


Alabama                                     2.28%
Alaska                                      0.55
Arizona                                     2.07
Arkansas                                    0.47
California                                  6.36
Colorado                                     2.1
Connecticut                                 0.97
Delaware                                     0.6
Florida                                     8.13
Georgia                                     1.14
Hawaii                                       1.2
Illinois                                    4.98
Indiana                                     0.83
Kansas                                      0.26
Kentucky                                    1.17
Louisiana                                   0.42
Maryland                                    1.16
Massachusetts                               6.13
Michigan                                    3.33
Minnesota                                   0.34
Missouri                                    0.26
Nebraska                                    0.08
Nevada                                      1.61
New Hampshire                               0.71
New Jersey                                  2.79
New Mexico                                  0.24
New York                                   13.49
North Carolina                              3.07
Ohio                                        2.27
Oklahoma                                    0.86
Oregon                                       0.1
Pennsylvania                                3.39
Rhode Island                                1.41
South Carolina                              1.88
Tennessee                                   0.52
Texas                                      11.27
Utah                                        0.39
Vermont                                     0.05
Virginia                                    1.88
Washington                                  4.88
West Virginia                               0.03
Wisconsin                                   1.18
District of Columbia                        2.11
Puerto Rico                                 0.61
Tax-Exempt Private Municipal Trust          0.13
Cash and Other Assets, Less Liabilities      0.3
                                          ------
  Total                                   100.00%
                                          ======


See notes to financial statements.


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                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tax-Exempt Variable-Rate Demand Notes-0.83%
$   2,000,000   New York State Job Development
                Authority, Special Purpose,
                Series A-1 thru A-25
                1.14%, 03/01/2007                                $    2,000,000
    1,300,000   New York City, New York,
                Series 1993, Subseries E4,
                1.09%, 08/01/2022                                     1,300,000
    2,700,000   New York City Housing
                Development Corp., Mortgage
                Revenue Residential East 17th
                St., Series 1993 A,
                1.09%, 01/01/2023                                     2,700,000
    1,300,000   New York City, New York
                Subseries A4,
                1.10%, 08/01/2023                                     1,300,000
    3,200,000   New York City Municipal Water
                Finance Authority, New York
                Water & Sewer Systems Revenue,
                Series 1995A, FGIC,
                1.10%, 06/15/2025                                     3,200,000
                                                                 --------------
                Total Tax-Exempt Variable-Rate
                  Demand Notes
                  (Cost $10,500,000)                                 10,500,000
                                                                 --------------
                Prerefunded/Escrowed-12.37%
    1,740,000   New York State Local
                Government Assistance Corp.,
                Series D,
                5.375%, 04/01/2014,
                Prerefunded 04/01/2004 @ 101.50(a)                    1,766,100
      885,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, State
                Revolving Fund, New York City
                Municipal Water Finance
                Authority, Series 94-A,
                5.75%, 06/15/2007,
                Prerefunded 6/15/2004 @ 102                             910,975
      100,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, State Water
                Revolving Fund,
                5.75%, 06/15/2007,
                Prerefunded 06/15/2004 @ 102                            102,935


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,630,000   Islip Resource Recovery
                Agency, New York Revenue,
                Series B, AMBAC, AMT,
                6.125%, 07/01/2012,
                Prerefunded 07/01/2004 @ 102                     $    1,682,160
    1,050,000   New York State Medical Care
                Facilities Finance Authority,
                Mental Health Services, MBIA,
                6.15%, 02/15/2015,
                Prerefunded 08/15/2004 @ 102                          1,090,740
    1,200,000   Niagara Falls, New York, Water
                Treatment Plant, MBIA,
                7.00%, 11/01/2012,
                Economically Defeased to Maturity,
                Prerefunded 11/01/2004 @ 102(b)                       1,264,476
    2,000,000   New York State Urban
                Development Corp.,
                Correctional Facilities, Series 5,
                6.00%, 01/01/2005,
                Escrowed to Maturity                                  2,073,860
    1,050,000   New York State Medical Care
                Facilities Finance Authority,
                Hospital & Nursing Home
                Insured Mortgage, FHA,
                5.875%, 02/15/2005,
                Escrowed to Maturity                                  1,094,048
    1,000,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series A, MBIA,
                5.25%, 04/01/2009,
                Prerefunded 4/01/2005 @ 102                           1,061,830
    1,175,000   New York City Municipal Water
                Finance Authority, New York,
                Series A, MBIA,
                5.75%, 06/15/2009,
                Prerefunded 6/15/2005 @ 101                           1,253,138
    1,560,000   MTA, New York, Transit
                Facilities Revenue, Series M, AMBAC,
                5.20%, 07/01/2005,
                Escrowed to Maturity                                  1,641,042
    1,165,000   MTA, New York, Transit
                Facilities Service Contract,
                5.30%, 07/01/2005,
                Escrowed to Maturity                                  1,226,955
    1,025,000   New York City Transitional
                Finance Authority, Unrefunded
                Future Tax Secured Revenue,
                Series A,
                4.50%, 08/15/2005,
                Escrowed to Maturity                                  1,073,800


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 89

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,025,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Revenue, Series A,
                4.50%, 08/15/2005,
                Economically Defeased to Maturity                $    1,073,800
    1,480,000   New York City, New York,
                Series B,
                6.30%, 08/15/2008,
                Prerefunded 08/15/2005 @ 101(c)                       1,600,990
    3,875,000   New York City, New York,
                Series B,
                6.30%, 08/15/2008,
                Prerefunded 08/15/2005 @ 101                          4,189,030
    2,815,000   New York State Urban
                Development Corp., Revenue
                Correctional Facilities,
                Series 6, AMBAC,
                5.375%, 01/01/2025,
                Prerefunded 01/01/2006 @ 102                          3,064,015
      725,000   Triborough Bridge & Tunnel
                Authority, New York, Toll
                Revenue, Series Y,
                5.80%, 01/01/2006,
                Escrowed to Maturity                                    780,245
    2,135,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, Prerefunded
                State Water Revolving Fund, Series A,
                4.95%, 06/15/2010,
                Prerefunded 06/15/2006 @ 102                          2,342,052
      790,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, Prerefunded
                State Water Revolving Fund, Series A,
                5.20%, 12/15/2015,
                Prerefunded 06/15/2006 @ 102                            870,872
    1,645,000   MTA, New York, Transit
                Facilities Service Contract,
                5.40%, 07/01/2006,
                Escrowed to Maturity                                  1,791,405
    2,495,000   New York State Dormitory
                Authority, Revenue,
                Prerefunded City University,
                5.75%, 07/01/2007,
                Prerefunded 07/01/2006 @ 102                          2,784,670
    1,640,000   MTA, New York, Transportation
                Facilities Revenue,
                Series K, MBIA-IBC,
                6.30%, 07/01/2006,
                Escrowed to Maturity                                  1,818,399


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   MTA, New York, Commuter
                Facilities, Series A, MBIA,
                6.00%, 07/01/2007,
                Escrowed to Maturity                             $    1,136,270
        5,000   New York State Dormitory
                Authority, Mental Health Series A,
                5.70%, 02/15/2009,
                Prerefunded 2/15/2007 @ 102                               5,657
    1,885,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, State
                Revolving Fund, New York City
                Municipal Water Finance
                Authority, Series 97-D,
                6.00%, 06/15/2007,
                Escrowed to Maturity                                  2,138,438
    1,250,000   MTA, New York, Transit
                Facilities Service Contract,
                5.45%, 07/01/2007,
                Escrowed to Maturity                                  1,398,750
    1,100,000   New York State Dormitory
                Authority, City University
                System Consolidated,
                Series 1, MBIA,
                5.125%, 07/01/2027,
                Prerefunded 01/01/2008 @ 102                          1,243,209
    2,220,000   New York State Power
                Authority, Revenue, Series W,
                6.50%, 01/01/2008,
                Escrowed to Maturity                                  2,467,441
    1,535,000   New York State Thruway
                Authority, Highway & Bridge,
                Service Contract Revenue,
                Series A2, MBIA,
                5.25%, 04/01/2008,
                Escrowed to Maturity                                  1,724,726
      315,000   New York City Transitional
                Finance Authority, Prerefunded
                Future Tax Secured Series C,
                5.00%, 05/01/2026,
                Prerefunded 05/01/2008 @ 101                            353,232
    4,185,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C,
                5.25%, 05/01/2012,
                Prerefunded 05/01/2008 @ 101                          4,751,147
    4,000,000   MTA, New York, Commuter
                Facilities, Series E, AMBAC,
                5.625%, 07/01/2008,
                Escrowed to Maturity                                  4,518,280


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 91

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,910,000   MTA, New York Transit
                Facilities Service Contract,
                Series O, AMBAC,
                5.75%, 07/01/2008,
                Escrowed to Maturity                             $    2,198,811
        5,000   New York State Dormitory
                Authority, Mental Health
                Revenue, Series D,
                5.00%, 08/15/2017,
                Prerefunded 8/15/2008 @ 101                               5,667
      185,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Prerefunded
                Revolving Funds, Series D,
                5.15%, 10/15/2019,
                Prerefunded 10/15/2008 @ 102                            212,963
    2,330,000   New York State Urban
                Development Corp.,
                Correctional Facilities,
                Series B, AMBAC,
                5.25%, 01/01/2016,
                Prerefunded 01/01/2009 @ 101                          2,657,761
    1,800,000   Onondaga County, New York,
                Economically Defeased to Maturity,
                5.70%, 04/01/2009,
                Escrowed to Maturity                                  2,086,902
    1,865,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C,
                5.25%, 05/01/2014,
                Prerefunded 05/01/2009 @ 101                          2,143,556
    1,485,000   New York City Municipal Water
                Finance Authority, New York,
                Series A,
                6.00%, 06/15/2009,
                Escrowed to Maturity                                  1,748,528
    1,495,000   MTA, New York, Commuter
                Facilities, Series A, MBIA,
                6.10%, 07/01/2009,
                Escrowed to Maturity                                  1,769,766
    2,400,000   MTA, New York, Transit
                Facilities, Series K, MBIA,
                6.30%, 07/01/2007,
                Escrowed to Maturity                                  2,749,680
      440,000   New York State Environmental
                Facilities Corp., State
                Prerefunded Revolving Funds,
                Series B,
                5.875%, 07/15/2020,
                Prerefunded 07/15/2009 @ 101                            520,436


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,720,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series A,
                5.375%, 02/15/2023,
                Prerefunded 2/15/2010 @ 101                      $    3,147,965
    1,000,000   New York City Transitional
                Finance Authority, New York
                Future Tax, Series B,
                6.25%, 11/15/2017,
                Prerefunded 5/15/2010 @ 101                           1,212,250
    2,740,000   New York City, New York
                Series A, XLCA,
                6.50%, 05/15/2017,
                Prerefunded 5/15/2010 @ 101                           3,360,007
    1,830,000   Onondaga County, New York,
                5.70%, 04/01/2011,
                Escrowed to Maturity                                  2,155,850
    1,490,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, State
                Revolving Fund, New York City
                Municipal Water Finance Authority,
                5.75%, 06/15/2011,
                Escrowed to Maturity                                  1,761,776
    4,770,000   New York State Environmental
                Facilities Corp., State Water
                Revolving Fund, New York City
                Municipal Water Refunding, Series A,
                5.75%, 06/15/2011,
                Escrowed to Maturity                                  5,640,048
    1,530,000   New York State Dormitory
                Authority, Lease Revenue,
                State University, FGIC,
                5.50%, 07/01/2017,
                Prerefunded 07/01/2011 @ 100                          1,785,816
    1,000,000   New York State Dormitory
                Authority, Lease Revenue,
                State University, FGIC,
                5.50%, 07/01/2020,
                Prerefunded 07/01/2011 @ 100                          1,167,200
    1,000,000   MTA, New York Transit
                Facilities Revenue,
                Series B-1, AMBAC,
                5.00%, 07/01/2018,
                Prerefunded 01/01/2012 @ 100                          1,129,790
   14,235,000   Triborough Bridge & Tunnel
                Authority, New York, Toll
                Revenue, General Purpose,
                Senior Series,
                5.50%, 01/01/2012,
                Escrowed to Maturity                                 16,214,946


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 93

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,160,000   MTA, New York, Dedicated Tax
                Fund, Series A, MBIA,
                6.25%, 04/01/2012,
                Escrowed to Maturity                             $    2,638,224
    1,400,000   New York State Dormitory
                Authority, State University
                Dormitory Facilities, Lease Revenue,
                5.375%, 07/01/2019,
                Prerefunded 07/01/2012 @ 100                          1,623,328
    4,670,000   Niagara Falls Bridge
                Commission, New York,
                6.30%, 10/01/2012,
                Escrowed to Maturity                                  5,754,327
    7,860,000   MTA, New York, Dedicated Tax
                Fund, Series A, FSA,
                5.25%, 04/01/2015,
                Prerefunded 10/01/2014 @ 100                          9,096,299
    1,000,000   New York State Dormitory
                Authority, North General
                Hospital, Secured Hospital
                Program, Series G, MBIA,
                5.20%, 02/15/2016,
                Escrowed to Maturity                                  1,106,130
    9,370,000   Triborough Bridge & Tunnel
                Authority, New York, Toll
                Revenue, Series Y,
                5.50%, 01/01/2017,
                Escrowed to Maturity                                 11,001,317
    2,545,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Series B,
                5.50%, 02/01/2017,
                Escrowed to Maturity                                  2,969,277
    1,600,000   New York City, New York,
                Series B, AMBAC,
                8.25%, 06/01/2017,
                Escrowed to Maturity                                  1,616,272
    1,060,000   MTA, New York, Transit
                Facilities, Series C-1,
                5.25%, 07/01/2017,
                Escrowed to Maturity                                  1,203,715
    8,165,000   Triborough Bridge & Tunnel
                Authority, New York, Special
                Obligation Series A, MBIA,
                5.125%, 01/01/2018,
                Escrowed to Maturity                                  8,842,124
    1,260,000   MTA, New York Commuter
                Facilities, Series B, AMBAC,
                5.00%, 07/01/2020,
                Escrowed to Maturity                                  1,380,494
                                                                 --------------


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Total Prerefunded/Escrowed
                  (Cost $144,368,347)                            $  157,195,912
                                                                 --------------
                Insured-39.06%
$   1,000,000   Port Authority of New York &
                New Jersey, Consolidated 122nd
                Series, FSA,
                5.25%, 07/15/2004                                     1,011,710
    3,140,000   New York City, New York,
                Series E, FGIC,
                6.00%, 08/01/2004                                     3,190,742
    3,000,000   New York State Urban
                Development Corp.,
                Correctional Facilities,
                Series A, AMBAC,
                5.30%, 01/01/2005                                     3,095,580
    1,000,000   Nassau County, New York,
                Series A, FGIC,
                6.50%, 05/01/2005                                     1,055,730
    1,890,000   Elmira City School District,
                New York, FGIC,
                3.25%, 06/15/2005                                     1,937,609
    1,000,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, Refunding
                State Water Revolving Fund,
                Series E, MBIA,
                5.50%, 06/15/2005                                     1,051,560
    7,445,000   New York State Dormitory
                Authority, New York University
                Revenue, Series A, AMBAC,
                5.25%, 07/01/2005                                     7,813,602
    8,955,000   Port Authority of New York &
                New Jersey, Consolidated 122nd
                Series, FSA,
                5.25%, 07/15/2005                                     9,400,422
    2,760,000   Port Authority of New York &
                New Jersey, Special Obligation
                Revenue, MBIA,
                6.00%, 12/01/2005                                     2,960,845
    4,970,000   New York State Dormitory
                Authority, Brookdale Hospital
                Revenue, Refunding, Series J, FSA,
                5.125%, 02/15/2006                                    5,293,646
    1,200,000   Suffolk County, New York,
                Public Improvement,
                Series A, MBIA,
                4.00%, 04/01/2006                                     1,260,744
   15,795,000   New York State Thruway
                Authority, Highway & Bridge
                Trust, Fund Series B, AMBAC,
                5.00%, 04/01/2006                                    16,861,320


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 95

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,710,000   Suffolk County, New York,
                Public Improvement,
                Series A, MBIA,
                4.00%, 05/01/2006                                $    1,799,040
    1,000,000   Attica Central School
                District, New York Refunding,
                FGIC,
                3.125%, 06/15/2006                                    1,036,260
    1,350,000   Suffolk County, New York,
                Public Improvement, Series C, MBIA,
                4.50%, 07/15/2006                                     1,439,073
    3,570,000   New York State Project Finance
                Agency, HUD Section 236-
                Series A, FSA,
                4.95%, 11/01/2006                                     3,634,724
    3,550,000   Port Authority of New York &
                New Jersey, Special Obligation
                Revenue, MBIA,
                6.00%, 12/01/2006                                     3,895,025
    2,025,000   New York State Urban
                Development Corp.,
                Correctional Facilities,
                Series A, AMBAC,
                5.00%, 01/01/2007                                     2,197,935
    2,000,000   Suffolk County, New York,
                Southwest Sewer District, MBIA,
                6.00%, 02/01/2007                                     2,231,240
    1,965,000   Longwood Central School
                District, New York, FGIC,
                4.50%, 03/15/2007                                     2,120,589
   13,420,000   Long Island Power Authority,
                New York, Electric System
                Revenue, MBIA,
                5.00%, 04/01/2007                                    14,627,263
    3,500,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series B, AMBAC,
                5.00%, 04/01/2007                                     3,820,215
   10,000,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series C, FGIC,
                5.50%, 04/01/2007                                    11,059,600
    4,160,000   New York State Local
                Government Assistance Corp.,
                Refunding, Series A, AMBAC,
                6.00%, 04/01/2007                                     4,668,768
    2,090,000   Central Square Central School
                District, New York, Refunding, FGIC,
                3.75%, 05/15/2007                                     2,214,042


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,000,000   New York State Dormitory
                Authority, State University,
                Series B, FGIC,
                5.375%, 05/15/2007                               $    2,212,780
    5,000,000   New York City, New York,
                Series M, AMBAC,
                7.50%, 06/01/2007                                     5,848,450
    1,350,000   Jordan-Elbridge Central School
                District, New York, Refunding, FGIC,
                4.00%, 06/15/2007                                     1,442,637
    4,000,000   Westchester County Industrial
                Development Agency, New York,
                Resource Recovery Revenue,
                Series A, AMBAC,
                5.60%, 07/01/2007                                     4,082,440
    2,305,000   Suffolk County, New York,
                Public Improvement,
                Series C, MBIA,
                5.00%, 07/15/2007                                     2,536,376
    3,765,000   MTA, New York, Transportation
                Revenue, Refunding,
                Series E, MBIA,
                5.50%, 11/15/2007                                     4,230,203
    1,560,000   New York City Transportation
                Authority, Certificates of
                Participation, Series A, AMBAC,
                5.50%, 01/01/2008                                     1,745,531
    1,265,000   New York State Urban
                Development Corp.,
                Correctional Facilities,
                Series A, AMBAC,
                5.50%, 01/01/2008                                     1,415,446
    1,345,000   Babylon, New York,
                Series A, AMBAC,
                9.20%, 01/15/2008                                     1,685,541
    1,145,000   New York State Dormitory
                Authority, Sound Shore Medical
                Center, Insured Mortgage,
                FHA, MBIA,
                4.35%, 02/01/2008                                     1,162,312
    1,000,000   New York State Dormitory
                Authority, Brookdale Hospital
                Revenue, Refunding,
                Series J, AMBAC,
                5.125%, 02/15/2008                                    1,104,940
    2,060,000   Longwood Central School
                District, New York, FGIC,
                4.50%, 03/15/2008                                     2,247,831
    2,750,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series A, FSA,
                5.25%, 04/01/2008                                     3,066,387


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 97

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$     495,000   New York State Thruway
                Authority, Local Highway &
                Bridge Service Contract
                Revenue, Series A-2, MBIA,
                5.25%, 04/01/2008                                $      551,950
   10,100,000   New York State Local
                Government Assistance Corp.,
                Refunding, Series A, AMBAC,
                6.00%, 04/01/2008                                    11,587,124
    1,000,000   Suffolk County Waterworks
                Authority, New York, MBIA,
                5.10%, 06/01/2008                                     1,113,690
    4,575,000   New York State, Series B,
                AMBAC,
                5.625%, 08/15/2008                                    4,879,512
   11,570,000   Port Authority of New York &
                New Jersey, Consolidated 126th
                Series, FGIC,
                5.25%, 11/15/2008                                    12,915,244
    2,090,000   Port Authority of New York &
                New Jersey, Special Obligation
                Revenue, MBIA,
                6.25%, 12/01/2008                                     2,395,704
    7,940,000   MTA, New York, Service
                Contract, Series B, FGIC,
                5.00%, 01/01/2009                                     8,832,853
    1,900,000   New York State Dormitory
                Authority, Lease Revenue,
                Municipal Health Facilities
                Improvement Program,
                Series 1, FSA,
                5.00%, 01/15/2009                                     2,106,264
    2,690,000   New York State, Series A, FSA,
                4.00%, 03/15/2009                                     2,890,808
    1,250,000   New York State Dormitory
                Authority, State Personal
                Income Revenue, Tax Education,
                Series A, FGIC,
                5.00%, 03/15/2009                                     1,396,325
    2,510,000   New York State Thruway
                Authority, State Personal
                Income Tax Revenue, Series A, FSA,
                5.00%, 03/15/2009                                     2,803,821
    9,280,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series B, AMBAC,
                5.00%, 04/01/2009                                    10,375,690
    5,100,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series 8, Subseries
                8A-RMK, AMBAC,
                5.25%, 04/01/2009(d)                                  5,741,223


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   4,550,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series 8, Subseries
                8B-RMK, AMBAC,
                5.25%, 04/01/2009(d)                             $    5,122,071
    1,000,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series A, AMBAC,
                5.25%, 04/01/2009                                     1,129,730
    2,345,000   Erie County Industrial
                Development Agency, New York,
                School Facility Revenue,
                School District of the City of
                Buffalo, FSA,
                5.00%, 05/01/2009                                     2,620,233
    4,055,000   New York State Dormitory
                Authority, State University
                Revenue, Series A, FGIC,
                5.50%, 05/15/2009                                     4,641,434
    1,065,000   New York State Dormitory
                Authority, State University
                Revenue, Educational
                Facilities, Series A, MBIA,
                5.50%, 05/15/2009                                     1,219,020
    1,005,000   New York State Dormitory
                Authority, Jewish Board of
                Family & Children, AMBAC,
                5.00%, 07/01/2009                                     1,129,188
    8,035,000   New York State Dormitory
                Authority, City University
                System Revenue, Consolidated
                4th General Series A, MBIA,
                5.25%, 07/01/2009                                     9,126,072
    3,630,000   New York State Dormitory
                Authority, City University
                Revenue, Series A, AMBAC,
                5.75%, 07/01/2009                                     4,151,377
    2,000,000   New York State Dormitory
                Authority, City University
                Revenue, Series A, FSA,
                5.75%, 07/01/2009                                     2,287,260
    1,550,000   Babylon, New York, Waste
                Facilities, FGIC,
                9.00%, 08/01/2009                                     2,040,901
    2,000,000   MTA, New York, Dedicated Tax
                Fund, Series A, FSA,
                5.00%, 11/15/2009                                     2,252,380
    6,270,000   Port Authority of New York &
                New Jersey, Consolidated 126th
                Series, FGIC,
                5.50%, 11/15/2009                                     7,115,321


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 99

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,100,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series A, AMBAC,
                5.50%, 12/01/2009                                $    1,263,614
    1,090,000   Nassau County, New York,
                Series G, MBIA,
                5.40%, 01/15/2010                                     1,237,052
    1,125,000   Hempstead Town, New York,
                Series A, MBIA,
                4.50%, 02/01/2010                                     1,233,383
    1,285,000   New York City Transitional
                Finance Authority, New York,
                Future Tax Secured, Series E,
                MBIA-IBC,
                5.00%, 02/01/2010                                     1,438,056
    9,375,000   New York City Health &
                Hospital Corp., Health System
                Revenue Refunding,
                Series A, AMBAC,
                5.00%, 02/15/2010                                    10,444,875
    9,160,000   New York State, Series A, FSA,
                4.00%, 03/15/2010                                     9,757,965
    3,150,000   New York State Dormitory
                Authority, State Personal
                Income Tax Revenue, Education,
                Series A, FGIC,
                5.25%, 03/15/2010                                     3,575,407
    3,190,000   Long Island Power Authority,
                New York, Electric System
                Revenue, AMBAC,
                5.00%, 04/01/2010                                     3,570,727
    1,000,000   New York State Thruway
                Authority, Local Highway &
                Bridge Service Contract, MBIA,
                5.10%, 04/01/2010                                     1,127,770
    2,220,000   Erie County Industrial
                Development Agency, New York,
                School Facility Revenue,
                School District of the City of
                Buffalo, FSA,
                5.00%, 05/01/2010                                     2,488,309
    1,000,000   New York State Dormitory
                Authority, New York University
                Revenue, Series A, MBIA,
                5.00%, 07/01/2010                                     1,128,140
    6,680,000   MTA, New York, Service
                Contract, Series B, FGIC,
                5.50%, 07/01/2010                                     7,718,005
    1,120,000   Nassau County, New York,
                Combined Sewer Districts,
                Series A, AMBAC,
                5.50%, 07/01/2010                                     1,285,043


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  10,000,000   MTA, New York, Transportation
                Revenue, Refunding
                Series E, MBIA,
                5.00%, 11/15/2010                                $   11,274,000
   12,530,000   Port Authority of New York &
                New Jersey, Consolidated 126th
                Series, FGIC,
                5.50%, 11/15/2010                                    14,266,533
    5,000,000   MTA, New York, Service
                Contract, Series B, FGIC,
                5.25%, 01/01/2011                                     5,671,750
    2,310,000   New York State Urban
                Development Corp.,
                Correctional Refunding,
                Series A, XLCA,
                5.25%, 01/01/2011                                     2,612,841
    3,870,000   New York State Thruway
                Authority, State Personal
                Income Tax Revenue,
                Series A, FSA,
                5.00%, 03/15/2011                                     4,344,152
    9,130,000   New York State Local
                Government Assistance Corp.,
                Refunding, Subordinated Lien
                Series A-1, FSA,
                5.00%, 04/01/2011                                    10,261,298
    3,000,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series B, FSA,
                5.00%, 04/01/2011                                     3,369,720
    4,085,000   Long Island Power Authority,
                New York, Electric System
                Revenue, MBIA,
                5.125%, 04/01/2011                                    4,489,048
    6,025,000   New York City Municipal Water
                Finance Authority, New York
                Water & Sewer System Revenue,
                Series D, FSA,
                5.00%, 06/15/2011                                     6,786,861
    1,500,000   New York State Dormitory
                Authority, New York University
                Revenue, Series B, MBIA,
                5.00%, 07/01/2011                                     1,690,710
    1,085,000   New York State Dormitory
                Authority, New York Medical
                College, MBIA,
                5.25%, 07/01/2011                                     1,213,095
    1,000,000   Nassau County, New York,
                Series A, AMBAC,
                6.00%, 07/01/2011                                     1,181,720


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,030,000   New York City, New York,
                Series F, MBIA-IBC,
                5.75%, 08/01/2011                                $    1,206,058
    1,000,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series D, FSA,
                5.75%, 08/15/2011                                     1,150,010
    2,725,000   New York City, New York,
                Educational Construction Fund, MBIA,
                5.50%, 10/01/2011                                     2,776,693
    1,865,000   MTA, New York Dedicated Tax
                Fund, Series A, MBIA,
                5.00%, 11/15/2011                                     2,099,505
    1,000,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series D, FSA,
                5.75%, 02/15/2012                                     1,143,200
    1,540,000   New York State Dormitory
                Authority, New York
                University, Series A, MBIA,
                5.75%, 07/01/2012                                     1,819,895
    1,000,000   Nassau County, New York,
                Series A, FGIC,
                6.00%, 07/01/2012                                     1,189,360
    1,100,000   Albany County, New York, FGIC,
                5.00%, 10/01/2012                                     1,241,801
    1,850,000   New York State Dormitory
                Authority, Municipal Health
                Facilities, Series 1, FSA,
                5.125%, 01/15/2013                                    2,032,799
    1,110,000   New York State Dormitory
                Authority, Mental Health,
                Series D, MBIA,
                5.25%, 02/15/2013                                     1,236,518
    2,305,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series D, FSA,
                5.875%, 02/15/2013                                    2,684,610
    9,000,000   New York City Industrial
                Development Agency, New York
                Civic Facility Revenue, Magen
                David Yeshivah Project, ACA,
                4.99%, 06/15/2013                                     9,586,620
    1,000,000   New York City Municipal Water
                Finance Authority, New York,
                Series A, AMBAC,
                5.875%, 06/15/2013                                    1,195,710
    1,135,000   New York State Dormitory
                Authority, City University
                System, Series 1, FSA,
                5.75%, 07/01/2013                                     1,314,682


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Nassau County, New York,
                Series A, FGIC,
                6.00%, 07/01/2013                                $    1,195,840
    1,140,000   New York State Dormitory
                Authority, Brookdale Hospital,
                Secured Hospital Program, MBIA,
                5.20%, 02/15/2014                                     1,258,332
    1,000,000   New York State Urban
                Development Corp., Community
                Enhancement Facilities, AMBAC,
                5.125%, 04/01/2014                                    1,093,250
    3,930,000   New York State Dormitory
                Authority, Secured Hospital
                Program, Series E, MBIA,
                5.20%, 02/15/2015                                     4,262,360
    1,355,000   New York State Local
                Government Assistance Corp.,
                Series A, FGIC,
                5.00%, 04/01/2015                                     1,465,609
    1,355,000   Port Authority of New York &
                New Jersey, Consolidated 117th
                Series, FGIC, AMT,
                5.125%, 11/15/2015                                    1,455,310
    2,610,000   Nassau County Interim Finance
                Authority, New York, Sales Tax
                Secured, Series A-1, AMBAC,
                5.375%, 11/15/2015                                    2,930,691
    2,220,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series A, FSA,
                5.00%, 12/01/2015                                     2,391,895
    5,820,000   New York State Dormitory
                Authority, Revenue, Wyckoff
                Heights, Series H, MBIA,
                5.20%, 02/15/2016                                     6,263,659
    5,905,000   New York State Dormitory
                Authority, State University
                Educational Facilities,
                Series 1989, MBIA,
                6.00%, 05/15/2016                                     6,972,742
    2,240,000   New York City, New York,
                Series B, FSA,
                5.25%, 08/01/2016                                     2,473,923
    1,000,000   Nassau County Interim Finance
                Authority, New York, Sales Tax
                Secured, Series A-1, AMBAC,
                5.375%, 11/15/2016                                    1,114,400
    1,310,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series B, FSA,
                5.00%, 04/01/2017                                     1,376,731


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,045,000   New York State, Series D,
                AMBAC,
                5.00%, 07/15/2017                                $    2,197,782
    4,855,000   New York State Dormitory
                Authority, Mental Health,
                Series D, MBIA,
                5.00%, 08/15/2017                                     5,136,104
    1,120,000   New York State Thruway
                Authority, Highway & Bridge
                Trust Fund, Series A, FGIC,
                5.00%, 04/01/2018                                     1,197,515
    1,000,000   New York State Dormitory
                Authority, Winthrop University
                Hospital Associates, Series A,
                AMBAC,
                5.25%, 07/01/2018                                     1,093,250
    1,000,000   New York State Dormitory
                Authority, New York
                University, Series A, MBIA,
                6.00%, 07/01/2018                                     1,217,880
    2,720,000   New York State Housing Finance
                Agency, Service Contract
                Obligation Revenue, Series C,
                MBIA-IBC,
                5.50%, 09/15/2018                                     2,981,474
    5,325,000   MTA, New York Revenue,
                Refunding, Series A, AMBAC,
                5.50%, 11/15/2018                                     6,034,503
    2,310,000   New York State Environmental
                Facilities Corp., Personal
                Income Tax  Revenue,
                Series A, FGIC,
                5.25%, 01/01/2019                                     2,531,760
    1,780,000   New York State Dormitory
                Authority, Mental Health
                Services, Series C, MBIA,
                5.25%, 02/15/2019                                     1,890,004
    2,500,000   New York State Thruway
                Authority, State Personal
                Income Tax Revenue,
                Series A, MBIA,
                5.00%, 03/15/2019                                     2,688,325
    1,325,000   New York State Dormitory
                Authority, South Nassau
                Community Hospital, Series B,
                AMBAC,
                5.25%, 07/01/2019                                     1,447,682
    1,415,000   MTA, New York, Dedicated Tax
                Fund, Series A, FSA,
                5.125%, 11/15/2019                                    1,531,016


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,030,000   New York State Environmental
                Facilities Corp., Personal
                Income Tax Revenue,
                Series A, FGIC,
                5.25%, 01/01/2020                                $    1,121,722
    4,175,000   New York State Thruway
                Authority, State Personal
                Income Tax Revenue,
                Series A, MBIA,
                5.00%, 03/15/2020                                     4,460,320
    3,000,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C, AMBAC,
                5.25%, 08/01/2020                                     3,267,510
    2,000,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series E, MBIA,
                5.25%, 02/01/2021                                     2,170,260
    1,020,000   New York State Thruway
                Authority, General Highway &
                Bridge Trust Fund, Series A, MBIA,
                5.00%, 04/01/2021                                     1,091,165
   10,000,000   Puerto Rico Commonwealth,
                Refunding Public Improvement,
                Series C, FSA,
                5.00%, 07/01/2021(d)                                 11,033,100
    1,220,000   New York City, New York,
                Series D, MBIA,
                5.25%, 08/01/2021                                     1,316,783
    1,000,000   New York City Municipal Water
                Finance Authority, New York,
                Series A, AMBAC,
                5.125%, 06/15/2022                                    1,047,700
    2,500,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series A, FSA,
                5.125%, 12/01/2022                                    2,635,625
    1,240,000   New York City, New York,
                Series J, MBIA,
                5.00%, 08/01/2023                                     1,282,656
    5,300,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series A, MBIA-IBC,
                5.50%, 12/01/2023                                     5,709,584
                                                                 --------------
                Total Insured
                  (Cost $471,826,656)                               496,329,350
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Tax Supported-28.64%
                Local General Obligations-7.52%
$   4,700,000   New York City, New York,
                Series G,
                5.00%, 08/01/2004                                $    4,759,784
    2,400,000   New York City, New York,
                Series E,
                6.60%, 08/01/2004                                     2,442,840
      455,000   New York City, New York,
                Series B,
                6.00%, 08/15/2004                                       463,122
    1,000,000   Westchester County, New York,
                7.10%, 12/01/2004                                     1,039,600
    1,000,000   New York City, New York,
                Series C,
                5.60%, 02/01/2005                                     1,037,300
    1,310,000   New York City, New York,
                Series G,
                5.75%, 02/01/2006                                     1,405,250
    1,000,000   New York City, New York,
                Series I,
                6.25%, 04/15/2006                                     1,089,260
    9,175,000   New York City, New York,
                Series G,
                5.00%, 08/01/2006                                     9,822,204
    1,300,000   Westchester County, New York,
                Series A,
                6.75%, 02/01/2007                                     1,478,958
    2,170,000   New York City, New York,
                Series A,
                5.00%, 08/01/2007                                     2,359,202
    4,270,000   New York City, New York,
                Refunding Series G,
                5.25%, 08/01/2007                                     4,676,291
      500,000   New York City, New York,
                Series F,
                5.50%, 08/01/2007                                       551,550
    1,750,000   New York City, New York,
                Series I,
                5.00%, 08/01/2008(b)                                  1,919,085
      800,000   Onondaga County, New York,
                Unrefunded Balance,
                5.70%, 04/01/2009                                       923,832
   15,000,000   New York City, New York,
                Series G,
                5.00%, 08/01/2009                                    16,519,200
    1,600,000   New York City, New York,
                Series A,
                5.25%, 08/01/2009                                     1,781,632
   17,985,000   New York City, New York,
                Series G,
                5.50%, 08/01/2009                                    20,246,614


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   4,025,000   New York City, New York,
                Series A,
                5.00%, 08/01/2010                                $    4,426,856
    2,615,000   New York City, New York,
                Series B,
                5.00%, 08/01/2010                                     2,876,082
      770,000   Onondaga County, New York,
                Unrefunded Balance,
                5.70%, 04/01/2011                                       896,503
    3,780,000   New York City, New York,
                Series G,
                5.00%, 08/01/2012                                     4,126,210
    3,250,000   New York City, New York,
                Series F,
                5.25%, 08/01/2016                                     3,482,895
    5,705,000   New York City, New York,
                Series A,
                5.25%, 08/01/2017                                     6,181,139
    1,000,000   New York City, New York,
                Series C,
                5.50%, 09/15/2019                                     1,095,570
                                                                 --------------
                Total Local General Obligations
                  (Cost $92,735,477)                                 95,600,979
                                                                 --------------
                Tax Lease-10.20%
      100,000   Puerto Rico Commonwealth,
                Urban Renewal & Housing Corp.,
                7.875%, 10/01/2004                                      100,326
    2,500,000   MTA, New York, Service
                Contract, Series B,
                5.00%, 07/01/2005                                     2,611,375
    1,020,000   New York State Dormitory
                Authority, City University,
                Series A,
                5.70%, 07/01/2005                                     1,074,172
    1,780,000   New York State Dormitory
                Authority, City University,
                Series D,
                5.70%, 07/01/2005                                     1,874,536
    4,085,000   MTA, New York, Service
                Contract, Series B,
                5.25%, 07/01/2006                                     4,403,998
    4,240,000   New York State Dormitory
                Authority, City University
                System Revenue, Consolidated
                5th General Series A,
                5.00%, 01/01/2007                                     4,574,875
    2,000,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series D-1,
                5.00%, 02/15/2007                                     2,159,040


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 107

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$  14,600,000   Tobacco Settlement Financing
                Corp., New York Tobacco
                Settlement Asset-Backed,
                Series A-1,
                5.00%, 06/01/2007                                $   15,806,690
    1,015,000   New York State Dormitory
                Authority, Revenue, Unrefunded
                Balance, City University,
                Series 2,
                5.75%, 07/01/2007                                     1,114,470
    5,440,000   New York State Dormitory
                Authority, City University
                System Revenue, Consolidated
                5th General Series A,
                5.25%, 01/01/2008                                     5,997,219
    3,770,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series C-1,
                5.00%, 02/15/2008                                     4,119,102
    3,775,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series C-1,
                5.00%, 02/15/2009                                     4,157,068
    2,000,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series D-1,
                5.00%, 02/15/2009                                     2,202,420
    1,500,000   New York State Dormitory
                Authority Revenue, Mental
                Health Services Facilities,
                Series A,
                5.70%, 02/15/2009                                     1,672,500
    1,505,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities
                Improvement, Series B,
                6.50%, 02/15/2009                                     1,766,840
    1,605,000   New York State Housing Finance
                Agency, Service Contract
                Revenue, Refunding, Series K,
                5.00%, 03/15/2009                                     1,781,839
    4,780,000   New York State Thruway
                Authority, Local Highway &
                Bridge Service Contract,
                Series A,
                5.00%, 03/15/2009                                     5,306,660
    3,485,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Settlement Asset Backed,
                Series A-1,
                5.00%, 06/01/2009                                     3,840,017


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,125,000   New York State Dormitory
                Authority, City University,
                Series A,
                5.75%, 07/01/2009                                $    1,283,906
    2,825,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities, Series C-1,
                5.00%, 02/15/2010                                     3,113,743
    1,490,000   Triborough Bridge & Tunnel
                Authority, New York,
                Convention Center, Series E,
                6.00%, 01/01/2011                                     1,743,970
    3,440,000   New York State Thruway
                Authority, Local Highway &
                Bridge Service Contract Revenue,
                5.50%, 04/01/2011                                     3,934,294
    9,700,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Settlement Asset-Backed,
                Series A-1,
                5.00%, 06/01/2011                                    10,186,746
    1,000,000   New York State Dormitory
                Authority, Westchester County
                Court Facilities, AMBAC Surety,
                5.125%, 08/01/2012                                    1,105,740
    1,115,000   New York State Dormitory
                Authority, Westchester County
                Court Facilities, AMBAC Surety,
                5.25%, 08/01/2013                                     1,236,468
   16,465,000   Tobacco Settlement Financing
                Corp., New York, Tobacco
                Settlement Asset-Backed Series C-1,
                5.50%, 06/01/2014                                    17,875,886
    5,715,000   Yonkers Industrial Development
                Agency, New York, Civic
                Facilities Revenue, Community
                Development Properties, Series A,
                6.25%, 02/01/2016                                     6,102,763
    2,090,000   New York State Dormitory
                Authority, Westchester County
                Court Facilities, AMBAC Surety,
                5.25%, 08/01/2017                                     2,294,945
    9,760,000   New York State Urban
                Development Corp.,
                Correctional & Youth
                Facilities Services, Series A,
                5.25%, 01/01/2021                                    10,878,106
    4,750,000   New York State Dormitory
                Authority, State University,
                5.25%, 11/15/2023(d)                                  5,311,070
                                                                 --------------


_______________________________________________________________________________

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


                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Total Tax Lease
                  (Cost $126,099,825)                            $  129,630,784
                                                                 --------------
                Special Tax-10.92%
$   2,530,000   Municipal Assistance Corp.,
                New York, Series J,
                6.00%, 07/01/2004                                     2,560,309
    7,355,000   Municipal Assistance Corp.,
                New York, Series E,
                6.00%, 07/01/2005                                     7,789,607
    2,645,000   South Tahoe, Joint Powers
                Financing Authority,
                California Bond Anticipation
                Notes, Redevelopment Project 1-B,
                3.50%, 10/01/2005                                     2,662,192
    1,050,000   Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Highway Revenue,
                Series AA,
                5.00%, 07/01/2006                                     1,123,616
    1,000,000   New York City Transitional
                Finance Authority, Refunding,
                Future Tax Secured, Series A,
                5.00%, 11/01/2006                                     1,084,280
    2,835,000   Fishhawk Community Development
                District No. 2, Florida,
                Special Assessment Revenue,
                Series B,
                5.00%, 11/01/2007                                     2,880,162
    1,800,000   Reunion East Community
                Development District, Florida,
                Special Assessment
                5.20%, 11/01/2007                                     1,817,424
    1,800,000   Meadow Pointe III Community
                Development District, Florida,
                Capital Improvement, Series B,
                5.25%, 11/01/2007                                     1,832,148
    1,500,000   Vizcaya Community Development
                District, Florida, Special
                Assessment, Series B,
                5.40%, 11/01/2007                                     1,517,400
    3,035,000   New York State Local
                Government Assistance Corp.,
                Series A,
                6.00%, 04/01/2008                                     3,397,167
    3,300,000   Village Community Development
                District No. 5, Florida,
                Special Assessment Revenue,
                Series B,
                5.00%, 05/01/2008                                     3,332,538


_______________________________________________________________________________

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                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,400,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Series C,
                5.00%, 02/01/2009                                $    1,558,704
    5,810,000   New York City Transitional
                Finance Authority, Series C,
                5.00%, 02/15/2009                                     6,473,618
    1,000,000   Middle Village Community
                Development District, Florida,
                Special Assessment, Series B,
                5.00%, 05/01/2009                                     1,004,670
    2,945,000   Clark County, Special
                Improvement District No. 142 Nevada
                4.75%, 08/01/2009                                     2,976,541
   10,000,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Subseries D-1,
                5.00%, 11/01/2009                                    11,242,800
    1,060,000   North Las Vegas, Nevada, Local
                Improvement District No.
                60-Aliante,
                5.00%, 12/01/2009                                     1,086,140
    2,060,000   Gateway Services Community
                Development District, Florida,
                Special Sun City Center Fort
                Meyers Project B,
                5.50%, 05/01/2010                                     2,096,462
    7,800,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Subseries D-1,
                5.00%, 11/01/2010                                     8,773,596
    1,000,000   Sterling Hill Community
                Development District, Florida,
                Capital Improvement Revenue
                Series B,
                5.50%, 11/01/2010                                     1,013,920
    1,000,000   North Las Vegas, Nevada, Local
                Improvement District No.
                60-Aliante,
                5.25%, 12/01/2010                                     1,028,180
    1,300,000   Concorde Estates Community
                Development District, Florida,
                Capital Improvement Revenue,
                Series B,
                5.00%, 05/01/2011                                     1,286,233
    2,435,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C,
                5.25%, 02/01/2012                                     2,759,878


_______________________________________________________________________________

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


                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,185,000   Venetian Community Development
                District, Florida, Capital
                Improvement Revenue, Series B,
                5.95%, 05/01/2012                                $    3,325,777
    4,940,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C,
                5.25%, 02/01/2013                                     5,611,148
    2,400,000   Fiddlers Creek Community
                Development District No. 2,
                Florida, Special Assessment
                Revenue, Series B,
                5.75%, 05/01/2013                                     2,437,152
    1,890,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series C,
                5.25%, 05/01/2015                                     2,073,084
    1,185,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series B,
                5.125%, 11/01/2015                                    1,292,930
    8,370,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series B,
                5.50%, 02/01/2017                                     9,449,144
    1,000,000   New York City Transitional
                Finance Authority, Revenue,
                Future Tax Secured, Series A,
                5.25%, 05/01/2017                                     1,093,700
    3,200,000   New York City Transitional
                Finance Authority, Revenue,
                Future Tax Secured, Series A,
                5.375%, 02/15/2018                                    3,518,208
    1,750,000   Celebrate Community
                Development Authority, Special
                Assessment Revenue, North
                Virginia Project, Series B,
                6.25%, 03/01/2018                                     1,777,790
    2,615,000   New York State Housing Finance
                Agency, State Personal Income
                Tax Revenue, Economic
                Development & Housing, Series A,
                5.25%, 03/15/2020                                     2,823,991
    5,125,000   New York State Dormitory
                Authority, State Personal
                Income Tax Revenue, Education,
                Series A,
                5.375%, 03/15/2021                                    5,570,055


_______________________________________________________________________________

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


                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,825,000   New York State Housing Finance
                Agency, State Personal Income
                Tax Revenue, Economic
                Development & Housing, Series A,
                5.25%, 09/15/2021                                $    3,033,315
    6,320,000   New York City Transitional
                Finance Authority, Future Tax
                Secured, Series A,
                5.375%, 11/15/2021                                    6,933,040
    1,810,000   Beacon Tradeport Community
                Development District, Florida,
                Special Assessment Industrial
                Project, Series B,
                7.125%, 05/01/2022                                    1,900,029
    3,595,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Revenue, Series C,
                5.00%, 05/01/2026                                     3,705,978
   11,255,000   New York City Transitional
                Finance Authority, Future Tax
                Secured Refunding, Series A,
                5.50%, 11/01/2026(d)                                 12,950,566
                                                                 --------------
                Total Special Tax
                  (Cost $133,648,426)                               138,793,492
                                                                 --------------
                Total Tax Supported
                  (Cost $352,483,728)                               364,025,255
                                                                 --------------
                Revenue-17.12%
                Airport Revenue-0.10%
    1,000,000   Denver City & County,
                Colorado, Airport Revenue,
                Series D, AMT,
                7.75%, 11/15/2013                                     1,231,740
                                                                 --------------
                Total Airport Revenue
                  (Cost $980,207)                                     1,231,740
                                                                 --------------
                Electric Revenue-3.53%
    1,270,000   California State Department
                Water Resources, Power Supply,
                Series A,
                5.50%, 05/01/2008                                     1,418,184
   20,105,000   California State Department
                Water Resources, Power Supply,
                Series A,
                5.50%, 05/01/2009                                    22,675,022
    7,500,000   Long Island Power Authority,
                New York, Electric System
                Revenue, Series A,
                5.00%, 06/01/2009                                     8,252,700


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   2,415,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Refunding, Series D,
                5.375%, 01/01/2010                               $    2,651,090
    2,680,000   New York State Power
                Authority, Revenue & General
                Purpose,
                0.95%, 03/01/2016(d)                                  2,680,107
    2,235,000   North Carolina Eastern
                Municipal Power Agency, Power
                System Refunding, Series C,
                5.375%, 01/01/2017                                    2,383,181
    1,875,000   New York State Power
                Authority, Revenue & General
                Purpose,
                0.95%, 03/01/2020(d)                                  1,874,700
    2,680,000   New York State Power
                Authority, Revenue, Series A,
                5.00%, 11/15/2020                                     2,853,396
                                                                 --------------
                Total Electric Revenue
                  (Cost $42,928,885)                                 44,788,380
                                                                 --------------
                Health Care Revenue-0.76%
    1,305,000   New York State Dormitory
                Authority, Kateri Residence,
                4.00%, 07/01/2007                                     1,393,205
      815,000   Nassau County Industrial
                Development Agency, New York,
                North Shore Health System
                Project, Series C,
                5.625%, 11/01/2010                                      905,767
      465,000   New York State Medical Care
                Facilities Finance Agency,
                Hospital & Nursing Home
                Insured Mortgage, Series A, FHA,
                6.125%, 02/15/2014                                      483,953
    6,905,000   California Statewide Community
                Development Authority Revenue,
                Kaiser Permanente, Series F,
                2.30%, 04/01/2033(d)                                  6,898,855
                                                                 --------------
                Total Health Care Revenue
                  (Cost $9,543,445)                                   9,681,780
                                                                 --------------
                Higher Education Revenue-0.55%
    1,000,000   New York State Dormitory
                Authority, Columbia University,
                5.625%, 07/01/2006                                    1,093,010


-------------------------------------------------------------------------------
114 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,290,000   New York State Dormitory
                Authority, Columbia University,
                5.75%, 07/01/2007                                $    1,452,617
    2,120,000   New York City Industrial
                Development Agency, Civic
                Facilities Revenue,
                Polytechnic University Project,
                5.75%, 11/01/2011                                     1,992,206
    1,655,000   New York City Industrial
                Development Agency, Civic
                Facilities Revenue,
                Polytechnic University Project,
                5.75%, 11/01/2012                                     1,535,294
    1,045,000   New York City Industrial
                Development Agency, Civic
                Facilities Revenue,
                Polytechnic University Project,
                6.00%, 11/01/2020                                       931,179
                                                                 --------------
                Total Higher Education Revenue
                  (Cost $7,145,187)                                   7,004,306
                                                                 --------------
                Tobacco Revenue-1.87%
    1,470,000   Erie County, New York, Tobacco
                Settlement Asset-Backed,
                Senior Class A,
                6.00%, 07/15/2020                                     1,501,958
    1,450,000   New York Counties Tobacco
                Trust I,
                5.80%, 06/01/2023                                     1,468,415
    9,160,000   Tobacco Settlement Financing
                Corp., Rhode Island, Tobacco
                Settlement Asset-Backed,
                Series A,
                6.00%, 06/01/2023                                     8,806,607
      875,000   Rensselaer Tobacco Asset
                Securitization Corp., New
                York, Tobacco Settlement,
                Asset-Backed, Series A,
                5.20%, 06/01/2025                                       868,324
    9,795,000   Badger Tobacco Asset
                Securitization Corp.,
                Wisconsin, Tobacco Settlement
                Asset-Backed,
                6.125%, 06/01/2027                                    9,493,902
    1,775,000   Tobacco Settlement Financing
                Corp., New Jersey Tobacco
                Settlement Asset-Backed,
                5.75%, 06/01/2032                                     1,651,300
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
                Total Tobacco Revenue
                  (Cost $24,089,898)                             $   23,790,506
                                                                 --------------
                Toll/Transit Revenue-3.02%
$   1,825,000   MTA, New York, Revenue,
                Series B,
                3.00%, 11/15/2005                                     1,869,877
    1,000,000   MTA, New York, Revenue,
                Refunding Transportation,
                Series E,
                5.50%, 11/15/2006                                     1,095,820
   21,700,000   Triborough Bridge & Tunnel
                Authority, New York, Series B,
                5.00%, 11/15/2007                                    24,012,569
    4,450,000   New York State Bridge
                Authority, Revenue,
                5.00%, 01/01/2017                                     4,795,587
    5,025,000   Triborough Bridge & Tunnel
                Authority, New York, Toll
                Revenue, Series A,
                5.25%, 01/01/2017                                     5,516,344
    1,000,000   Triborough Bridge & Tunnel
                Authority, New York, Revenue,
                Series A,
                5.00%, 01/01/2020                                     1,059,100
                                                                 --------------
                Total Toll/Transit Revenue
                  (Cost $37,084,908)                                 38,349,297
                                                                 --------------
                Water/Sewer Revenue-4.66%
    1,255,000   New York State Environmental
                Facilities Corp., Pooled Loan,
                Pollution Control Revenue,
                State Revolving Fund, Series 92-B,
                6.25%, 09/15/2005                                     1,272,093
    1,255,000   New York State Environmental
                Facilities Corp., Pooled Loan,
                Pollution Control Revenue,
                State Revolving Fund, Series 92-B,
                6.35%, 09/15/2006                                     1,272,168
       15,000   New York State Environmental
                Facilities Corp., State Water
                Revolving Fund, New York City
                Municipal Water Refunding,
                Series A,
                5.75%, 06/15/2007                                        15,434
    2,975,000   New York State Environmental
                Facilities Corp., Pooled Loan,
                Pollution Control Revenue,
                State Revolving Fund, Series 95-A,
                5.20%, 05/15/2008                                     3,157,397


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                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   3,085,000   New York State Environmental
                Facilities Corp., Pooled Loan,
                Pollution Control Revenue,
                State Revolving Fund, Series 95-A,
                5.30%, 05/15/2009                                $    3,280,034
    4,600,000   New York State Environmental
                Facilities Corp., State
                Revolving Funds, Municipal
                Water Project, Series K,
                5.00%, 06/15/2009                                     5,163,914
      780,000   New York State Environmental
                Facilities Corp., Pooled Loan,
                Pollution Control Revenue,
                State Revolving Fund, Series 95-A,
                5.40%, 05/15/2010                                       829,538
    1,730,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, Unrefunded
                State Water Revolving Fund,
                Series A,
                4.95%, 06/15/2010                                     1,875,631
    1,395,000   New York City Municipal Water
                Finance Authority, New York,
                Series A,
                6.00%, 06/15/2010                                     1,642,850
    8,280,000   New York State Environmental
                Facilities Corp., State
                Refunding Revolving Funds,
                Municipal Water Project,
                Series K,
                5.00%, 06/15/2011                                     9,327,006
    1,000,000   New York City Municipal Water
                Finance Authority, Refunding,
                Series A,
                5.25%, 06/15/2011                                     1,139,720
      745,000   New York State Environmental
                Facilities Corp., New York
                City Municipal Water Finance
                Authority Refunding, Series A,
                5.75%, 06/15/2011                                       875,077
    5,000,000   New York City Municipal Water
                Finance Authority, New York
                Water & Sewer System Revenue
                Series D,
                5.00%, 06/15/2012                                     5,605,700
      100,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, New York City
                Municipal Water Finance
                Authority, Series 90-A,
                7.50%, 06/15/2012                                       100,570


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 117

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$     225,000   New York State Environmental
                Facilities Corp., Pollution
                Control Revenue, Unrefunded
                State Water Revolving Fund,
                Series A,
                5.20%, 12/15/2015                                $      241,292
    2,320,000   New York City Municipal Water
                Finance Authority, New York
                Water & Sewer System Revenue,
                Refunding Series D,
                5.50%, 06/15/2017                                     2,640,322
    1,200,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Revolving Funds,
                Municipal Water Finance,
                Series 01-D,
                5.00%, 06/15/2018                                     1,275,852
    1,485,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Revolving Funds,
                Pooled Funding Program, Series B,
                5.375%, 11/15/2018                                    1,636,292
    1,250,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Revolving Funds,
                Municipal Water Finance,
                Series 01-D,
                5.00%, 06/15/2019                                     1,336,275
    2,310,000   New York State Environmental
                Facilities Corp., State
                Revolving Funds, Municipal
                Water Project, Series J,
                5.00%, 06/15/2019                                     2,479,924
    5,025,000   New York City Municipal Water
                Finance Authority, New York
                Water & Sewer System Revenue,
                Refunding Series 01-D,
                5.125%, 06/15/2019                                    5,439,110
    1,255,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Prerefunded
                Revolving Funds, Series D,
                5.15%, 10/15/2019                                     1,354,747
    1,935,000   New York State Environmental
                Facilities Corp., Clean Water
                & Drinking Revolving Funds,
                Pooled Funding Program, Series F,
                5.25%, 11/15/2019                                     2,125,927


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                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   4,560,000   New York State Environmental
                Facilities Corp., State
                Unrefunded Balance Revolving
                Funds, Series B,
                5.875%, 07/15/2020                               $    5,167,346
                                                                 --------------
                Total Water/Sewer Revenue
                  (Cost $56,403,708)                                 59,254,219
                                                                 --------------
                Miscellaneous Revenue-0.14%
    1,785,000   Broad Street Community
                Development Authority, Virginia,
                7.125%, 06/01/2015                                    1,827,519
                                                                 --------------
                Total Miscellaneous Revenue
                  (Cost $1,785,000)                                   1,827,519
                                                                 --------------
                Industrial Development/Pollution
                Control Revenue-2.49%
    1,495,000   New York City Industrial
                Development Agency, Special
                Facilities Revenue, Terminal
                One Group Association Limited
                Partnership Project, AMT,
                6.00%, 01/01/2007                                     1,526,231
    4,910,000   Louisa Industrial Development
                Authority, Virginia, Pollution
                Control Revenue, Virginia
                Electric & Power Co.,
                5.25%, 12/01/2008(d)                                  5,286,302
    4,800,000   New York State Environmental
                Facilities Corp., Solid Waste
                Disposal Revenue Waste
                Management Project, Series A,
                4.00%, 05/01/2012(d)                                  4,808,448
    2,150,000   Putnam County, West Virginia
                Pollution Control Revenue,
                Appalachian Power Co. Project,
                Series E,
                2.80%, 05/01/2019(d)                                  2,163,803
    4,750,000   Pope County, Arkansas, Entergy
                Arkansas, Inc. Project,
                5.05%, 09/01/2028(d)                                  4,848,705
    5,755,000   Maricopa County, Arizona
                Pollution Control Revenue,
                Arizona Public Service Co.
                Project, Series D,
                1.875%, 05/01/2029(d)                                 5,755,000


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 119

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Principal                                                                Market
Amount          Description                                               Value
-------------------------------------------------------------------------------
$   1,000,000   Beaver County Industrial
                Development Authority,
                Pennsylvania, Pollution
                Control Revenue, Cleveland
                Electric Project,
                3.75%, 10/01/2030(d)                             $    1,016,180
    5,080,000   Ohio State Air Quality
                Development Authority Revenue,
                Cleveland Pollution Control,
                Series B,
                3.75%, 10/01/2030(d)                                  5,162,194
    1,100,000   Maricopa County Industrial
                Development Authority,
                Arizona, Solid Waste Disposal
                Revenue, Waste Management,
                Inc., Project,
                4.80%, 12/01/2031(d)                                  1,123,353
                                                                 --------------
                Total Industrial Development/Pollution
                  Control Revenue
                  (Cost $31,073,469)                                 31,690,216
                                                                 --------------
                Total Revenue
                  (Cost $211,034,707)                               217,617,963
                                                                 --------------
                Asset-Backed Securities-1.48%
                Housing-1.48%
    7,655,000   New York City Housing
                Development Corp., Multifamily
                Housing Revenue, Series E1,
                2.75%, 11/01/2007                                     7,665,334
    7,045,000   New York State Mortgage
                Agency, AMT Homeowner
                Mortgage, Revenue, Series 99,
                4.50%, 04/01/2023                                     7,428,600
    2,105,000   New York State Dormitory
                Authority, Highland Community
                Development Corp., Revenue,
                Series B,
                5.50%, 07/01/2023                                     2,112,199
    1,520,000   New York State Mortgage
                Agency, AMT Homeowner
                Mortgage, Revenue, Series 69,
                5.50%, 10/01/2028                                     1,557,590
                                                                 --------------
                Total Housing
                  (Cost $18,340,401)                                 18,763,723
                                                                 --------------
                Total Asset-Backed Securities
                  (Cost $18,340,401)                                 18,763,723
                                                                 --------------


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                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
                INVESTMENT SUMMARY
                Total Investments-99.50%
                  (Cost $1,208,553,839)(e)                       $1,264,432,203
                Cash and Other Assets,
                  Less Liabilities-0.50                               6,355,083
                                                                 --------------
                Net Assets-100.00%                               $1,270,787,286
                                                                 ==============


SHORT FUTURES CONTRACT

                                                     Contract        Unrealized
Contracts       Description                            Amount      Depreciation
-------------------------------------------------------------------------------
15              Interest Rate
                Swap 10 Yr. Future
                June 2004                           $1,695,000   $       (4,688)
                                                                 --------------
                Total Short Futures Contract                     $       (4,688)
                                                                 ==============


INTEREST RATE SWAPS


  Notional                            Rate            Rate          Termination      Unrealized
   Amount         Description       Received          Paid             Date          Gain/(Loss)
--------------------------------------------------------------------------------------------------
$  7,000,000      BMA Interest        2.62%           Variable*       11/01/2004      $ 128,813
                  Rate Swap

  62,400,000      Interest          85.10% of         Variable*       02/03/2006        (38,341)
                  Rate Swap      1 Month LIBOR+

   7,000,000      BMA Interest        2.31            Variable*       11/01/2006         32,952
                  Rate Swap

   5,000,000      BMA Interest        2.78            Variable*       10/01/2008        119,383
                  Rate Swap

   7,000,000      BMA Interest      Variable*           4.03%         11/01/2011       (552,669)
                  Rate Swap

   5,000,000      BMA Interest      Variable*           3.47%         06/15/2012       (150,219)
                  Rate Swap                                                           ---------

Total Interest Rate Swaps                                                             $(460,081)
                                                                                      =========


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 121

                         New York Municipal Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


+  Interest based on LIBOR (London Interbank Offered Rate)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  When-issued security.

(c) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(d)  Variable rate coupon, rate shown as of March 31, 2004.

(e) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $57,183,193 and gross unrealized depreciation of investments was $1,304,829, resulting in net unrealized appreciation of $55,878,364.

Explanation of abbreviations:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance, Inc.
IBC - International Bancshares Corporation
MBIA - Municipal Bond Investors Assurance Corporation
MTA - Metropolitan Transportation Authority
XLCA - XL Capital Assurance, Inc.


See Notes to Financial Statements.


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122 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)


                                   California     Diversified      New York
                                    Municipal      Municipal       Municipal
                                    Portfolio      Portfolio       Portfolio
                                 ==============  ==============  ==============
ASSETS
Investments in securities
  at value                       $  893,827,263  $2,634,631,956  $1,264,432,203
Cash in bank                             68,990         287,978          10,801
Receivables:
  Interest                           11,092,811      35,777,099      18,118,802
  Investment securities sold                 -0-        470,269       7,776,179
  Capital shares sold                   748,567       4,528,050       2,226,651
Appreciation of swap agreement
   (Note 1I)                              95,801         275,372         281,148
                                  --------------  --------------  --------------
Total assets                        905,833,432   2,675,970,724   1,292,845,784
                                  --------------  --------------  --------------
LIABILITIES
Payables:
  Dividends to shareholders             683,044       2,111,647       1,033,439
  Investment securities
    purchased                        14,309,333      28,403,221      18,766,654
  Capital shares redeemed               160,729         510,284         362,277
  Management fee (Note 2A)              379,179       1,050,027         527,417
  Shareholder servicing and
    administration fee (Note 2B)         64,994         194,481          91,228
  Distribution fee payable               82,070         218,119         127,644
  Accrued expenses                      213,035         599,991         400,641
  Margin owed to broker on
    futures contracts                     6,906              -0-          7,969
Depreciation of swap agreement
  (Note 1I)                             186,904         454,473         741,229
                                  --------------  --------------  --------------
Total liabilities                    16,086,194      33,542,243      22,058,498
                                  --------------  --------------  --------------
Net Assets                       $  889,747,238  $2,642,428,481  $1,270,787,286
                                  --------------  --------------  --------------
Cost of investments              $  862,014,692  $2,530,390,196  $1,208,553,839
                                 ==============  ==============  ==============
NET ASSETS CONSIST OF:
Capital stock, at par            $       61,340  $      183,688  $       89,281
Additional paid-in capital          857,933,550   2,540,631,099   1,217,450,498
Undistributed net investment
  income/(excess distributions)         (34,764)         24,852           4,122
Accumulated net realized
  gain (loss) on investment
  and futures transactions               70,925      (2,473,817)     (2,170,210)
Unrealized
  appreciation/(depreciation)
  of investments, futures and
  swaps                              31,716,187     104,062,659      55,413,595
                                  --------------  --------------  --------------
                                 $  889,747,238  $2,642,428,481  $1,270,787,286
                                 ==============  ==============  ==============


See notes to financial statements.


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


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                   California      Diversified      New York
                                    Municipal       Municipal       Municipal
                                    Portfolio       Portfolio       Portfolio
                                 ==============  ==============  ==============
CALCULATION OF MAXIMUM
OFFERING PRICE
Municipal Class Shares
Net Assets                       $  761,788,077  $2,297,161,730  $1,072,264,084
Shares of capital stock
  outstanding                        52,518,029     159,694,116      75,327,380
                                  --------------  --------------  --------------
Net asset value and offering
  price per share                $        14.51  $        14.38  $        14.23
                                 ==============  ==============  ==============
Class A Shares
Net Assets                       $   46,228,893  $  128,510,523  $   71,023,357
Shares of capital stock
  outstanding                         3,187,263       8,930,894       4,991,850
                                  --------------  --------------  --------------
Net asset value and redemption
  price per share                $        14.50  $        14.39  $        14.23
Sales charge--4.25% of public
  offering price                            .64             .64             .63
                                  --------------  --------------  --------------
Maximum offering price           $        15.14  $        15.03  $        14.86
                                 ==============  ==============  ==============
Class B Shares
Net Assets                       $   38,718,875  $  109,383,831  $   63,722,068
Shares of capital stock
  outstanding                         2,669,002       7,600,774       4,480,124
                                  --------------  --------------  --------------
Net asset value and offering
  price per share                $        14.51  $        14.39  $        14.22
                                 ==============  ==============  ==============
Class C Shares
Net Assets                       $   43,011,393  $  107,372,397  $   63,777,777
Shares of capital stock
  outstanding                         2,965,397       7,461,723       4,481,814
                                  --------------  --------------  --------------
Net asset value and offering
  price per share                $        14.50  $        14.39  $        14.23
                                 ==============  ==============  ==============


See notes to financial statements.


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124 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)


                                    California     Diversified      New York
                                    Municipal       Municipal       Municipal
                                    Portfolio       Portfolio       Portfolio
                                  =============   =============   =============
INVESTMENT INCOME
Income:
  Interest                        $  15,771,608   $  48,244,307   $  24,395,904
                                   -------------   -------------   -------------
Total income                         15,771,608      48,244,307      24,395,904
                                   -------------   -------------   -------------
EXPENSES (NOTES 1 AND 2):
Management fee                        2,141,848       5,897,967       3,022,572
Shareholder servicing fee               359,788       1,076,878         515,105
Custodian and transfer agent
  fees                                  151,728         316,756         192,742
Distribution fees--Class A               77,133         201,162         112,948
Distribution fees--Class B              198,598         563,130         316,398
Distribution fees--Class C              230,134         548,588         317,325
Auditing and tax fees                    13,500          49,418          24,545
Printing fees                            13,161          53,810          24,859
Registration fees                        10,662         111,767          27,757
Legal fees                                3,588          19,209          15,650
Directors' fees and expenses              6,161          15,011           9,197
Miscellaneous                            10,427          30,362          21,236
                                   -------------   -------------   -------------
Total expenses                        3,216,728       8,884,058       4,600,334
Less: expense offset arrangement
  (Note 2A):                                 (3)             (8)             (5)
                                   -------------   -------------   -------------
Net expenses                          3,216,725       8,884,050       4,600,329
                                   -------------   -------------   -------------
Net investment income                12,554,883      39,360,257      19,795,575
                                   -------------   -------------   -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions             1,027,535       3,364,314       1,760,660
  Futures transactions                 (581,175)     (1,848,737)       (888,345)
                                   -------------   -------------   -------------
Net realized gain on investment
  transactions                          446,360       1,515,577         872,315
                                   -------------   -------------   -------------
Net increase in unrealized
  appreciation/(depreciation) of:
  Investments, futures
    and swaps                         2,785,585       5,565,865         858,754
                                   -------------   -------------   -------------
Net realized and unrealized
  gain on investment
  transactions                        3,231,945       7,081,442       1,731,069
                                   -------------   -------------   -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $  15,786,828   $  46,441,699   $  21,526,644
                                  =============   =============   =============


See notes to financial statements.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 125

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                California Municipal Portfolio
                                                ===============================
                                                  Six Months          Year
                                                 Ended 3/31/04        Ended
                                                  (unaudited)        9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   12,554,883   $   23,267,345
Net realized gain on investment
  transactions                                         446,360          267,640
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                     2,785,585       (6,018,093)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   15,786,828       17,516,892
                                                --------------   --------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (10,929,909)     (20,368,700)
  Class A                                             (722,660)      (1,329,149)
  Class B                                             (417,406)        (701,542)
  Class C                                             (484,908)        (867,954)
                                                --------------   --------------
Distributions from net realized gain on
  investment transactions
  Municipal Class                                     (488,770)              -0-
  Class A                                              (35,696)              -0-
  Class B                                              (27,760)              -0-
  Class C                                              (31,790)              -0-
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                     (13,138,899)     (23,267,345)
                                                --------------   --------------

CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  158,677,721      335,658,922
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                          4,176,015        6,474,935
                                                --------------   --------------
Total proceeds from shares sold                    162,853,736      342,133,857
Cost of shares redeemed                           (104,670,357)    (182,032,506)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                        58,183,379      160,101,351
                                                --------------   --------------
Net increase in net assets                          60,831,308      154,350,898

NET ASSETS:
Beginning of period                                828,915,930      674,565,032
                                                --------------   --------------
End of period(a)                                $  889,747,238   $  828,915,930
                                                ==============   ==============
(a) Includes undistributed net investment
  income/(excess distributions) of:             $      (34,764)  $      (34,764)
                                                ==============   ==============


See notes to financial statements.


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                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------



                                                Diversified Municipal Portfolio
                                                ===============================
                                                  Six Months         Year
                                                 Ended 3/31/04       Ended
                                                 (unaudited)         9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   39,360,257   $   74,358,002
Net realized gain on investment
  transactions                                       1,515,577        4,149,618
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                     5,565,865       (5,026,157)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   46,441,699       73,481,463
                                                --------------   --------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (34,809,820)     (66,005,881)
  Class A                                           (2,002,854)      (3,841,638)
  Class B                                           (1,290,522)      (2,300,733)
  Class C                                           (1,257,061)      (2,209,750)
                                                --------------   --------------
Total dividends to shareholders                    (39,360,257)     (74,358,002)
                                                --------------   --------------

CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  472,467,681      968,964,060
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                          9,802,463       19,095,903
                                                --------------   --------------
Total proceeds from shares sold                    482,270,144      988,059,963
Cost of shares redeemed                           (261,672,624)    (490,730,845)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       220,597,520      497,329,118
                                                --------------   --------------
Net increase in net assets                         227,678,962      496,452,579

NET ASSETS:
Beginning of period                              2,414,749,519    1,918,296,940
                                                --------------   --------------
End of period(a)                                $2,642,428,481   $2,414,479,519
                                                ==============   ==============
 (a) Includes undistributed net investment
  income/(excess distributions) of:             $       24,852   $       24,852
                                                ==============   ==============


See notes to financial statements.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 127

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                 New York Municipal Portfolio
                                                ===============================
                                                  Six Months         Year
                                                 Ended 3/31/04       Ended
                                                 (unaudited)        9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   19,795,575   $   37,741,695
Net realized gain on investment
  transactions                                         872,315        2,058,488
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                       858,754       (2,705,202)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   21,526,644       37,094,981
                                                --------------   --------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (17,123,663)     (33,702,805)
  Class A                                           (1,160,959)      (1,915,689)
  Class B                                             (754,941)      (1,138,804)
  Class C                                             (756,012)        (984,397)
                                                --------------   --------------
Total dividends to shareholders                    (19,795,575)     (37,741,695)
                                                --------------   --------------

CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  187,985,386      413,735,995
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                          6,578,409       12,753,085
                                                --------------   --------------
Total proceeds from shares sold                    194,563,795      426,489,080
Cost of shares redeemed                           (134,490,397)    (237,402,632)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                        60,073,398      189,086,448
                                                --------------   --------------
Net increase in net assets                          61,804,467      188,439,734

NET ASSETS:
Beginning of period                              1,208,982,819    1,020,543,085
                                                --------------   --------------
End of period(a)                                $1,270,787,286   $1,208,982,819
                                                ==============   ==============
 (a) Includes undistributed net investment
  income/(excess distributions) of:             $        4,122   $        4,122
                                                ==============   ==============


See notes to financial statements.


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128 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, the "Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective February 1, 2002, the Intermediate Municipal Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


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


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of each Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 131

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements

A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations on the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.


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132 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and the Portfolios. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Intermediate Class shares of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $9,607; Diversified Municipal Portfolio, $35,428; and New York Municipal Portfolio, $18,812, for the six months ended March 31, 2004.

C. Distribution--Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Intermediate Municipal Classes

The Intermediate Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                    Class B          Class C
                                                 =============    =============
California Municipal                             $   1,004,608    $     552,079
Diversified Municipal                                2,115,431          805,826
New York Municipal                                   1,622,271          627,745


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2004 as follows:


                        Front-End        Contingent Deferred Sales Charges
                    Sales Charges     -----------------------------------------
Portfolio                 Class A       Class A         Class B         Class C
-------------------------------------------------------------------------------
California Municipal     $  4,033      $ 10,685        $ 38,829        $ 31,179
Diversified Municipal      11,997        13,171         159,902          34,323
New York Municipal          5,975        10,000          59,253          21,640


NOTE 3.

Investment Security Transactions

Purchases and Sales

For the period from October 1, 2003 through March 31, 2004, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:


                           Purchases    Purchases          Sales         Sales
                       Excluding U.S.      of U.S. Excluding U.S.       of U.S.
                           Government   Government     Government    Government
                           Securities   Securities     Securities    Securities
-------------------------------------------------------------------------------
California Municipal   $  288,953,611   $      -0-   $143,843,433    $      -0-
Diversified Municipal     707,870,058          -0-    479,734,972           -0-
New York Municipal        278,167,599          -0-    200,289,128           -0-


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134 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE 4.

Risk Involved in Investing in the Portfolios

Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 7.5 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2004, 7,500 million are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the six months ended March 31, 2004, and for the year ended September 30, 2003, were as follows:


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
California                2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Municipal Class

Shares sold            9,559,003    15,993,308    $138,506,930    $230,456,346
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions          203,677       311,153       2,950,116       4,480,766
-------------------------------------------------------------------------------
Shares redeemed       (4,641,264)   (9,847,269)    (67,220,557)   (141,767,035)
-------------------------------------------------------------------------------
Net increase           5,121,416     6,457,192      74,236,489      93,170,077
===============================================================================
Beginning of
  period              47,396,613    40,939,421     657,270,405     564,100,328
===============================================================================
End of period         52,518,029    47,396,613    $731,506,894    $657,270,405
===============================================================================

Intermediate
  Municipal
  Class A Shares

Shares sold              831,271     2,785,231    $ 12,012,748    $ 40,254,137
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           36,811        61,879         533,287         891,976
-------------------------------------------------------------------------------
Shares converted
  from Class B            38,537         2,405         557,616          34,786
-------------------------------------------------------------------------------
Shares redeemed       (1,424,194)   (1,537,746)    (20,644,634)    (22,122,903)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (517,575)    1,311,769      (7,540,983)     19,057,996
===============================================================================
Beginning of period    3,704,838     2,393,069      53,199,229      34,141,233
===============================================================================
End of period          3,187,263     3,704,838    $ 45,658,246    $ 53,199,229
===============================================================================

Intermediate
  Municipal
  Class B Shares

Shares sold              208,998     1,920,658    $  3,016,925    $ 27,675,631
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           23,139        34,676         335,259         499,871
-------------------------------------------------------------------------------
Shares converted
  to Class A             (38,538)       (2,406)       (557,616)        (34,786)
-------------------------------------------------------------------------------
Shares redeemed         (284,628)     (473,721)     (4,118,921)     (6,793,430)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (91,029)    1,479,207      (1,324,353)     21,347,286
===============================================================================
Beginning of period    2,760,031     1,280,824      39,617,938      18,270,652
===============================================================================
End of period          2,669,002     2,760,031    $ 38,293,585    $ 39,617,938
===============================================================================


_______________________________________________________________________________

136 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
California                2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class C Shares

Shares sold              317,022     2,580,810    $  4,583,502    $ 37,238,022
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           24,667        41,795         357,353         602,322
-------------------------------------------------------------------------------
Shares redeemed         (839,344)     (787,462)    (12,128,629)    (11,314,352)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (497,655)    1,835,143      (7,187,774)     26,525,992
===============================================================================
Beginning of period    3,463,052     1,627,909      49,723,939      23,197,947
===============================================================================
End of period          2,965,397     3,463,052    $ 42,536,165    $ 49,723,939
===============================================================================


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
Diversified               2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Municipal Class

Shares sold           29,455,211    45,827,077  $  423,301,993  $  652,336,992
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends           497,384     1,007,006       7,147,104      14,337,817
-------------------------------------------------------------------------------
Shares redeemed      (12,920,420)  (24,691,187)   (185,272,811)   (351,569,651)
-------------------------------------------------------------------------------
Net increase          17,032,175    22,142,896     245,176,286     315,105,158
===============================================================================
Beginning of
  period             142,661,941   120,519,045   1,955,483,332   1,640,378,174
===============================================================================
End of period        159,694,116   142,661,941  $2,200,659,618  $1,955,483,332
===============================================================================



_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 137

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
Diversified               2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class A Shares

Shares sold            1,859,797    10,166,055   $  26,630,092   $ 145,026,646
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            89,359       167,702       1,284,246       2,390,535
-------------------------------------------------------------------------------
Shares converted
  from Class B            25,943        21,475         372,416         305,385
-------------------------------------------------------------------------------
Shares redeemed       (2,857,193)   (6,243,391)    (40,952,384)    (88,536,960)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (882,094)    4,111,841     (12,665,630)     59,185,606
===============================================================================
Beginning of
  period               9,812,988     5,701,147     139,356,112      80,170,506
===============================================================================
End of period          8,930,894     9,812,988   $ 126,690,482   $ 139,356,112
===============================================================================

Intermediate
  Municipal
  Class B Shares

Shares sold              560,031     5,805,688   $   8,030,242   $  82,692,928
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            51,117        91,215         734,637       1,300,441
-------------------------------------------------------------------------------
Shares converted
  to Class A             (25,945)      (21,475)       (372,416)       (305,385)
-------------------------------------------------------------------------------
Shares redeemed       (1,047,567)   (1,506,890)    (15,032,662)    (21,435,134)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (462,364)    4,368,538      (6,640,199)     62,252,850
===============================================================================
Beginning of
  period               8,063,138     3,694,600     114,221,384      51,968,534
===============================================================================
End of period          7,600,774     8,063,138   $ 107,581,185   $ 114,221,384
===============================================================================


_______________________________________________________________________________

138 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
Diversified               2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class C Shares

Shares sold              985,673     6,210,766   $  14,132,938   $  88,602,109
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            44,294        74,861         636,476       1,067,110
-------------------------------------------------------------------------------
Shares redeemed       (1,395,779)   (2,035,098)    (20,042,351)    (28,883,715)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (365,812)    4,250,529      (5,272,937)     60,785,504
===============================================================================
Beginning of
  period               7,827,535     3,577,006     111,156,439      50,370,935
===============================================================================
End of period          7,461,723     7,827,535   $ 105,883,502   $ 111,156,439
===============================================================================


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
New York                  2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Municipal Class

Shares sold           11,129,331    17,541,261  $  158,338,098   $ 247,638,231
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends           346,538       722,407       4,931,325      10,190,157
-------------------------------------------------------------------------------
Shares redeemed       (6,930,788)  (13,559,281)    (98,433,217)   (191,147,522)
-------------------------------------------------------------------------------
Net increase           4,545,081     4,704,387      64,836,206      66,680,866
===============================================================================
Beginning of
  period              70,782,299    66,077,912     956,689,419     890,008,553
===============================================================================
End of period         75,327,380    70,782,299  $1,021,525,625   $ 956,689,419
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
New York                  2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class A Shares

Shares sold              983,881     4,772,614    $ 13,991,722    $ 67,433,941
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            51,672        90,478         734,846       1,276,666
-------------------------------------------------------------------------------
Shares converted
  from Class B            26,101        13,121         371,038         185,945
-------------------------------------------------------------------------------
Shares redeemed       (1,596,726)   (1,933,812)    (22,700,782)    (27,187,705)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (535,072)    2,942,401      (7,603,176)     41,708,847
===============================================================================
Beginning of
  period               5,526,922     2,584,521      77,587,151      35,878,304
===============================================================================
End of period          4,991,850     5,526,922    $ 69,983,975    $ 77,587,151
===============================================================================

Intermediate
  Municipal
  Class B Shares

Shares sold              425,688     3,262,222    $  6,047,518    $ 46,059,262
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            38,232        57,631         543,537         812,702
-------------------------------------------------------------------------------
Shares converted
  to Class A             (26,117)      (13,130)       (371,038)       (185,945)
-------------------------------------------------------------------------------
Shares redeemed         (387,904)     (679,364)     (5,514,216)     (9,549,437)
-------------------------------------------------------------------------------
Net increase              49,899     2,627,359         705,801      37,136,582
===============================================================================
Beginning of
  period               4,430,225     1,802,866      62,187,763      25,051,181
===============================================================================
End of period          4,480,124     4,430,225    $ 62,893,564    $ 62,187,763
===============================================================================


_______________________________________________________________________________

140 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                         Ended                       Ended
                       March 31,    Year Ended      March 31,     Year Ended
New York                  2004     September 30,      2004        September 30,
Municipal Portfolio   (unaudited)      2003       (unaudited)         2003
-------------------  ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class C Shares

Shares sold              650,603     3,705,738    $  9,237,010    $ 52,418,616
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            25,919        33,551         368,701         473,560
-------------------------------------------------------------------------------
Shares redeemed         (524,846)     (663,668)     (7,471,144)     (9,332,023)
-------------------------------------------------------------------------------
Net increase             151,676     3,075,621       2,134,567      43,560,153
===============================================================================
Beginning of
  period               4,330,138     1,254,517      61,002,048      17,441,895
===============================================================================
End of period          4,481,814     4,330,138    $ 63,136,615    $ 61,002,048
===============================================================================


NOTE 7.

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002, were as follows:


California Municipal                                 2003             2002
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   1,308,514    $      38,568
                                                 -------------    -------------
Total taxable distributions paid                     1,308,514           38,568
Tax exempt distributions                            21,958,831       19,871,800
                                                 -------------    -------------
Total distributions paid                         $  23,267,345    $  19,910,368
                                                 =============    =============


Diversified Municipal                                2003             2002
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   1,659,562    $      45,929
                                                 -------------    -------------
Total taxable distributions paid                     1,659,562           45,929
Tax exempt distributions                            72,698,440       62,389,473
                                                 -------------    -------------
Total distributions paid                         $  74,358,002    $  62,435,402
                                                 =============    =============



_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


New York Municipal                                   2003             2002
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   1,072,760    $     323,848
                                                 -------------    -------------
Total taxable distributions paid                     1,072,760          323,848
Tax exempt distributions                            36,668,935       32,997,906
                                                 -------------    -------------
Total distributions paid                         $  37,741,695    $  33,321,754
                                                 =============    =============


As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                   Accumulated                            Total
                                   Capital and       Unrealized     Accumulated
                         Ordinary        Other     Appreciation/      Earnings/
                        Income(a)     Losses(b)  Depreciation(c)      (Deficit)
-------------------------------------------------------------------------------
California Municipal   $  610,365   $   69,554     $  29,069,629   $ 29,749,548
Diversified Municipal   1,981,979   (3,877,275)       98,384,675     96,489,379
New York Municipal        997,705   (3,333,293)       54,845,609     52,510,021

(a)  includes tax exempt income as shown below:

-------------------------------------------------------------------------------
Diversified Municipal              $ 1,918,335
California Municipal                   574,690
New York Municipal                     996,144

(b) At September 30, 2003, the following Portfolios had capital loss carryforwards as shown below:

                                  Capital Loss
                               Carryforward Amount                Expiration
-------------------------------------------------------------------------------
Diversified Municipal              $ 3,877,275                     9/30/2009
New York Municipal                   3,333,293                     9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

NOTE 8.

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Portfolios' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an


_______________________________________________________________________________

142 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; however, it is not expected that the Portfolios will have their fees reduced, and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Funds, will introduce governance and compliance changes.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Portfolios as defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                               Intermediate California
                                                 Municipal Portfolio
                                        -------------------------------------
                                                   Class A Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.20         0.43         0.30
Net realized and unrealized gain
   (loss) on investment and
  futures transactions                      0.05        (0.13)        0.37
Total from investment operations            0.25         0.30         0.67

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                           -0-       (0.02)          -0-
Dividends from tax-exempt net
  investment income                        (0.20)       (0.41)       (0.30)
Distributions from net realized
  gain on investment transactions          (0.01)          -0-          -0-
Total dividends and distributions          (0.21)       (0.43)       (0.30)
Net asset value, end of period            $14.50       $14.46       $14.59
Total return(b)                             1.76%        2.13%        4.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $46,229      $53,570      $34,909
Average net assets (000 omitted)         $ 3,559      $44,288      $15,046
Ratio of expenses to average
  net assets                                0.88%*       0.90%        0.97%*
Ratio of net investment income to
  average net assets                        2.81%*       3.00%        2.98%*
Portfolio turnover rate                       18%          44%          31%


See footnote summary on page 153.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                              Intermediate California
                                                 Municipal Portfolio
                                        -------------------------------------
                                                    Class B Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.15         0.33         0.23
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.06        (0.13)        0.37
Total from investment operations            0.21         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                           -0-       (0.02)          -0-
Dividends from tax-exempt net
  investment income                        (0.15)       (0.31)       (0.23)
Distributions from net realized
  gain on investment transactions          (0.01)          -0-          -0-
Total dividends and distributions          (0.16)       (0.33)       (0.23)
Net asset value, end of period            $14.51       $14.46       $14.59
Total return(b)                             1.47%        1.41%        4.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $38,719      $39,915      $18,688
Average net assets (000 omitted)         $ 2,738      $30,679      $ 8,396
Ratio of expenses to average
  net assets                                1.59%*       1.61%        1.68%*
Ratio of net investment income to
  average net assets                        2.10%*       2.29%        2.27%*
Portfolio turnover rate                       18%          44%          31%


See footnote summary on page 153.


_______________________________________________________________________________

146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                               Intermediate California
                                                 Municipal Portfolio
                                        -------------------------------------
                                                   Class C Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.15         0.33         0.23
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.05        (0.13)        0.37
Total from investment operations            0.20         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                           -0-       (0.02)          -0-
Dividends from tax-exempt net
  investment income                        (0.15)       (0.31)       (0.23)
Distributions from net realized
  gain on investment transactions          (0.01)          -0-          -0-
Total dividends and distributions          (0.16)       (0.33)       (0.23)
Net asset value, end of period            $14.50       $14.46       $14.59
Total return(b)                             1.40%        1.41%        4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $43,011      $50,071      $23,746
Average net assets (000 omitted)         $ 3,186      $37,992      $10,538
Ratio of expenses to average
  net assets                                1.59%*       1.61%        1.68%*
Ratio of net investment income to
  average net assets                        2.11%*       2.28%        2.28%*
Portfolio turnover rate                       18%          44%          31%


See footnote summary on page 153.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             Intermediate Diversified
                                                Municipal Portfolio
                                        -------------------------------------
                                                    Class A Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.22         0.47         0.33
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.04        (0.02)        0.36
Total from investment operations            0.26         0.45         0.69

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.22)       (0.46)       (0.33)
Total dividends                            (0.22)       (0.47)       (0.33)
Net asset value, end of period            $14.39       $14.35       $14.37
Total return(b)                             1.78%        3.22%        5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                         $128,511     $140,781      $81,944
Average net assets (000 omitted)        $  9,356     $117,219      $40,750
Ratio of expenses to average
  net assets                                0.86%*       0.88%        0.94%*
Ratio of net investment income to
  average net assets                        2.99%*       3.28%        3.42%*
Portfolio turnover rate                       19%          38%          22%


See footnote summary on page 153.


_______________________________________________________________________________

148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             Intermediate Diversified
                                                Municipal Portfolio
                                        -------------------------------------
                                                   Class B Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.35       $14.38       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.16         0.37         0.27
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.04        (0.03)        0.37
Total from investment operations            0.20         0.34         0.64

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.16)       (0.36)       (0.27)
Total dividends                            (0.16)       (0.37)       (0.27)
Net asset value, end of period            $14.39       $14.35       $14.38
Total return(b)                             1.43%        2.43%        4.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                         $109,384     $115,690      $53,115
Average net assets (000 omitted)        $  7,848     $ 89,102      $26,153
Ratio of expenses to average
  net assets                                1.56%*       1.59%        1.65%*
Ratio of net investment income to
  average net assets                        2.29%*       2.58%        2.75%*
Portfolio turnover rate                       19%          38%          22%


See footnote summary on page 153.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 149

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                              Intermediate Diversified
                                                 Municipal Portfolio
                                        -------------------------------------
                                                    Class C Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.16         0.37         0.27
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.04        (0.02)        0.36
Total from investment operations            0.20         0.35         0.63

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.16)       (0.36)       (0.27)
Total dividends                            (0.16)       (0.37)       (0.27)
Net asset value, end of period            $14.39       $14.35       $14.37
Total return(b)                             1.43%        2.50%        4.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                         $107,372     $112,298      $51,419
Average net assets (000 omitted)        $  7,647     $ 86,028      $24,113
Ratio of expenses to average
  net assets                                1.56%*       1.59%        1.65%*
Ratio of net investment income to
  average net assets                        2.29%*       2.57%        2.71%*
Portfolio turnover rate                       19%          38%          22%


See footnote summary on page 153.


_______________________________________________________________________________

150 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                               Intermediate New York
                                                Municipal Portfolio
                                        -------------------------------------
                                                    Class A Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.21       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.22         0.46         0.32
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.02        (0.01)        0.40
Total from investment operations            0.24         0.45         0.72

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.22)       (0.45)       (0.32)
Total dividends                            (0.22)       (0.46)       (0.32)
Net asset value, end of period            $14.23       $14.21       $14.22
Total return(b)                             1.70%        3.25%        5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $71,023      $78,518      $36,760
Average net assets (000 omitted)         $ 5,297      $59,445      $19,608
Ratio of expenses to average
  net assets                                0.88%*       0.90%        0.95%*
Ratio of net investment income to
  average net assets                        3.08%*       3.22%        3.39%*
Portfolio turnover rate                       17%          29%          37%


See footnote summary on page 153.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 151

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                              Intermediate New York
                                               Municipal Portfolio
                                        -------------------------------------
                                                   Class B Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.20       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.17         0.36         0.26
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.02        (0.02)        0.40
Total from investment operations            0.19         0.34         0.66

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.17)       (0.35)       (0.26)
Total dividends                            (0.17)       (0.36)       (0.26)
Net asset value, end of period            $14.22       $14.20       $14.22
Total return(b)                             1.34%        2.45%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $63,722      $62,916      $25,635
Average net assets (000 omitted)         $ 4,456      $45,137      $12,577
Ratio of expenses to average
  net assets                                1.58%*       1.61%        1.67%*
Ratio of net investment income to
  average net assets                        2.39%*       2.52%        2.69%*
Portfolio turnover rate                       17%          29%          37%


See footnote summary on page 153.


_______________________________________________________________________________

152 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                               Intermediate New York
                                                 Municipal Portfolio
                                        -------------------------------------
                                                   Class C Shares
                                        -------------------------------------
                                        Six Months
                                           Ended                   February 1,
                                         March 31,   Year Ended     2002(a) to
                                           2004     September 30,  September 30,
                                        (unaudited)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.21       $14.23       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.17         0.36         0.26
Net realized and unrealized gain
  (loss) on investment and futures
  transactions                              0.02         (.02)        0.41
Total from investment operations            0.19         0.34         0.67

LESS DIVIDENDS:
Dividends from taxable net
  investment income                           -0-       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.17)       (0.35)       (0.26)
Total dividends                            (0.17)       (0.36)       (0.26)
Net asset value, end of period            $14.23       $14.21       $14.23
Total return(b)                             1.35%        2.44%        4.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $63,778      $61,526      $17,847
Average net assets (000 omitted)         $ 4,449      $39,493      $ 8,277
Ratio of expenses to average
  net assets                                1.58%*       1.61%        1.66%*
Ratio of net investment income to
  average net assets                        2.38%*       2.49%        2.65%*
Portfolio turnover rate                       17%          29%          37%


*  Annualized.

(a)  Commenced distribution on February 1, 2002.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 153

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

Rosalie J. Wolf,(1) Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS

Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

+  For the Intermediate Municipal Portfolios, Class A, B and C shares only.


_______________________________________________________________________________

154 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 155

NOTES


_______________________________________________________________________________

156 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


INTMUNISR0304



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 22, 2004 the Fund adopted written procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT

    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  May 26, 2004